United States

Securities and Exchange Commission

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08073

STATE FARM VARIABLE PRODUCT TRUST

(Exact name of registrant as specified in charter)

One State Farm Plaza

Bloomington, IL 61710-0001

(Address of principal executive offices) (Zip code)

Alan Goldberg
Bell, Boyd & Lloyd LLC
Michael L. Tipsord	Three First National Plaza
One State Farm Plaza	70 West Madison St., Suite 3100
Bloomington, Illinois 61710-0001	Chicago, Illinois 60602

(Names and addresses of agents for service)

Registrant’s telephone number, including area code: 1-888-702-2307

Date of fiscal year end: 12/31/2006

Date of reporting period: 03/31/2006

ITEM 1. SCHEDULE OF INVESTMENTS.

STATE FARM VARIABLE PRODUCT TRUST LARGE CAP EQUITY FUND

Schedule of Investments

March 31, 2006 (Unaudited)

	Shares	Value
COMMON STOCKS—96.24%

CONSUMER DISCRETIONARY—4.28%
AutoNation Inc. (a)	5,200	$112,060
Carnival Corp.	2,500	118,425
Clear Channel Communications Inc.	12,400	359,724
Dollar Tree Stores Inc. (a)	3,600	99,612
Jarden Corp. (a)	3,800	124,830
Leggett & Platt Inc.	10,500	255,885
McDonald’s Corp.	2,900	99,644
Time Warner Inc.	4,400	73,876

		1,244,056

CONSUMER STAPLES—11.61%
Altria Group Inc.	12,700	899,922
Anheuser-Busch Companies Inc.	3,200	136,864
Avon Products Inc.	10,500	327,285
Campbell Soup Co.	13,300	430,920
General Mills Inc.	4,000	202,720
Kraft Foods Inc. Class A	23,900	724,409
Sara Lee Corp.	14,200	253,896
Unilever NV New York Shares	5,800	401,476

		3,377,492

ENERGY—9.04%
Anadarko Petroleum Corp.	2,300	232,323
Chevron Corp.	6,100	353,617
Exxon Mobil Corp.	5,300	322,558
Kinder Morgan Inc.	4,200	386,358
Royal Dutch Shell PLC ADR Class A	1,100	68,486
Royal Dutch Shell PLC ADR Class B	11,900	775,285
Transocean Inc. (a)	6,100	489,830

		2,628,457

FINANCIALS—28.74%
American International Group Inc.	6,500	429,585
AmeriCredit Corp. (a)	11,500	353,395
Berkshire Hathaway Inc. Class A (a)	2	180,700
Capital One Financial Corp.	4,700	378,444
Chubb Corp.	2,900	276,776
Everest Re Group Ltd.	900	84,033
Fifth Third Bancorp	9,600	377,856
General Growth Properties Inc.	12,900	630,423
Goldman Sachs Group Inc.	1,200	188,352
Hartford Financial Services Group Inc.	3,700	298,035
Hudson City Bancorp Inc.	45,700	607,353
IndyMac Bancorp Inc.	6,900	282,417
JPMorgan Chase & Co.	28,700	1,195,068
Marsh & McLennan Companies Inc.	23,700	695,832
RenaissanceRe Holdings Ltd.	3,800	165,756
St. Paul Travelers Co. Inc.	2,100	87,759
Wachovia Corp.	2,600	145,730
Washington Mutual Inc.	24,600	1,048,452
Wells Fargo & Co.	9,900	632,313
XL Capital Ltd. Class A	4,700	301,317

		8,359,596

HEALTH CARE—11.31%
AstraZeneca PLC ADR	8,000	401,840
Eli Lilly & Co.	1,900	105,070
Medco Health Solutions Inc. (a)	8,900	509,258
Merck & Co. Inc.	18,000	634,140
Omnicare Inc.	2,700	148,473
Pfizer Inc.	21,000	523,320
Triad Hospitals Inc. (a)	8,700	364,530
WellPoint Inc. (a)	7,800	603,954

		3,290,585

INDUSTRIALS—8.52%
American Standard Cos. Inc.	3,000	128,580
Emerson Electric Co.	2,600	217,438
General Electric Co.	27,500	956,450
Goodrich Corp.	2,100	91,581
Hubbell Inc. Class B	2,500	128,150
L-3 Communications Holdings Inc.	900	77,211
Raytheon Co.	3,900	178,776
Siemens AG ADR	2,100	195,657
Tyco International Ltd.	15,000	403,200
Union Pacific Corp.	1,100	102,685

		2,479,728

MATERIALS—5.71%
Air Products & Chemicals Inc.	4,000	268,760
Alcoa Inc.	10,900	333,104
E.I. du Pont de Nemours and Co.	2,800	118,188
International Paper Co.	10,800	373,356
Lyondell Chemical Co.	7,900	157,210
Methanex Corp.	5,200	106,756
The Dow Chemical Co.	7,500	304,500

		1,661,874

TECHNOLOGY—8.23%
Affiliated Computer Services Inc. Class A (a)	2,900	173,014
Arrow Electronics Inc. (a)	1,300	41,951
Fairchild Semiconductor International Inc. (a)	24,100	459,587
Flextronics International Ltd. (a)	43,000	445,050
Hewlett-Packard Co.	10,800	355,320
Intel Corp.	43,000	832,050
International Rectifier Corp. (a)	2,100	87,003

		2,393,975

TELECOMMUNICATION SERVICES—5.35%
AT&T Inc.	17,600	475,904
Sprint Nextel Corp.	24,700	638,248
Verizon Communications Inc.	13,000	442,780

		1,556,932

UTILITIES—3.45%
Duke Energy Corp.	10,100	294,415
Equitable Resources Inc.	3,900	142,389
Exelon Corp.	2,300	121,670
MDU Resources Group Inc.	4,100	137,145
NiSource Inc.	9,200	186,024
Pinnacle West Capital Corp.	3,100	121,210

		1,002,853

TOTAL COMMON STOCKS (cost $26,890,755)		27,995,548

SHORT-TERM INVESTMENTS — 4.21%
JPMorgan 100% US Treasury Securities Money Market Fund	205,992	205,992
JPMorgan Treasury Plus Money Market Fund	1,019,152	1,019,152

TOTAL SHORT-TERM INVESTMENTS (cost $1,225,144)		1,225,144

TOTAL INVESTMENTS — 100.45% (cost $28,115,899)		29,220,692

Liabilities, Net of Other Assets — (0.45)%		(131,990)

NET ASSETS — 100.00%		$29,088,702

(a)	Non-income producing security.

ADR - American Depository Receipts

See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY FUND

Schedule of Investments

March 31, 2006 (Unaudited)

	Shares	Value
COMMON STOCKS—94.93%

CONSUMER DISCRETIONARY—19.17%
Advo Inc.	8,500	$272,000
Alloy Inc. (a)	2,900	38,889
American Axle & Manufacturing Holdings Inc.	7,300	125,049
Arbitron Inc.	8,400	284,088
Blue Nile Inc. (a)	1,300	45,747
California Pizza Kitchen Inc. (a)	4,000	129,800
Citadel Broadcasting Corp.	4,200	46,578
Citi Trends Inc. (a)	1,600	63,616
Fossil Inc. (a)	3,200	59,456
Four Seasons Hotels Inc.	6,300	319,410
Franklin Covey Co. (a)	9,700	76,048
Furniture Brands International Inc.	20,300	497,553
Jarden Corp. (a)	11,100	364,635
Libbey Inc.	5,400	38,232
Lithia Motors Inc. Class A	2,900	100,630
MDU Communications Inc. (a)	235,400	284,834
Mikohn Gaming Corp. (a)	10,900	104,313
Morton’s Restaurant Group Inc. (a)	4,800	83,424
Nautilus Inc.	11,100	165,945
Orient Express Hotels Ltd. Class A	8,900	349,147
Prestige Brands Holdings Inc. (a)	9,700	118,049
Princeton Review Inc. (a)	16,900	102,245
Radio One Inc. Class D (a)	11,800	88,028
Reader’s Digest Association Inc.	13,800	203,550
Restoration Hardware Inc. (a)	25,800	146,802
Ruth’s Chris Steak House (a)	4,900	116,669
Scientific Games Corp. Class A (a)	10,500	368,865
Six Flags Inc. (a)	6,200	63,116
Smith & Wesson Holding Corp. (a)	5,300	32,065
Stage Stores Inc.	5,300	157,675
Steiner Leisure Ltd. (a)	1,400	56,700
Tarragon Corp.	2,600	51,740
Texas Roadhouse Inc. Class A (a)	9,200	157,228
The Sports Authority Inc. (a)	1,600	59,040
ValueVision Media Inc. Class A (a)	6,600	84,348

		5,255,514

CONSUMER STAPLES—2.04%
Fresh Del Monte Produce Inc.	2,300	48,645
Interstate Bakeries Corp. (a)	21,200	169,600
Reddy Ice Holdings Inc.	5,900	131,039
Tootsie Roll Industries Inc.	4,635	135,666
WD-40 Co.	2,400	74,040

		558,990

ENERGY—7.94%
Alpha Natural Resources Inc. (a)	17,600	407,264
CNX Gas Corp. (a) (b)	4,000	104,000
Delta Petroleum Corp. (a)	45,500	956,410
Energy Partners Ltd. (a)	3,300	77,814
Helmerich & Payne Inc.	2,700	188,514
Hydril (a)	1,500	116,925
Newpark Resources Inc. (a)	27,800	227,960
St. Mary Land & Exploration Co.	2,400	97,992

		2,176,879

FINANCIALS—15.28%
American Financial Realty Trust	4,600	53,590
Annaly Mortgage Management Inc.	12,300	149,322
Anthracite Capital Inc.	15,000	164,700
Banner Corp.	11,800	401,200
Cardinal Financial Corp.	2,800	37,884
Columbia Banking Systems Inc.	11,608	388,404
Federal Agricultural Mortgage Corp. Class C	6,900	202,998
First Community Bancorp (CA)	1,000	57,660
Franklin Bank Corp. (a)	6,100	117,303
Gramercy Capital Corp.	7,700	191,961
Harbor Florida Bancshares Inc.	1,500	56,805
Heritage Financial Corp.	4,500	130,500
International Securities Exchange Inc.	6,100	254,065
LaSalle Hotel Properties	1,400	57,400
Max Re Capital Ltd.	9,400	223,720
Medallion Financial Corp.	5,600	75,880
MeriStar Hospitality Corp. (a)	5,400	56,052
MFA Mortgage Investments Inc.	7,100	45,085
optionsXpress Holdings Inc.	1,500	43,620
Pan Pacific Retail Properties Inc.	1,200	85,080
ProAssurance Corp. (a)	1,800	93,600
Provident Bankshares Corp.	2,400	87,480
Seacoast Banking Corp. of Florida	12,200	355,142
SL Green Realty Corp.	2,800	284,200
Southcoast Financial Corp. (a)	5,800	147,900
Trammell Crow Co. (a)	12,000	427,920

		4,189,471

HEALTH CARE—8.64%
AMN Healthcare Services Inc. (a)	5,900	110,448
Atherogenics Inc. (a)	9,800	159,936
Healthways Inc. (a)	1,200	61,128
Human Genome Sciences Inc. (a)	34,500	375,015
Incyte Corp. (a)	35,400	213,108
Matria Healthcare Inc. (a)	3,300	125,268
National Medical Health Card Systems Inc. (a)	1,700	47,600
Option Care Inc.	21,900	309,666
Pharmacyclics Inc. (a)	17,800	81,880
Pharmion Corp. (a)	10,000	180,200
Renovis Inc. (a)	5,500	117,260
Rigel Pharmaceuticals Inc. (a)	7,400	85,026
VistaCare Inc. Class A (a)	11,200	173,600
Wright Medical Group Inc. (a)	11,000	217,250

ZymoGenetics Inc. (a)	5,200	112,424

		2,369,809

INDUSTRIALS—14.19%
Actuant Corp. Class A	5,600	342,832
Albany International Corp. Class A	2,500	95,225
Ducommun Inc. (a)	7,700	170,940
ESCO Technologies Inc. (a)	10,600	536,890
Exponent Inc. (a)	5,700	180,405
G&K Services Inc. Class A	5,500	233,970
Griffon Corp. (a)	3,800	94,392
Jacuzzi Brands Inc. (a)	11,400	112,062
Jetblue Airways Corp. (a)	20,350	218,152
K&F Industries Holdings Inc. (a)	13,000	215,800
Ladish Co. Inc. (a)	12,800	370,816
Pinnacle Airlines Corp. (a)	32,400	215,784
RailAmerica Inc. (a)	41,600	443,456
Resources Connection Inc. (a)	11,200	278,992
Tennant Co.	4,800	251,136
Tetra Tech Inc. (a)	2,700	51,543
United Stationers Inc. (a)	1,500	79,650

		3,892,045

MATERIALS—4.66%
Apex Silver Mines Ltd. (a)	3,400	80,750
AptarGroup Inc.	4,800	265,200
Georgia Gulf Corp.	9,000	233,910
Methanex Corp.	23,000	472,190
Packaging Corp. of America	10,100	226,644

		1,278,694

TECHNOLOGY—21.65%
Advanced Energy Industries Inc. (a)	26,000	367,380
Atheros Communications (a)	6,700	175,473
Benchmark Electronics Inc. (a)	7,000	268,450
Blackboard Inc. (a)	1,900	53,979
Brocade Communications Systems Inc. (a)	11,400	76,152
Credence Systems Corp. (a)	16,400	120,376
CyberSource Corp. (a)	8,800	98,208
Cymer Inc. (a)	7,900	358,976
Dot Hill Systems Corp. (a)	30,300	215,130
Electro Scientific Industries Inc. (a)	11,700	258,921
EMS Technologies Inc. (a)	16,500	297,495
Fairchild Semiconductor International Inc. (a)	11,700	223,119
FEI Co. (a)	2,200	43,670
Gateway Inc. (a)	104,000	227,760
Intergraph Corp. (a)	1,200	49,992
Kulicke & Soffa Industries Inc. (a)	28,200	269,028
LoJack Corp. (a)	2,000	47,960
LTX Corp. (a)	22,400	120,960
Measurement Specialties Inc. (a)	2,900	75,835
MIPS Technologies Inc. (a)	10,700	79,822
MKS Instruments Inc. (a)	12,600	295,218
Moldflow Corp. (a)	4,000	62,800
National Instruments Corp.	7,100	231,602
Novatel Wireless Inc. (a)	12,200	109,190
ON Semiconductor Corp. (a)	28,100	204,006
Pixelworks Inc. (a)	6,000	29,820
Rudolph Technologies Inc. (a)	4,900	83,545
Sapient Corp. (a)	74,802	570,739
SCO Group Inc. (a)	10,300	44,805
Semtech Corp. (a)	7,000	125,230
Silicon Laboratories Inc. (a)	1,800	98,910
Spansion Inc. Class A (a)	6,500	96,200
SupportSoft Inc. (a)	17,200	76,196
SYNNEX Corp. (a)	5,000	92,800
Veeco Instruments Inc. (a)	16,500	385,275

		5,935,022

TELECOMMUNICATION SERVICES—0.38%
General Communication Inc. Class A (a)	8,700	105,183

UTILITIES—0.98%
Duquesne Light Holdings Inc.	6,000	99,000
SEMCO Energy Inc. (a)	25,100	139,054
Westar Energy Inc.	1,500	31,215

		269,269

TOTAL COMMON STOCKS (cost $25,234,667)		26,030,876

SHORT-TERM INVESTMENTS — 5.17%
JPMorgan 100% US Treasury Securities Money Market Fund	537,118	537,118
JPMorgan Treasury Plus Money Market Fund	880,910	880,910

TOTAL SHORT-TERM INVESTMENTS (cost $1,418,028)		1,418,028

TOTAL INVESTMENTS — 100.10% (cost $26,652,695)		27,448,904

Liabilities, Net of Other Assets — (0.10)%		(27,899)

NET ASSETS — 100.00%		$27,421,005

(a)	Non-income producing security.

(b)	At the time of purchase, this security was subject to SEC Rule 144A resale restrictions but is no longer subject to those resale restrictions.

See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY FUND

Schedule of Investments

March 31, 2006 (Unaudited)

	Shares	Value

COMMON STOCKS —96.37%

AUSTRALIA—1.97%
Amcor Ltd.	11,838	$62,771
Insurance Australia Group Ltd.	19,976	78,296
Macquarie Bank Ltd.	900	41,712
Promina Group Ltd.	13,286	52,075
Qantas Airways Ltd.	20,316	51,533
QBE Insurance Group Ltd.	3,974	62,305
Rinker Group Ltd.	11,013	156,644
Wesfarmers Ltd.	1,650	41,239
Woolworths Ltd.	7,398	99,818

		646,393

AUSTRIA—0.52%
Erste Bank Der Oester Spark	1,000	58,986
Telekom Austria AG	2,526	59,556
Wienerberger AG	1,000	50,306

		168,848

BELGIUM—0.60%
Fortis	1,700	60,668
SES Global FDR Class A	4,000	63,326
UCB SA	1,500	73,823

		197,817

CANADA—5.89%
Abitibi Consolidated Inc.	10,000	41,339
Alcan Inc.	8,200	374,979
Barrick Gold Corp.	6,300	171,612
CAMECO Corp.	7,300	262,410
Canadian Natural Resources	4,500	249,957
Inco Ltd.	3,100	154,659
Loblaw Companies Ltd.	1,000	47,629
Magna International Inc. Class A	600	45,216
Manulife Financial Corp.	800	50,161
Methanex Corp.	3,000	61,366
Potash Corp. of Saskatchewan Inc.	2,200	193,564
Rogers Communications Inc. Class B	800	30,503
Suncor Energy Inc.	1,600	122,739
Telus Corp. Non Voting	1,700	65,721
The Toronto Dominion Bank	1,100	61,261

		1,933,116

DENMARK—0.32%
Novo Nordisk A/S	1,700	105,767

FINLAND—1.00%
Nokia Corp. ADR	4,100	84,952
Nokia OYJ	7,900	163,564
UPM-Kymmene OYJ	3,400	80,369

		328,885

FRANCE—9.87%
Accor SA	2,000	115,329
Air Liquide	500	104,128
AXA Co.	1,900	66,700
BNP Paribas	4,200	390,243
BNP Paribas New (a)	420	37,701
Bouygues	8,600	457,133
Carrefour SA	1,200	63,859
Essilor International	900	80,296
Groupe Danone	1,200	147,064
L’Oreal	1,600	141,003
Lafarge SA	1,700	192,679
PagesJuanes SA	1,123	31,555
Renault SA	900	95,733
Safran SA	1,300	32,967
Sanofi-Aventis	5,500	523,367
Schneider Electric SA	3,100	334,822
Societe Generale Class A	700	105,304
Thales SA	1,400	62,266
Total SA	600	158,338
Veolia Environnement	1,800	99,999

		3,240,486

GERMANY—6.30%
Allianz AG	1,500	250,525
Altana AG	1,200	74,390
Bayer AG	3,500	140,264
Bayerische Motoren Werke AG	1,100	60,604
Commerzbank AG	2,200	87,686
DaimlerChrysler AG	2,300	132,154
Depfa Bank PLC	4,500	80,187
Deutsche Bank AG	1,200	137,100
Deutsche Post AG	3,300	82,765
E.On AG	1,800	198,144
Infineon Technologies AG (a)	7,300	75,306
SAP AG	1,200	260,395
Siemens AG	2,900	270,825
Volkswagen AG	2,900	219,043

		2,069,388

GREECE—0.14%
Greek Org of Football Prognostics SA	1,200	45,879

HONG KONG—1.50%
Hang Lung Group Ltd.	25,000	57,027
Hang Lung Properties Ltd.	31,000	58,928
Hong Kong & China Gas Co. Ltd.	24,000	57,993
Li & Fung Ltd.	60,000	135,318
PCCW Ltd.	75,000	48,811
Sun Hung Kai Properties Ltd.	6,000	60,932
Swire Pacific Ltd. Class A	7,500	73,410

		492,419

IRELAND—0.38%
CRH PLC	3,600	125,681

ITALY—0.35%
Banca Intesa SpA	8,800	52,590
ENI SpA	2,200	62,617

		115,207

JAPAN—31.53%
Advantest Corp.	1,400	166,861
Aeon Co. Ltd.	7,800	189,177
Astellas Pharma Inc.	2,100	79,743
Canon Inc.	1,700	112,501
Daiichi Sanyko Co. Ltd.	3,000	68,428
Fanuc Ltd.	2,900	279,123
Hankyu Holdings Inc.	3,000	17,381
Hirose Electric Co. Ltd.	700	98,416
Hoya Corp.	2,400	96,844
Kansai Electric Power	6,200	137,731
Kao Corp.	5,000	131,674
Keyence Corp.	220	57,189
Millea Holdings Inc.	11	217,729
Mitsubishi Corp.	9,900	225,392
Mitsubishi Estate Co. Ltd.	20,000	474,026
Mitsubishi Heavy Industries Ltd.	12,000	57,087
Mitsubishi UFJ Financial Group Inc.	42	642,229
Mitsui & Co. Ltd.	5,000	72,293
Mizuho Financial Group Inc.	44	359,954
Murata Manufacturing Co. Ltd.	1,000	67,706
NGK Spark Plug Co. Ltd.	4,000	93,276
Nidec Corp.	1,000	82,063
Nikon Corp.	5,000	89,623
Nintendo Co. Ltd.	1,600	239,222
Nippon Electric Glass Co. Ltd.	7,000	174,234
Nippon Steel Corp.	16,000	61,980
Nippon Telegraph & Telephone Corp.	19	81,510
Nissan Motor Co. Ltd.	16,200	192,394
Nitto Denko Corp.	3,900	330,977
Obayashi Corp.	6,000	48,830
Odakyu Electric Railway Co.	10,000	61,929
Orix Corp.	1,590	495,039
Ricoh Co. Ltd.	5,000	97,694
Rohm Co. Ltd.	1,600	169,222
Secom Co. Ltd.	1,000	51,140
Shimamura Co. Ltd.	900	104,668
Shin-Etsu Chemical Co. Ltd.	1,900	103,139
SMC Corp.	1,900	296,020
Softbank Corp.	19,300	565,646
Sompo Japan Insurance Inc.	7,000	101,508
Sony Corp.	1,700	78,707
Sumitomo Corp.	19,000	270,518
Sumitomo Mitsui Financial Group Inc.	81	894,533
Sumitomo Realty & Development Co. Ltd.	3,000	83,082
Suzuki Motor Corp.	14,000	321,709
T&D Holdings Inc.	1,050	82,063
Takeda Pharmaceutical Co. Ltd.	2,500	142,505
TDK Corp.	700	52,746
Tokyo Electric Power Co.	2,400	59,839
Tokyo Electron Ltd.	4,900	338,003
Tokyo Gas Co. Ltd.	14,000	61,250
Tokyu Corp.	17,000	114,522
Toshiba Corp.	9,000	52,296
Trend Micro Inc.	4,000	140,339
Uni-Charm Corp.	1,200	58,922
Ushio Inc.	2,700	64,338
Yahoo! Japan Corp.	254	154,927
Yamada Denki Co. Ltd.	1,600	184,446
Yamato Holdings Co. Ltd.	10,000	204,732

		10,351,075

NETHERLANDS—5.53%
ABN AMRO Holdings NV	9,479	284,274
Aegon NV	13,800	255,442
ASML Holding NV (a)	2,800	57,192
Heineken NV	6,900	261,966
ING Groep NV	8,600	339,852
Koninklijke KPN NV	40,600	457,702
Koninklijke Numico NV (a)	1,500	66,386
TNT NV	2,700	93,508

		1,816,322

NORWAY—0.33%
DNB NOR ASA	8,000	107,725

SINGAPORE—0.79%
DBS Group Holdings Ltd.	5,000	50,418
Singapore Telecommunications	128,000	209,836

		260,254

SPAIN—3.96%
Altadis SA	2,100	94,188
Banco Bilbao Vizcaya Argentaria SA	16,400	342,335
Banco Santander Central Hispano SA	20,000	292,140
Iberdrola SA	3,000	96,879
Inditex	2,200	84,939
Repsol YPF SA	10,400	295,505
Telefonica SA	5,900	92,618

		1,298,604

SWEDEN—0.91%
Atlas Copco AB Class A	4,100	115,324
Ericsson LM Class B	48,000	182,485

		297,809

SWITZERLAND—8.55%
Adecco SA	1,001	55,946
Compagnie Financiere Richemont AG Class A	7,968	382,063
Credit Suisse Group	3,371	189,182
Geberit AG Reg	75	71,637
Givaudan	82	63,036
Holcim Ltd.	5,476	436,080
Nestle SA	1,031	306,108
Novartis AG	10,604	589,812
Roche Holding AG	1,307	194,629
Swiss Reinsurance	4,288	299,694
Swisscom AG	336	108,911
Synthes Inc. (a)	471	51,673
UBS AG	529	58,117

		2,806,888

UNITED KINGDOM—15.93%
ARM Holdings PLC	23,900	55,294
AstraZeneca PLC	9,700	488,373
BAE Systems PLC	17,200	125,651
BHP Billiton PLC	3,600	65,724
Brambles Industries PLC	9,000	67,310
British Land Co. PLC	3,300	71,105
Cadbury Schweppes PLC	5,000	49,657
Carnival PLC	2,100	103,185
Diageo PLC	4,100	64,530
HBOS PLC	22,100	368,746
HSBC Holdings PLC	7,600	127,337
Kingfisher PLC	15,000	62,375
Lloyds TSB Group PLC	10,300	98,448
Pearson PLC	5,500	76,204
Reed Elsevier PLC	29,400	281,773
Rio Tinto PLC	1,400	71,026
Royal Bank of Scotland Group	21,200	689,423
Royal Dutch Shell PLC Class A	21,378	669,110
Scottish & Southern Energy PLC	5,300	104,168
Standard Chartered PLC	8,100	201,391
Tesco PLC	8,900	50,994
Unilever PLC	21,400	218,847
Vodafone Group PLC	382,200	799,632
Wolseley PLC	2,800	68,742
Xstrata PLC	4,800	155,262
Yell Group PLC	10,200	96,430

		5,230,737

TOTAL COMMON STOCKS (cost $25,890,306)		31,639,300

	Principal amount	Value

REPURCHASE AGREEMENT—3.66%
Investors Bank & Trust Repurchase Agreement, (b) 3.250%, to be repurchased at $1,203,586 on 04/03/06	$1,203,260	$1,203,260

TOTAL REPURCHASE AGREEMENT (cost $1,203,260)		1,203,260

TOTAL INVESTMENTS — 100.03% (cost $27,093,566)		32,842,560

Liabilities, Net of Cash and Other Assets — (0.03)%		(9,806)

NET ASSETS — 100.0%		$32,832,754

(a)	Non-income producing security.

(b)	Repurchase agreement is fully collateralized by U.S. Government Agency securities with a coupon rate of 8.375%, a maturity date of May 25, 2027, and a market value of $1,263,423 as of March 31, 2006.

ADR - American Depository Receipt

FDR - Fiduciary Depository Receipt

Approximately 31.52% of the investment securities are denominated in the Japanese Yen, followed by 30.42% in the Euro, 12.40% in the British Pound, 8.55% in the Swiss Franc, 4.92% in the U.S. Dollar, 4.89% in the Canadian Dollar and 2.39% in the Swedish Krone. The remaining investment securities representing 4.91% of total investments, are denominated in five currencies, each of which represents less than 1.98% of total investments.

INTERNATIONAL EQUITY FUND SECTOR CLASSIFICATIONS

Sector	Value	%
Financials	$9,049,588	27.56%
Information Technology	3,545,094	10.80%
Industrials	3,288,146	10.00%
Materials	3,147,279	9.59%
Consumer Discretionary	3,095,948	9.43%
Health Care	2,472,806	7.53%
Telecommunication Services	2,411,935	7.35%
Consumer Staples	1,991,824	6.07%
Energy	1,820,676	5.55%
Utilities	816,004	2.49%

Total Stocks	31,639,300	96.37%
Repurchase Agreement	1,203,260	3.66%
Cash and Other Assets, Net of Liabilities	(9,806)	(0.03)%

Net Assets	$32,832,754	100.00%

See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST LARGE CAP EQUITY INDEX FUND

Schedule of Investments

March 31, 2006 (Unaudited)

	Shares	Value
COMMON STOCKS—99.55%

AEROSPACE/DEFENSE—1.43%
Boeing Co.	36,840	$2,870,941
General Dynamics Corp.	18,432	1,179,279
Lockheed Martin Corp.	16,498	1,239,495
Northrop Grumman Corp.	16,135	1,101,859
Raytheon Co.	20,522	940,729
Rockwell Collins Inc.	7,920	446,292

		7,778,595

AGRICULTURE, FOODS, & BEVERAGE—3.51%
Anheuser-Busch Companies Inc.	35,743	1,528,728
Archer-Daniels-Midland Co.	30,110	1,013,202
Campbell Soup Co.	8,466	274,298
Coca-Cola Enterprises Inc.	13,940	283,540
ConAgra Foods Inc.	23,927	513,473
Constellation Brands Inc. (a)	9,094	227,805
Dean Foods Co. (a)	6,210	241,134
General Mills Inc.	16,405	831,405
HJ Heinz Co.	15,406	584,196
Kellogg Co.	11,560	509,102
McCormick & Co. Inc.	6,119	207,189
Molson Coors Brewing Co. Class B	2,634	180,745
Pepsi Bottling Group Inc.	6,206	188,600
PepsiCo Inc.	76,268	4,407,528
Reynolds American Inc.	3,933	414,932
Sara Lee Corp.	34,959	625,067
Sysco Corp.	28,489	913,072
The Coca-Cola Co.	94,810	3,969,695
The Hershey Co.	8,239	430,323
Tyson Foods, Inc.	11,639	159,920
Whole Foods Market Inc.	6,403	425,415
WM Wrigley Jr. Co.	8,160	522,240
Yum! Brands Inc.	12,694	620,229

		19,071,838

AIRLINES—0.11%
Southwest Airlines Co.	32,563	585,808

AUTOMOTIVE—0.64%
Cooper Tire & Rubber Co.	2,786	39,951
Ford Motor Co.	85,873	683,549
General Motors Corp.	26,055	554,190
Genuine Parts Co.	7,971	349,369
Goodyear Tire & Rubber Co. (a)	8,187	118,548
Harley-Davidson Inc.	12,534	650,264
ITT Industries Inc.	8,511	478,489
Navistar International Corp. (a)	2,849	78,575
Paccar Inc.	7,785	548,687

		3,501,622

BANKS—6.50%
AmSouth Bancorporation	15,887	429,743
Bank of America Corp.	213,784	9,735,723
Bank of New York Co. Inc.	35,519	1,280,105
BB&T Corp.	24,642	965,966
Comerica Inc.	7,483	433,790
Fifth Third Bancorp	25,588	1,007,144
Golden West Financial Corp.	11,793	800,745
Huntington Bancshares Inc.	11,426	275,709
JPMorgan Chase & Co.	160,450	6,681,138
M&T Bank Corp.	3,648	416,383
Northern Trust Corp.	8,517	447,142
PNC Financial Services Group Inc.	13,459	905,925
State Street Corp.	15,320	925,788
SunTrust Banks Inc.	17,060	1,241,286
Synovus Financial Corp.	14,438	391,125
US Bancorp	82,890	2,528,145
Washington Mutual Inc.	45,629	1,944,708
Wells Fargo & Co.	77,132	4,926,421

		35,336,986

BUILDING MATERIALS & CONSTRUCTION—0.73%
American Standard Cos. Inc.	8,191	351,066
Centex Corp.	5,650	350,244
DR Horton Inc.	12,527	416,147
Fluor Corp.	4,002	343,372
KB Home	3,529	229,314
Leggett & Platt Inc.	8,373	204,050
Lennar Corp.	6,318	381,481
Louisiana-Pacific Corp.	4,880	132,736
Masco Corp.	19,158	622,443
Pulte Homes Inc.	9,834	377,822
Stanley Works	3,324	168,394
Vulcan Materials Co.	4,615	399,890

		3,976,959

CHEMICALS—1.59%
Air Products & Chemicals Inc.	10,255	689,033
Ashland Inc.	3,272	232,574
E.I. du Pont de Nemours and Co.	42,333	1,786,876
Eastman Chemical Co.	3,768	192,846
Engelhard Corp.	5,683	225,103
Hercules Inc. (a)	5,239	72,298
International Flavors & Fragrances Inc.	3,618	124,170
Monsanto Co.	12,393	1,050,307
Pall Corp.	5,768	179,904
PPG Industries Inc.	7,602	481,587
Praxair Inc.	14,866	819,860
Rohm & Haas Co.	6,618	323,422
Sealed Air Corp.	3,737	216,260
Sigma-Aldrich Corp.	3,086	203,028
Temple-Inland Inc.	5,090	226,759
The Dow Chemical Co.	44,518	1,807,431

Tronox Inc. Class B (a)	9	153

		8,631,611

COMMERCIAL SERVICE/SUPPLY—1.90%
Allied Waste Industries Inc. (a)	10,141	124,126
Apollo Group Inc. Class A (a)	6,470	339,740
Ball Corp.	4,788	209,858
Cendant Corp.	46,399	805,023
Cintas Corp.	6,329	269,742
Convergys Corp. (a)	6,466	117,746
Eastman Kodak Co.	13,238	376,489
Ecolab Inc.	8,378	320,039
Equifax Inc.	5,970	222,323
First Data Corp.	35,320	1,653,682
Interpublic Group of Companies Inc. (a)	19,869	189,948
Monster Worldwide Inc. (a)	5,810	289,686
Moody’s Corp.	11,196	800,066
Omnicom Group Inc.	8,223	684,565
Pactiv Corp. (a)	6,573	161,301
Paychex Inc.	15,389	641,106
Pitney Bowes Inc.	10,460	449,048
Robert Half International Inc.	7,907	305,289
RR Donnelley & Sons Co.	9,956	325,760
Ryder System Inc.	2,788	124,847
Snap-On Inc.	2,697	102,810
Waste Management Inc.	25,406	896,832
WW Grainger Inc.	3,512	264,629
Xerox Corp. (a)	42,860	651,472

		10,326,127

COMPUTER SOFTWARE & SERVICES—4.68%
Adobe Systems Inc. (a)	27,623	964,595
Affiliated Computer Services Inc. Class A (a)	5,757	343,463
Autodesk Inc. (a)	10,637	409,737
Automatic Data Processing Inc.	26,667	1,218,149
BMC Software Inc. (a)	9,820	212,701
CA Inc.	20,982	570,920
Computer Sciences Corp. (a)	8,587	477,008
Compuware Corp. (a)	17,623	137,988
Comverse Technology Inc. (a)	9,319	219,276
eBay Inc. (a)	53,082	2,073,383
Electronic Arts Inc. (a)	13,993	765,697
Electronic Data Systems Corp.	23,663	634,878
EMC Corp. (a)	109,362	1,490,604
Intuit Inc. (a)	8,134	432,648
Microsoft Corp.	409,044	11,130,087
Oracle Corp. (a)	173,411	2,373,997
Unisys Corp. (a)	15,818	108,986
Yahoo! Inc. (a)	58,101	1,874,338

		25,438,455

COMPUTERS—3.08%
Apple Computer Inc. (a)	39,195	2,458,311
Dell Inc. (a)	108,337	3,224,109
Gateway Inc. (a)	11,936	26,140
Hewlett-Packard Co.	130,187	4,283,152
International Business Machines Corp.	72,141	5,949,468
Sun Microsystems Inc. (a)	159,197	816,681

		16,757,861

CONSUMER & MARKETING—4.71%
Alberto-Culver Co.	3,465	153,257
Altria Group Inc.	96,054	6,806,386
Avery Dennison Corp.	5,093	297,839
Avon Products Inc.	20,733	646,248
Black & Decker Corp.	3,556	308,981
Brown-Forman Corp. Class B	3,821	294,102
Brunswick Corp.	4,360	169,430
Clorox Co.	6,908	413,444
Colgate-Palmolive Co.	23,731	1,355,040
Danaher Corp.	10,911	693,394
Darden Restaurants Inc.	6,040	247,821
Fortune Brands Inc.	6,742	543,607
Harman International Industries Inc.	3,018	335,390
Hasbro Inc.	8,218	173,400
Kimberly-Clark Corp.	21,211	1,225,996
Mattel Inc.	17,862	323,838
Maytag Corp.	3,732	79,604
Newell Rubbermaid Inc.	12,655	318,779
Starbucks Corp. (a)	35,129	1,322,256
The Estee Lauder Companies	5,471	203,467
The Procter & Gamble Co.	151,394	8,723,322
UST Inc.	7,542	313,747
Wendy’s International Inc.	5,254	326,063
Whirlpool Corp.	3,137	286,941

		25,562,352

ELECTRONIC/ELECTRICAL MFG.—5.95%
Advanced Micro Devices Inc. (a)	22,120	733,499
Agilent Technologies Inc. (a)	19,722	740,561
Applied Materials Inc.	73,023	1,278,633
Emerson Electric Co.	18,943	1,584,203
Freescale Semiconductor Inc. Class B (a)	18,909	525,103
General Electric Co.	479,780	16,686,748
Intel Corp.	270,785	5,239,690
KLA-Tencor Corp.	9,194	444,622
Linear Technology Corp.	14,086	494,137
LSI Logic Corp. (a)	18,079	208,993
Micron Technology Inc. (a)	28,519	419,800
Molex Inc.	6,542	217,194
National Semiconductor Corp.	15,515	431,938
PerkinElmer Inc.	6,043	141,829
Rockwell Automation Inc.	8,150	586,067

Texas Instruments Inc.	73,659	2,391,708
Waters Corp. (a)	4,808	207,465

		32,332,190

FINANCIAL SERVICES—9.86%
AMBAC Financial Group Inc.	4,851	386,140
American Express Co.	56,978	2,994,194
Ameriprise Financial Inc.	11,542	520,082
Apartment Investment and Management Co.	4,456	208,986
Archstone-Smith Trust	9,829	479,360
Bear Stearns Companies Inc.	5,498	762,573
Boston Properties Inc.	4,106	382,884
Capital One Financial Corp.	13,854	1,115,524
Charles Schwab Corp.	47,464	816,855
CIT Group Inc.	9,205	492,652
Citigroup Inc.	229,744	10,853,107
Compass Bancshares Inc.	5,699	288,426
Countrywide Financial Corp.	27,741	1,018,095
E*Trade Financial Corp. (a)	19,215	518,421
Equity Office Properties Trust	18,710	628,282
Equity Residential	13,358	625,021
Federal Home Loan Mortgage Corp.	31,798	1,939,678
Federal National Mortgage Association	44,542	2,289,459
Federated Investors Inc. Class B	3,863	150,850
First Horizon National Corp.	5,813	242,111
Franklin Resources Inc.	7,020	661,565
Goldman Sachs Group Inc.	20,068	3,149,873
H&R Block Inc.	15,107	327,067
Janus Capital Group Inc.	9,862	228,502
Keycorp	18,653	686,430
Kimco Realty Corp.	9,191	370,489
Lehman Brothers Holdings Inc.	12,443	1,798,387
Marshall & Ilsley Corp.	9,672	421,506
MBIA Inc.	6,177	371,423
Mellon Financial Corp.	19,087	679,497
Merrill Lynch & Co. Inc.	42,276	3,329,658
MGIC Investment Corp.	4,025	268,186
Morgan Stanley	49,417	3,104,376
National City Corp.	25,181	878,817
North Fork Bancorporation Inc.	21,913	631,752
Principal Financial Group	12,869	628,007
ProLogis	11,198	599,093
Public Storage Inc.	3,799	308,593
Regions Financial Corp.	21,020	739,273
Simon Property Group Inc.	8,414	707,954
SLM Corp.	19,218	998,183
Sovereign Bancorp Inc.	16,415	359,653
T Rowe Price Group Inc.	6,084	475,830
Vornado Realty Trust	5,467	524,832
Wachovia Corp.	74,676	4,185,590
Zions Bancorporation	4,810	397,931

		53,545,167

FOREST PRODUCTS & PAPER—0.41%
International Paper Co.	22,676	783,909
MeadWestvaco Corp.	8,350	228,039
OfficeMax Inc.	3,279	98,927
Plum Creek Timber Co. Inc.	8,498	313,831
Weyerhaeuser Co.	11,204	811,506

		2,236,212

HEALTH CARE—12.48%
Abbott Laboratories	70,810	3,007,301
Aetna Inc.	26,101	1,282,603
Allergan Inc.	6,976	756,896
AmerisourceBergen Corp.	9,632	464,937
Amgen Inc. (a)	53,790	3,913,223
Applera Corp.- Applied Biosystems Group	8,417	228,437
Barr Pharmaceuticals Inc. (a)	4,859	306,020
Bausch & Lomb Inc.	2,483	158,167
Baxter International Inc.	29,846	1,158,323
Becton Dickinson & Co.	11,376	700,534
Biogen Idec Inc. (a)	15,828	745,499
Biomet Inc.	11,408	405,212
Boston Scientific Corp. (a)	27,251	628,136
Bristol-Myers Squibb Co.	90,152	2,218,641
Cardinal Health Inc.	19,421	1,447,253
Caremark Rx Inc. (a)	20,661	1,016,108
Chiron Corp. (a)	5,023	230,104
Coventry Health Care Inc. (a)	7,370	397,833
CR Bard Inc.	4,793	325,013
Eli Lilly & Co.	52,003	2,875,766
Express Scripts Inc. (a)	6,732	591,743
Forest Laboratories Inc. (a)	14,998	669,361
Genzyme Corp. (a)	11,951	803,346
Gilead Sciences Inc. (a)	21,271	1,323,482
Guidant Corp.	15,591	1,217,033
HCA Inc.	18,774	859,661
Health Management Associates Inc.	11,051	238,370
Hospira Inc. (a)	7,416	292,635
Humana Inc. (a)	7,536	396,770
IMS Health Inc.	9,150	235,796
Johnson & Johnson	136,978	8,111,837
King Pharmaceuticals Inc. (a)	11,171	192,700
Laboratory Corp. of America Holdings (a)	5,765	337,137
Manor Care Inc.	3,627	160,857
McKesson Corp.	14,100	735,033
Medco Health Solutions Inc. (a)	14,002	801,194
Medimmune Inc. (a)	11,744	429,596
Medtronic Inc.	55,567	2,820,025

Merck & Co. Inc.	100,653	3,546,005
Mylan Laboratories Inc.	10,084	235,966
Patterson Cos. Inc. (a)	6,396	225,139
Pfizer Inc.	338,661	8,439,432
Quest Diagnostics Inc.	7,486	384,032
Schering-Plough Corp.	68,128	1,293,751
St. Jude Medical Inc. (a)	16,885	692,285
Stryker Corp.	13,461	596,861
Tenet Healthcare Corp. (a)	21,722	160,308
UnitedHealth Group Inc.	62,420	3,486,781
Watson Pharmaceuticals Inc. (a)	4,660	133,928
WellPoint Inc. (a)	30,373	2,351,781
Wyeth	61,857	3,001,302
Zimmer Holdings Inc. (a)	11,412	771,451

		67,801,604

INSURANCE—4.55%
ACE Ltd.	14,846	772,140
Aflac Inc.	22,942	1,035,373
American International Group Inc.	119,467	7,895,574
Aon Corp.	14,832	615,676
Chubb Corp.	9,207	878,716
Cigna Corp.	5,571	727,684
Cincinnati Financial Corp.	8,026	337,654
Genworth Financial Inc.	17,358	580,278
Hartford Financial Services Group Inc.	13,916	1,120,934
Jefferson-Pilot Corp.	6,133	343,080
Lincoln National Corp.	7,983	435,792
Loews Corp.	6,251	632,601
Marsh & McLennan Companies Inc.	25,196	739,755
MetLife Inc.	34,878	1,687,049
Progressive Corp.	9,059	944,491
Prudential Financial Inc.	22,783	1,727,179
Safeco Corp.	5,664	284,389
St. Paul Travelers Co. Inc.	32,020	1,338,116
The Allstate Corp.	29,678	1,546,521
Torchmark Corp.	4,776	272,710
UnumProvident Corp.	13,771	282,030
XL Capital Ltd. Class A	8,036	515,188

		24,712,930

LEISURE, LODGING & GAMING—0.59%
Carnival Corp.	19,991	946,974
Harrah’s Entertainment Inc.	8,481	661,179
Hilton Hotels Corp.	15,171	386,253
Marriott International Inc. Class A	7,460	511,756
Starwood Hotels & Resorts Worldwide Inc.	9,926	672,288

		3,178,450

MACHINERY & MANUFACTURING—3.35%
3M Co.	34,745	2,629,849
Bemis Co. Inc.	4,846	153,037
Caterpillar Inc.	30,878	2,217,349
Cooper Industries Ltd. Class A	4,232	367,761
Cummins Inc.	2,143	225,229
Deere & Co.	10,897	861,408
Dover Corp.	9,369	454,959
Eaton Corp.	6,861	500,647
Goodrich Corp.	5,692	248,228
Honeywell International Inc.	38,230	1,635,097
Illinois Tool Works Inc.	9,440	909,167
Ingersoll-Rand Co. Ltd. Class A	15,061	629,399
Johnson Controls Inc.	8,941	678,890
Millipore Corp. (a)	2,404	175,636
Parker Hannifin Corp.	5,517	444,725
Textron Inc.	6,092	568,932
Thermo Electron Corp. (a)	7,479	277,396
Tyco International Ltd.	92,747	2,493,039
United Technologies Corp.	46,743	2,709,692

		18,180,440

MEDIA & BROADCASTING—3.01%
CBS Corp. Class B	35,589	853,424
Clear Channel Communications Inc.	23,786	690,032
Comcast Corp. Class A (a)	98,435	2,575,060
Dow Jones & Co. Inc.	2,704	106,267
EW Scripps Co. Class A	3,926	175,531
Gannett Co. Inc.	10,950	656,124
Knight-Ridder Inc.	3,076	194,434
Meredith Corp.	1,917	106,949
New York Times Co.	6,703	169,653
News Corp. Class A	110,485	1,835,156
The McGraw-Hill Companies Inc.	16,899	973,720
The Walt Disney Co.	88,663	2,472,811
Time Warner Inc.	207,369	3,481,726
Tribune Co.	12,034	330,093
Univision Communications Inc. (a)	10,276	354,214
Viacom Inc. Class B	35,584	1,380,659

		16,355,853

MINING & METALS—0.89%
Alcoa Inc.	40,113	1,225,853
Allegheny Technologies Inc.	3,988	243,986
Freeport-McMoRan Copper & Gold Inc.	8,481	506,909
Newmont Mining Corp.	20,576	1,067,689
Nucor Corp.	7,159	750,192
Phelps Dodge Corp.	9,375	754,969
United States Steel Corp.	5,008	303,885

		4,853,483

OIL & GAS—9.55%
Amerada Hess Corp.	3,681	524,174
Anadarko Petroleum Corp.	10,605	1,071,211

Apache Corp.	15,206	996,145
Baker Hughes Inc.	15,762	1,078,121
BJ Services Co.	14,937	516,820
Burlington Resources Inc.	17,295	1,589,584
Chesapeake Energy Corp.	17,181	539,655
Chevron Corp.	102,467	5,940,012
ConocoPhillips Co.	63,444	4,006,489
Devon Energy Corp.	20,330	1,243,586
El Paso Corp.	30,388	366,175
EOG Resources Inc.	11,171	804,312
Exxon Mobil Corp.	281,068	17,105,799
Halliburton Co.	23,755	1,734,590
Kerr-McGee Corp.	5,344	510,245
Kinder Morgan Inc.	4,849	446,060
Marathon Oil Corp.	16,885	1,286,131
Murphy Oil Corp.	7,611	379,180
Nabors Industries Ltd. (a)	7,281	521,174
National Oilwell Varco Inc. (a)	8,051	516,230
Noble Corp.	6,319	512,471
Occidental Petroleum Corp.	19,823	1,836,601
Rowan Companies Inc.	5,044	221,734
Schlumberger Ltd.	27,193	3,441,818
Sunoco Inc.	6,123	474,961
Transocean Inc. (a)	14,997	1,204,259
Valero Energy Corp.	28,614	1,710,545
Weatherford International Ltd. (a)	16,067	735,065
Williams Companies Inc.	27,346	584,931

		51,898,078

RETAILERS—6.03%
Albertson’s Inc.	16,996	436,287
Amazon.com Inc. (a)	14,215	518,990
AutoNation Inc. (a)	8,313	179,145
Autozone Inc. (a)	2,537	252,913
Bed Bath & Beyond Inc. (a)	12,923	496,243
Best Buy Co. Inc.	18,727	1,047,401
Big Lots Inc. (a)	5,285	73,778
Circuit City Stores Inc.	6,987	171,042
Coach Inc. (a)	17,632	609,714
Costco Wholesale Corp.	21,788	1,180,038
CVS Corp.	37,607	1,123,321
Dillard’s Inc. Class A	2,815	73,303
Dollar General Corp.	14,604	258,053
Family Dollar Stores Inc.	7,126	189,551
Federated Department Stores Inc.	12,537	915,201
GAP Inc.	26,389	492,946
Home Depot Inc.	97,767	4,135,544
J.C. Penney Co. Inc.	10,681	645,239
Kohls Corp. (a)	15,879	841,746
Kroger Co. (a)	33,419	680,411
Limited Brands	16,006	391,507
Lowe’s Companies Inc.	35,984	2,318,809
McDonald’s Corp.	57,858	1,988,001
Nordstrom Inc.	10,049	393,720
Office Depot Inc. (a)	13,607	506,725
RadioShack Corp.	6,225	119,707
Safeway Inc.	20,721	520,511
Sears Holdings Corp. (a)	4,590	606,982
Staples Inc.	33,562	856,502
Supervalu Inc.	6,285	193,704
Target Corp.	40,478	2,105,261
The Sherwin-Williams Co.	5,093	251,798
Tiffany & Co.	6,561	246,300
TJX Companies Inc.	21,223	526,755
Wal-Mart Stores Inc.	114,974	5,431,372
Walgreen Co.	46,597	2,009,729

		32,788,249

TECHNOLOGY—3.11%
Altera Corp. (a)	16,512	340,808
American Power Conversion Corp.	7,885	182,222
Analog Devices Inc.	16,839	644,765
Applied Micro Circuits Corp. (a)	13,466	54,807
Avaya Inc. (a)	19,150	216,395
Broadcom Corp. (a)	20,265	874,637
Citrix Systems Inc. (a)	8,230	311,917
Fiserv Inc. (a)	8,479	360,782
Fisher Scientific International Inc. (a)	5,687	387,000
Google Inc. (a)	8,119	3,166,410
International Game Technology	15,532	547,037
Jabil Circuit Inc. (a)	8,050	345,023
L-3 Communications Holdings Inc.	5,587	479,309
Lexmark International Group Inc. (a)	4,982	226,083
Maxim Integrated Products Inc.	14,743	547,702
NCR Corp. (a)	8,364	349,532
Network Appliance Inc. (a)	17,238	621,085
Novell Inc. (a)	18,000	138,240
Novellus Systems Inc. (a)	6,160	147,840
NVIDIA Corp. (a)	7,889	451,724
Parametric Technology Corp. (a)	5,146	84,034
PMC-Sierra Inc. (a)	8,596	105,645
QLogic Corp. (a)	7,453	144,216
QUALCOMM Inc.	76,228	3,857,899
Sabre Holdings Corp.	6,090	143,298
Sanmina-SCI Corp. (a)	24,632	100,991
Solectron Corp. (a)	41,957	167,828
Symantec Corp. (a)	48,016	808,109
Symbol Technologies Inc.	11,692	123,701
Tektronix Inc.	3,740	133,555
Teradyne Inc. (a)	9,152	141,948
VeriSign Inc. (a)	11,253	269,960
Xilinx Inc.	15,848	403,490

		16,877,992

TELECOM & TELECOM EQUIPMENT—5.56%
ADC Telecommunications Inc. (a)	5,411	138,468
Alltel Corp.	17,851	1,155,852
Andrew Corp. (a)	7,373	90,541
AT&T Inc.	178,579	4,828,776
BellSouth Corp.	82,749	2,867,253
CenturyTel Inc.	6,043	236,402
Ciena Corp. (a)	26,906	140,180
Cisco Systems Inc. (a)	283,081	6,134,365
Citizens Communications Co.	15,079	200,099
Corning Inc. (a)	71,141	1,914,404
JDS Uniphase Corp. (a)	77,229	322,045
Lucent Technologies Inc. (a)	205,896	627,983
Motorola Inc.	115,031	2,635,360
Qwest Communications International Inc. (a)	71,482	486,078
Sprint Nextel Corp.	136,561	3,528,736
Tellabs Inc. (a)	20,769	330,227
Verizon Communications Inc.	134,704	4,588,018

		30,224,787

TEXTILES & CLOTHING—0.25%
Jones Apparel Group Inc.	5,239	185,303
Liz Claiborne Inc.	4,825	197,729
Nike Inc.	8,705	740,796
VF Corp.	4,047	230,274

		1,354,102

TRANSPORTATION—1.80%
Burlington Northern Santa Fe Corp.	17,173	1,431,026
CSX Corp.	10,092	603,502
FedEx Corp.	13,983	1,579,240
Norfolk Southern Corp.	18,965	1,025,437
Union Pacific Corp.	12,200	1,138,870
United Parcel Service Inc. Class B	50,268	3,990,274

		9,768,349

UTILITIES & ENERGY—3.28%
Allegheny Energy Inc. (a)	7,526	254,755
Ameren Corp.	9,435	470,052
American Electric Power Co. Inc.	18,137	617,021
CenterPoint Energy Inc.	14,316	170,790
Cinergy Corp.	9,191	417,363
CMS Energy Corp. (a)	10,200	132,090
Consolidated Edison Inc.	11,309	491,941
Constellation Energy Group Inc.	8,223	449,880
Dominion Resources Inc.	16,001	1,104,549
DTE Energy Co.	8,197	328,618
Duke Energy Corp.	42,742	1,245,929
Dynegy Inc. (a)	13,798	66,230
Edison International	15,009	618,071
Entergy Corp.	9,574	660,032
Exelon Corp.	30,721	1,625,141

	Shares or principal amount	Value
FirstEnergy Corp.	15,192	$742,889
FPL Group Inc.	18,563	745,119
KeySpan Corp.	8,048	328,922
Nicor Inc.	2,047	80,979
NiSource Inc.	12,575	254,266
Peoples Energy Corp.	1,779	63,404
PG&E Corp.	15,900	618,510
Pinnacle West Capital Corp.	4,578	179,000
PPL Corp.	17,519	515,059
Progress Energy Inc.	11,624	511,223
Public Service Enterprise Group Inc.	11,547	739,470
Sempra Energy	11,906	553,153
TECO Energy Inc.	9,621	155,091
The AES Corp. (a)	30,225	515,638
The Southern Co.	34,157	1,119,325
TXU Corp.	21,298	953,298
Xcel Energy Inc.	18,616	337,880
XTO Energy Corp.	16,730	728,926

		17,794,614

TOTAL COMMON STOCKS (cost $513,027,130)		540,870,714

SHORT-TERM INVESTMENTS — 1.14%
U.S. Treasury Bills, 4.485%, 06/01/2006 (b)	$6,224,000	6,178,465

TOTAL SHORT-TERM INVESTMENTS
(cost $6,176,539)		6,178,465

TOTAL INVESTMENTS — 100.69% (cost $519,203,669)		547,049,179

Liabilities, Net of Other Assets — (0.69%)		(3,749,614)

NET ASSETS — 100.00%		$543,299,565

(a)	Non-income producing security.

(b)	At March 31, 2006, this security has been pledged to cover, in whole or in part, initial margin requirements for open futures contracts.

See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY FUND

Schedule of Investments

March 31,2006 (Unaudited)

	Shares	Value
COMMON STOCKS—94.59%

AUTOMOTIVE & TRANSPORTATION—3.35%
AAR Corp. (a)	7,637	$217,502
ABX Air Inc. (a)	9,431	64,225
Accuride Corp. (a)	1,202	13,823
Aftermarket Technology Corp. (a)	3,731	84,358
Airtran Holdings Inc. (a)	19,252	348,654
Alaska Air Group Inc. (a)	5,678	201,285
Amerco Inc. (a)	1,962	194,179
American Axle & Manufacturing Holdings Inc.	8,244	141,220
Arctic Cat Inc.	3,670	88,300
Arkansas Best Corp.	5,074	198,495
ArvinMeritor Inc.	14,770	220,221
Aviall Inc. (a)	6,648	253,156
Bandag Inc.	2,333	97,683
Bristow Group Inc. (a)	4,691	144,952
Coachmen Industries Inc.	3,295	37,497
Commercial Vehicle Group Inc. (a)	2,177	41,820
Continental Airlines Inc. (a)	14,379	386,795
Cooper Tire & Rubber Co.	13,280	190,435
Covenant Transport Inc. (a)	1,870	27,302
Dynamex Inc. (a)	1,325	25,599
EGL Inc. (a)	8,313	374,085
ExpressJet Holdings Inc. (a)	8,628	64,192
Fleetwood Enterprises Inc. (a)	12,543	140,105
Florida East Coast Industries Inc.	6,652	358,543
Forward Air Corp.	7,578	282,584
Freightcar America Inc.	1,922	122,239
Frontier Airlines Inc. (a)	7,888	60,738
Frozen Food Express Industries (a)	941	9,833
GATX Corp.	8,393	346,547
Genesee & Wyoming Inc. (a)	6,967	213,748
Greenbrier Companies Inc.	1,504	60,235
GulfMark Offshore Inc. (a)	3,037	84,429
Hayes Lemmerz International Inc. (a)	7,997	21,832
Heartland Express Inc.	10,063	219,273
Hub Group Inc. (a)	3,773	171,973
Interpool Inc.	398	8,040
Kansas City Southern (a)	15,492	382,652
Keystone Automotive Industries Inc. (a)	3,388	143,007
Kirby Corp. (a)	4,843	329,857
Knight Transportation Inc.	12,657	249,976
Marine Products Corp.	3,600	39,564
Maritrans Inc.	1,482	36,205
Marten Transport Ltd. (a)	2,475	44,773
Mesa Air Group Inc. (a)	6,593	75,424
Modine Manufacturing Co.	6,653	196,263
Monaco Coach Corp.	6,305	84,487
Noble International Ltd.	1,914	32,404
Odyssey Marine Exploration Inc. (a)	5,596	20,537
Old Dominion Freight Line Inc. (a)	5,608	151,136
P.A.M. Transportation Services Inc. (a)	745	18,364
Pacer International Inc.	7,330	239,544
Pinnacle Airlines Corp. (a)	4,025	26,806
Quantum Fuel Systems Technologies Worldwide Inc. (a)	7,025	25,150
RailAmerica Inc. (a)	7,981	85,077
Republic Airways Holdings Inc. (a)	883	13,077
Sauer-Danfoss Inc.	2,992	68,666
SCS Transportation Inc. (a)	3,237	94,229
Skywest Inc.	12,096	354,050
Standard Motor Products Inc.	2,861	25,406
Strattec Security Corp. (a)	790	29,459
Superior Industries International Inc.	4,674	90,489
Tenneco Inc. (a)	9,740	211,261
US Xpress Enterprises Inc. Class A (a)	1,521	29,614
USA Truck Inc. (a)	1,014	24,965
Visteon Corp. (a)	28,727	132,144
Wabash National Corp.	6,741	133,135
Wabtec Corp.	9,143	298,062
Werner Enterprises Inc.	10,641	195,475
Winnebago Industries Inc.	6,462	196,057
World Air Holdings Inc. (a)	3,600	35,352

		9,628,564

CONSUMER DISCRETIONARY—17.23%
1-800 Contacts Inc. (a)	1,401	18,843
1-800-FLOWERS.COM Inc. (a)	4,082	28,982
4Kids Entertainment Inc. (a)	3,290	56,555
99 Cents Only Stores (a)	9,649	130,840
Aaron Rents Inc.	8,478	230,347
ABM Industries Inc.	8,679	166,376
AC Moore Arts & Crafts Inc. (a)	3,021	55,586
Administaff Inc.	4,443	241,521
Advisory Board Co. (a)	4,262	237,692
Advo Inc.	6,670	213,440
Aeropostale Inc. (a)	11,333	341,803
AFC Enterprises (a)	2,470	34,333
Alderwoods Group Inc. (a)	8,600	153,940
Alloy Inc. (a)	2,029	27,209
Ambassadors Group Inc.	3,318	84,277
America’s Car-Mart Inc. (a)	1,696	36,464
American Retirement Corp. (a)	5,429	139,091
American Woodmark Corp.	2,358	83,709
Ameristar Casinos Inc.	4,974	128,279
AMN Healthcare Services Inc. (a)	3,570	66,830
Angelica Corp.	2,200	45,144
aQuantive Inc. (a)	10,847	255,338
Arbitron Inc.	6,618	223,821
Asbury Automotive Group Inc. (a)	3,119	61,507
Atari Inc. (a)	2,600	1,664
Autobytel Inc. (a)	8,810	42,464
Aztar Corp. (a)	7,509	315,303
Bally Technologies Inc. (a)	11,268	191,443
Banta Corp.	4,628	240,563
Bassett Furniture Industries Inc.	2,150	42,893

Beasley Broadcast Group Inc.	2,145	26,019
Big 5 Sporting Goods Corp.	4,749	92,985
Big Lots Inc. (a)	21,203	295,994
BJ’s Restaurant Inc. (a)	2,400	64,800
Blair Corp.	1,993	82,530
Blockbuster Inc.	35,707	141,757
Blue Nile Inc. (a)	2,926	102,966
Blyth Inc.	5,123	107,685
Bob Evans Farms Inc.	8,007	237,888
Bombay Co. Inc. (a)	8,126	26,816
Bon-Ton Stores Inc.	613	19,831
Bowne & Co. Inc.	8,388	139,828
Bright Horizons Family Solutions Inc. (a)	5,986	231,838
Brightpoint Inc. (a)	9,735	302,369
Brown Shoe Co. Inc.	3,867	202,940
Buckle Inc.	1,875	76,781
Buffalo Wild Wings Inc. (a)	1,422	59,127
Build-A-Bear Workshop Inc. (a)	2,184	66,940
Burlington Coat Factory Warehouse Corp.	3,362	152,803
Cabela’s Inc. (a)	5,512	113,106
Cache Inc. (a)	1,987	36,442
California Pizza Kitchen Inc. (a)	4,158	134,927
Callaway Golf Co.	14,933	256,848
Carmike Cinemas Inc.	2,268	54,727
Carter’s Inc. (a)	3,633	245,191
Casella Waste Systems Inc. (a)	4,100	58,261
Casual Male Retail Group Inc. (a)	6,376	62,102
Catalina Marketing Corp.	10,842	250,450
Cato Corp. Class A	6,313	150,628
CBIZ Inc. (a)	9,704	77,632
CDI Corp.	2,940	84,584
CEC Entertainment Inc. (a)	7,241	243,442
Central European Distribution Corp. (a)	2,812	108,121
Central Garden & Pet Co. (a)	3,932	208,946
Central Parking Corp.	5,770	92,320
Cenveo Inc. (a)	8,958	148,524
Charles & Colvard Ltd.	3,033	32,847
Charlotte Russe Holding Inc. (a)	2,549	54,549
Charming Shoppes Inc. (a)	25,532	379,661
Charter Communications Inc. (a)	61,757	67,315
Chattem Inc. (a)	3,845	144,764
Chemed Corp.	5,367	318,478
Cherokee Inc.	1,365	54,969
Children’s Place Retail Stores Inc. (a)	4,103	237,564
Christopher & Banks Corp.	8,159	189,370
Churchill Downs Inc.	1,791	68,631
Citadel Broadcasting Corp.	6,903	76,554
Citi Trends Inc. (a)	274	10,894
CKE Restaurants Inc.	11,743	204,328
Clark Inc.	4,368	51,586
Clean Harbors Inc. (a)	3,002	89,069
CMGI Inc. (a)	87,372	129,311
CNET Networks Inc. (a)	27,636	392,708
CNS Inc.	2,284	49,197
Cogent Inc. (a)	3,762	68,995
Coinstar Inc. (a)	5,579	144,552
Coldwater Creek Inc. (a)	11,292	313,918
Conn’s Inc. (a)	685	23,400
Consolidated Graphics Inc. (a)	2,663	138,796
Corinthian Colleges Inc. (a)	17,401	250,574
Corrections Corp. of America (a)	8,259	373,307
Cost Plus Inc. (a)	4,871	83,294
CoStar Group Inc. (a)	3,782	196,248
Courier Corp.	1,800	79,812
Cox Radio Inc. (a)	6,082	81,620
CRA International Inc. (a)	2,301	113,347
Cross Country Healthcare Inc. (a)	5,825	112,772
Crown Media Holdings Inc. (a)	5,600	35,504
CSK Auto Corp. (a)	9,855	136,689
CSS Industries Inc.	768	25,144
Cumulus Media Inc. (a)	11,129	125,313
Deb Shops Inc.	1,160	34,452
Deckers Outdoor Corp. (a)	1,952	79,134
dELiA*s Inc. (a)	4,058	37,902
Denny’s Corp. (a)	25,949	123,517
Design Within Reach Inc. (a)	1,774	10,094
DeVry Inc. (a)	11,143	253,726
DHB Industries Inc. (a)	5,191	24,813
DiamondCluster International Inc. (a)	5,535	59,225
Dollar Thrifty Automotive Group Inc. (a)	5,304	240,802
Domino’s Pizza Inc.	6,314	180,265
Dover Downs Gaming & Entertainment Inc.	1,498	32,596
Dover Motorsports Inc.	3,660	20,093
Dress Barn Inc. (a)	5,109	244,977
drugstore.com inc. (a)	10,539	32,566
DSW Inc. (a)	1,799	56,345
DTS Inc. (a)	4,082	80,252
Earle M Jorgensen Co. (a)	1,163	17,619
Earthlink Inc. (a)	27,623	263,800
Educate Inc. (a)	2,378	20,261
Elizabeth Arden Inc. (a)	5,056	117,906
Emmis Communications Corp. (a)	8,342	133,472
Ennis Inc.	5,527	107,777
Entercom Communications Corp.	7,088	197,897
Entravision Communications Corp. (a)	12,260	112,302
Escala Group Inc. (a)	1,581	41,406
Escalade Inc.	1,256	13,929
Ethan Allen Interiors Inc.	6,829	286,955
Exponent Inc. (a)	1,359	43,012
First Advantage Corp. Class A (a)	619	14,967
Fisher Communications Inc. (a)	1,361	60,905
Forrester Research Inc. (a)	3,838	85,664
Fossil Inc. (a)	8,929	165,901
Fred’s Inc.	8,903	118,054

FTD Group Inc. (a)	1,622	15,717
FTI Consulting Inc. (a)	9,153	261,135
Furniture Brands International Inc.	10,124	248,139
G&K Services Inc. Class A	4,109	174,797
GameStop Corp. Class A (a)	11,120	524,197
Gaylord Entertainment Co. (a)	8,197	371,980
Gemstar-TV Guide International Inc. (a)	35,246	108,910
Genesco Inc. (a)	4,771	185,544
Geo Group Inc. (a)	2,594	86,484
Gevity HR Inc.	5,450	133,307
Gray Television Inc.	9,926	83,378
Great Wolf Resorts Inc. (a)	4,571	52,978
Greenfield Online Inc. (a)	2,969	17,784
Group 1 Automotive Inc.	4,668	221,917
GSI Commerce Inc. (a)	6,139	104,363
Guess ? Inc. (a)	3,461	135,360
Guitar Center Inc. (a)	5,310	253,287
Gymboree Corp. (a)	6,453	168,036
Handleman Co.	5,895	56,592
Harris Interactive Inc. (a)	9,415	52,912
Hartmarx Corp. (a)	3,850	34,304
Haverty Furniture Companies Inc.	4,011	57,558
Heidrick & Struggles International Inc. (a)	4,556	165,292
Hibbett Sporting Goods Inc. (a)	7,470	246,435
Hollinger International Inc.	13,029	109,183
Hooker Furniture Corp.	3,283	62,049
Hot Topic Inc. (a)	9,783	141,854
Hudson Highland Group Inc. (a)	4,990	94,511
IHOP Corp.	4,312	206,717
IKON Office Solutions Inc.	19,939	284,131
Infospace Inc. (a)	6,787	189,697
InfoUSA Inc. (a)	6,127	79,528
Insight Enterprises Inc. (a)	10,607	233,460
Inter Parfums Inc.	958	19,093
iPass Inc. (a)	9,628	77,120
Isle of Capri Casinos Inc. (a)	3,984	132,588
iVillage Inc. (a)	7,101	59,719
J Jill Group Inc. (a)	4,070	97,314
Jack in the Box Inc. (a)	7,402	321,987
Jackson Hewitt Tax Service Inc.	8,248	260,472
Jakks Pacific Inc. (a)	5,548	148,354
Jarden Corp. (a)	11,096	364,504
Jo-Ann Stores Inc. (a)	4,446	59,843
John H Harland Co.	5,461	214,617
Jos. A. Bank Clothiers Inc. (a)	3,270	156,797
Journal Communications Inc. Class A	4,596	56,990
Journal Register Co.	9,571	116,575
K-Swiss Inc. Class A	5,677	171,105
K2 Inc. (a)	9,036	113,402
Kellwood Co.	6,037	189,501
Kelly Services Inc. Class A	3,924	106,615
Kenneth Cole Productions Inc.	2,255	62,464
Kforce Inc. (a)	4,715	60,116
Kimball International Inc. Class B	7,187	108,092
Korn/Ferry International (a)	7,897	161,020
Krispy Kreme Doughnuts Inc. (a)	12,179	109,367
La-Z-Boy Inc.	11,437	194,429
Labor Ready Inc. (a)	10,590	253,631
Lancaster Colony Corp.	5,051	212,142
Landry’s Restaurants Inc.	3,494	123,443
Leapfrog Enterprises Inc. (a)	7,131	75,731
Learning Tree International Inc. (a)	3,423	41,487
LECG Corp. (a)	2,918	56,230
Libbey Inc.	3,483	24,660
Life Time Fitness Inc. (a)	4,819	225,770
Lifetime Brands Inc.	1,321	37,239
Lin TV Corp. (a)	6,690	60,210
Lithia Motors Inc. Class A	3,598	124,851
LKQ Corp. (a)	6,234	129,730
LodgeNet Entertainment Corp. (a)	3,076	47,924
Lodgian Inc. (a)	5,278	73,311
LoJack Corp. (a)	2,608	62,540
Lone Star Steakhouse & Saloon Inc.	3,582	101,800
Luby’s Inc. (a)	3,857	48,174
Magna Entertainment Corp. (a)	9,510	64,573
Maidenform Brands Inc. (a)	1,832	20,170
Majesco Entertainment Co. (a)	2,405	3,319
Mannatech Inc.	3,189	55,425
Marchex Inc. Class B (a)	3,669	78,884
Marcus Corp.	4,820	96,159
MarineMax Inc. (a)	2,705	90,672
Martha Stewart Living Omnimedia Inc. (a)	4,368	73,644
Matthews International Corp.	6,924	264,912
MAXIMUS Inc.	4,123	148,346
McCormick & Schmick’s Seafood Restaurants Inc. (a)	322	8,201
Media General Inc.	3,976	185,361
Mediacom Communications Corp. Class A (a)	13,610	78,258
Midas Inc. (a)	4,172	91,242
Midway Games Inc. (a)	5,549	51,162
Mikohn Gaming Corp. (a)	4,831	46,233
Monarch Casino & Resort Inc. (a)	1,440	40,882
Monro Muffler Brake Inc.	1,800	66,852
Movado Group Inc.	4,600	106,168
Movie Gallery Inc.	5,532	16,707
MPS Group Inc. (a)	23,326	356,888
MTR Gaming Group Inc. (a)	4,420	45,526
Multimedia Games Inc. (a)	4,908	73,031
MWI Veterinary Supply Inc. (a)	231	7,600
National Presto Industries Inc.	1,399	68,789
Nautilus Inc.	6,852	102,437
Navarre Corp. (a)	4,722	20,257
Navigant Consulting Inc. (a)	10,787	230,302

Netflix Inc. (a)	7,452	216,033
Netratings Inc. (a)	2,858	37,869
New York & Co. Inc. (a)	2,159	32,255
NIC Inc. (a)	5,503	33,733
Nu Skin Enterprises Inc.	11,710	205,276
Nutri/System Inc. (a)	4,744	225,435
O’Charley’s Inc. (a)	5,111	94,349
Oakley Inc.	6,009	102,273
Overstock.com Inc. (a)	2,553	76,130
Oxford Industries Inc.	3,029	154,873
Pacific Sunwear of California Inc. (a)	15,091	334,417
Pantry Inc. (a)	3,362	209,755
Papa John’s International Inc. (a)	5,214	171,071
Parlux Fragrances Inc. (a)	1,209	38,990
Payless Shoesource Inc. (a)	13,985	320,117
Pegasus Solutions Inc. (a)	6,694	62,991
PEP Boys-Manny Moe & Jack	11,861	179,220
Perry Ellis International Inc. (a)	1,408	31,863
Petco Animal Supplies Inc. (a)	11,117	262,028
PF Chang’s China Bistro Inc. (a)	5,473	269,764
PHH Corp. (a)	10,510	280,617
Phillips-Van Heusen Corp.	6,008	229,566
Pier 1 Imports Inc.	15,171	176,135
Pinnacle Entertainment Inc. (a)	8,647	243,586
Playboy Enterprises Inc. (a)	4,731	67,180
Playtex Products Inc. (a)	5,848	61,229
Pre-Paid Legal Services Inc.	2,426	86,074
Prestige Brands Holdings Inc. (a)	5,275	64,197
Priceline.com Inc. (a)	5,410	134,384
Primedia Inc. (a)	29,655	61,386
ProQuest Co. (a)	5,371	114,886
Radio One Inc. Class D (a)	15,513	115,727
Rare Hospitality International Inc. (a)	7,548	262,897
RC2 Corp. (a)	3,719	148,053
Reader’s Digest Association Inc.	20,592	303,732
Red Robin Gourmet Burgers Inc. (a)	2,991	141,175
Reddy Ice Holdings Inc.	1,321	29,339
Regent Communications Inc. (a)	5,440	25,078
Regis Corp.	9,132	314,871
Renaissance Learning Inc.	2,288	41,184
Rent-Way Inc. (a)	5,418	39,064
Resources Connection Inc. (a)	10,294	256,424
Restoration Hardware Inc. (a)	5,593	31,824
Retail Ventures Inc. (a)	2,490	36,503
Revlon Inc. (a)	29,760	94,042
Riviera Holdings Corp. (a)	1,916	32,285
Rollins Inc.	6,979	141,255
Ruby Tuesday Inc.	12,694	407,224
Rush Enterprises Inc. Class A (a)	3,100	54,498
Russ Berrie & Co. Inc.	2,502	38,030
Russell Corp.	6,605	91,149
Ruth’s Chris Steak House (a)	1,694	40,334
Ryan’s Restaurant Group Inc. (a)	9,287	134,662
Saga Communications Inc. (a)	3,450	33,362
Salem Communications Corp. (a)	2,749	41,262
Schawk Inc.	2,191	56,988
Scholastic Corp. (a)	6,919	185,152
School Specialty Inc. (a)	4,835	166,807
Select Comfort Corp. (a)	8,198	324,231
Sharper Image Corp. (a)	2,414	30,923
Shoe Carnival Inc. (a)	2,178	54,406
Shuffle Master Inc. (a)	7,748	276,914
Sinclair Broadcast Group Inc.	8,907	72,592
SIRVA Inc. (a)	3,412	29,104
Six Flags Inc. (a)	21,290	216,732
Skechers U.S.A. Inc. (a)	4,990	124,401
Sohu.com Inc. (a)	5,148	137,400
Sonic Automotive Inc.	6,306	175,055
Sotheby’s Holdings Inc. (a)	9,320	270,653
Source Interlink Co. Inc. (a)	5,329	60,751
Sourcecorp (a)	3,691	88,990
Spanish Broadcasting System Inc. (a)	7,500	41,475
Speedway Motorsports Inc.	2,732	104,390
Spherion Corp. (a)	13,991	145,506
Stage Stores Inc.	5,907	175,733
Stamps.com Inc. (a)	4,132	145,694
Stanley Furniture Co. Inc.	2,360	69,030
Startek Inc.	2,775	65,379
Stein Mart Inc.	5,275	91,891
Steinway Musical Instruments Inc. (a)	1,659	53,453
Steven Madden Ltd. (a)	2,645	93,898
Stewart Enterprises Inc.	23,831	136,075
Strayer Education Inc.	3,064	313,325
Stride Rite Corp.	8,174	118,360
Sturm Ruger & Co. Inc.	4,336	34,601
Systemax Inc. (a)	654	4,722
Talbots Inc.	4,332	116,401
TeleTech Holdings Inc. (a)	8,630	95,879
Texas Roadhouse Inc. Class A (a)	7,950	135,866
The Finish Line Inc. Class A	8,734	143,674
The Providence Service Corp. (a)	1,740	56,585
The Sports Authority Inc. (a)	5,231	193,024
The Steak n Shake Co. (a)	5,678	119,806
The Yankee Candle Co. Inc.	9,391	257,032
Thomas Nelson Inc.	2,496	73,008
Thor Industries Inc.	6,967	371,759
THQ Inc. (a)	12,490	323,366
TiVo Inc. (a)	10,593	76,587
Too Inc. (a)	7,200	247,320
Topps Co. Inc.	7,818	68,564
Tractor Supply Co. (a)	6,730	446,468
Trans World Entertainment Corp. (a)	5,179	28,847
Travelzoo Inc. (a)	667	13,060
Triarc Companies Inc. Class B	8,050	140,714
Triple Crown Media Inc. (a)	992	5,853
TRM Corp. (a)	2,302	15,492

Tuesday Morning Corp.	5,570	128,611
Tupperware Brands Corp.	10,922	224,884
Unifirst Corp.	2,415	80,226
United Auto Group Inc.	5,374	231,082
United Natural Foods Inc. (a)	8,850	309,484
United Online Inc.	13,650	175,539
United Stationers Inc. (a)	6,583	349,557
Universal Electronics Inc. (a)	2,900	51,330
Universal Technical Institute Inc. (a)	4,584	137,978
USANA Health Sciences Inc. (a)	2,409	100,503
Vail Resorts Inc. (a)	5,814	222,211
Valassis Communications Inc. (a)	9,964	292,643
Value Line Inc.	444	16,428
ValueClick Inc. (a)	17,548	296,912
ValueVision Media Inc. Class A (a)	5,214	66,635
Ventiv Health Inc. (a)	5,224	173,541
Vertrue Inc. (a)	2,069	86,484
Viad Corp.	4,497	154,157
Volcom Inc. (a)	172	6,111
Volt Information Sciences Inc. (a)	2,248	68,699
Warnaco Group Inc. (a)	9,760	234,240
Waste Connections Inc. (a)	9,157	364,540
Waste Services Inc. (a)	3,526	11,107
Water Pik Technology Inc. (a)	2,141	59,327
Watson Wyatt Worldwide Inc.	7,186	234,120
WD-40 Co.	3,862	119,143
WebSideStory Inc. (a)	1,566	26,920
WESCO International Inc. (a)	6,365	432,884
West Marine Inc. (a)	3,131	46,996
Wet Seal Inc. (a)	6,188	41,150
Wilsons The Leather Experts (a)	1,578	6,154
Wireless Facilities Inc. (a)	11,848	47,629
WMS Industries Inc. (a)	4,497	135,360
Wolverine World Wide Inc.	12,115	268,105
World Fuel Services Corp.	5,557	224,725
World Wrestling Entertainment Inc.	3,627	61,296
WPT Enterprises Inc. (a)	1,099	8,089
Zale Corp. (a)	10,302	288,765
Zumiez Inc. (a)	337	20,591

		49,566,312

CONSUMER STAPLES—1.69%
Alliance One International Inc.	18,054	87,742
American Italian Pasta Co.	3,779	23,657
Arden Group Inc. Class A	29	2,695
Boston Beer Co. Inc. (a)	1,700	44,217
Casey’s General Stores Inc.	11,095	253,743
Chiquita Brands International Inc.	8,830	148,079
Coca-Cola Bottling Co. Consolidated	461	21,206
Corn Products International Inc.	15,430	456,265
Farmer Brothers Co.	2,000	44,600
Flowers Foods Inc.	10,473	311,048
Green Mountain Coffee Roasters Inc. (a)	840	33,365
Hain Celestial Group Inc. (a)	6,043	158,266
Hansen Natural Corp. (a)	3,276	412,940
Ingles Markets Inc.	2,553	45,494
J&J Snack Foods Corp.	2,580	86,662
John B. Sanfilippo & Son Inc. (a)	1,406	22,257
Lance Inc.	5,111	114,998
Longs Drug Stores Corp.	5,832	269,905
M & F Worldwide Corp. (a)	2,173	31,030
Maui Land & Pineapple Co. Inc. (a)	639	24,122
Nash Finch Co.	2,910	87,009
Pathmark Stores Inc. (a)	8,897	93,063
Peet’s Coffee & Tea Inc. (a)	2,997	89,910
Performance Food Group Co. (a)	9,968	310,902
Ralcorp Holdings Inc. (a)	6,082	231,420
Ruddick Corp.	7,500	182,325
Sanderson Farms Inc.	2,471	55,350
Seaboard Corp.	58	92,452
Sensient Technology Corp.	10,133	182,901
Smart & Final Inc. (a)	3,327	54,530
Spartan Stores Inc.	3,740	47,685
The Great Atlantic & Pacific Tea Co. Inc. (a)	4,050	141,466
Tootsie Roll Industries Inc.	4,728	138,389
Universal Corp.	4,605	169,326
Vector Group Ltd.	6,580	125,415
Weis Markets Inc.	2,964	132,105
Wild Oats Markets Inc. (a)	6,559	133,344

		4,859,883

DURABLE PRODUCTS—8.44%
Actuant Corp. Class A	5,504	336,955
ADE Corp. (a)	2,194	67,180
Advanced Energy Industries Inc. (a)	4,884	69,011
AGCO Corp. (a)	17,862	370,458
Alamo Group Inc.	396	8,767
American Ecology Corp.	2,077	42,329
American Superconductor Corp. (a)	5,481	62,209
AO Smith Corp.	3,478	183,638
Applied Films Corp. (a)	3,622	70,375
Applied Industrial Technologies Inc.	6,401	285,485
Applied Signal Technology Inc.	2,311	45,827
ARGON ST Inc. (a)	1,475	49,457
Arris Group Inc. (a)	18,945	260,683
Artesyn Technologies Inc. (a)	7,908	86,593
Astec Industries Inc. (a)	3,167	113,695
ASV Inc. (a)	3,334	107,421
Asyst Technologies Inc. (a)	11,241	117,019
ATMI Inc. (a)	7,809	235,832
Audiovox Corp. (a)	4,114	49,121
Axcelis Technologies Inc. (a)	22,063	129,289
Badger Meter Inc.	937	53,390
Baldor Electric Co.	6,930	234,719

BE Aerospace Inc. (a)	12,036	302,344
Belden CDT Inc.	9,814	267,235
Blount International Inc. (a)	5,595	90,135
Brady Corp.	8,290	310,543
Briggs & Stratton Corp.	9,780	345,919
Brooks Automation Inc. (a)	17,239	245,483
Bucyrus International Inc. Class A	6,177	297,670
C&D Technologies Inc.	5,829	53,860
C-COR Inc. (a)	10,381	90,730
Cascade Corp.	2,454	129,694
Champion Enterprises Inc. (a)	15,801	236,383
Cognex Corp.	8,455	250,606
Cohu Inc.	5,526	117,262
Color Kinetics Inc. (a)	2,499	52,929
CompX International Inc.	800	12,920
Comstock Homebuilding Companies Inc. (a)	487	5,362
Crane Co.	10,110	414,611
Credence Systems Corp. (a)	18,526	135,981
CTS Corp.	8,673	116,045
Curtiss-Wright Corp.	4,425	292,935
Cymer Inc. (a)	7,554	343,254
Darling International Inc. (a)	13,321	62,342
Dionex Corp. (a)	4,189	257,540
Duratek Inc. (a)	2,554	55,933
Electro Scientific Industries Inc. (a)	6,747	149,311
Emcore Corp. (a)	6,135	62,700
EnPro Industries Inc. (a)	4,856	166,561
Entegris Inc. (a)	26,119	277,906
ESCO Technologies Inc. (a)	5,246	265,710
Esterline Technologies Corp. (a)	4,738	202,549
FARO Technologies Inc. (a)	2,507	35,725
Federal Signal Corp.	10,679	197,561
FEI Co. (a)	5,355	106,297
Flanders Corp. (a)	1,978	23,103
Flowserve Corp. (a)	11,092	647,107
Franklin Electric Co. Inc.	3,847	210,239
Gardner Denver Inc. (a)	5,350	348,820
Gehl Co. (a)	1,644	54,449
GenCorp Inc. (a)	10,386	213,432
General Cable Corp. (a)	9,147	277,429
Genlyte Group Inc. (a)	5,224	355,963
Global Imaging Systems Inc. (a)	5,204	197,648
Global Power Equipment Group Inc. (a)	6,543	25,191
Headwaters Inc. (a)	8,604	342,353
Heico Corp.	4,283	135,728
InterDigital Communications Corp. (a)	11,667	286,075
Interface Inc. (a)	9,451	130,518
Intevac Inc. (a)	3,972	114,314
Itron Inc. (a)	4,938	295,539
JLG Industries Inc.	20,864	642,403
K&F Industries Holdings Inc. (a)	2,068	34,329
Kadant Inc. (a)	3,068	69,644
Kaman Corp.	4,732	119,057
Keithley Instruments Inc.	3,536	54,313
Kennametal Inc.	7,001	428,041
Knoll Inc.	640	13,645
Kulicke & Soffa Industries Inc. (a)	11,745	112,047
Levitt Corp Class A	3,711	81,790
Lincoln Electric Holdings Inc.	7,306	394,451
Lindsay Manufacturing Co.	3,428	92,865
Littelfuse Inc. (a)	4,897	167,135
LTX Corp. (a)	13,895	75,033
M/I Homes Inc.	2,631	123,657
Manitowoc Inc.	6,113	557,200
MasTec Inc. (a)	5,069	71,828
Mattson Technology Inc. (a)	8,475	101,700
Measurement Specialties Inc. (a)	2,636	68,931
Metrologic Instruments Inc. (a)	2,210	51,117
Middleby Corp. (a)	1,102	92,259
Mine Safety Appliances Co.	5,403	226,926
MKS Instruments Inc. (a)	7,339	171,953
Mobile Mini Inc. (a)	6,620	204,690
Moog Inc. (a)	7,096	251,837
MTC Technologies Inc. (a)	1,923	53,825
NACCO Industries Inc.	1,150	177,054
Nordson Corp.	5,596	279,017
Orbital Sciences Corp. (a)	11,345	179,478
Orleans Homebuilders Inc.	448	9,076
Palm Harbor Homes Inc. (a)	3,557	76,227
Paxar Corp. (a)	7,515	147,069
Photon Dynamics Inc. (a)	4,018	75,338
Photronics Inc. (a)	7,762	145,615
Plantronics Inc.	9,312	329,924
Powell Industries Inc. (a)	1,390	30,274
Power-One Inc. (a)	14,905	107,316
Powerwave Technologies Inc. (a)	21,852	294,783
Presstek Inc. (a)	6,899	82,098
Regal-Beloit Corp.	5,647	238,699
Robbins & Myers Inc.	3,398	73,397
Rofin-Sinar Technologies Inc. (a)	3,409	184,529
Rudolph Technologies Inc. (a)	6,157	104,977
SBA Communications Corp. (a)	15,007	351,314
Semitool Inc. (a)	3,500	39,795
Sequa Corp. (a)	1,427	139,561
Skyline Corp.	1,829	75,684
Sonic Solutions (a)	4,946	89,572
Spatialight Inc. (a)	17,091	60,502
Spectralink Corp.	4,600	57,730
Standex International Corp.	2,910	92,131
Stewart & Stevenson Services Inc.	6,488	236,682
Sun Hydraulics Corp.	1,182	25,271
Symmetricom Inc. (a)	9,478	81,037
Taser International Inc. (a)	11,776	124,708
Technical Olympic USA Inc.	2,507	51,017
Technitrol Inc.	9,172	219,945

Tecumseh Products Co.	3,622	88,884
Teledyne Technologies Inc. (a)	7,209	256,640
Tennant Co.	2,146	112,279
Terayon Communication Systems Inc. (a)	15,005	27,459
The Gormann-Rupp Co.	1,987	48,483
Titan International Inc.	2,510	43,323
Trinity Industries Inc.	8,356	454,483
Triumph Group Inc. (a)	3,668	162,346
TurboChef Technologies Inc. (a)	2,646	32,281
Ultratech Inc. (a)	4,871	119,242
United Industrial Corp.	2,458	149,766
Varian Semiconductor Equipment Associates Inc. (a)	10,740	301,579
Veeco Instruments Inc. (a)	6,137	143,299
Vicor Corp.	4,537	89,515
Viisage Technology Inc. (a)	2,226	38,977
Walter Industries Inc.	7,259	483,595
Watts Water Technologies Inc.	5,341	194,092
WCI Communities Inc. (a)	7,273	202,335
William Lyon Homes Inc. (a)	612	58,556
Woodward Governor Co.	6,285	208,976
X-Rite Inc.	4,133	54,886

		24,300,889

FINANCIAL SERVICES—20.16%
1st Source Corp.	3,794	113,744
21st Century Insurance Group	4,755	75,129
Aames Investment Corp.	5,414	30,752
Acadia Realty Trust	5,076	119,540
Accredited Home Lenders Holding Co. (a)	3,761	192,488
ACE Cash Express Inc. (a)	2,011	50,054
Advance America Cash Advance Centers Inc.	12,136	174,516
Advanta Corp.	4,700	173,289
Advent Software Inc. (a)	5,332	151,535
Affirmative Insurance Holding Inc.	911	12,034
Affordable Residential Communities	5,405	56,753
Agree Realty Corp.	837	26,868
Alabama National Bancorporation	2,877	196,787
Alexander’s Inc. (a)	600	173,400
Alexandria Real Estate Equities Inc.	4,473	426,411
Alfa Corp.	10,104	173,183
Amcore Financial Inc.	5,293	167,365
American Campus Communities Inc.	4,095	106,101
American Equity Investment Life Holdings Co.	4,979	71,399
American Home Mortgage Investment Corp.	7,311	228,176
American Physicians Capital Inc. (a)	2,522	121,056
AmericanWest Bancorp (a)	1,175	31,102
Ameris Bancorp	2,760	64,198
Ames National Corp.	1,931	46,885
Anchor Bancorp Wisconsin Inc.	4,474	135,607
Anthracite Capital Inc.	10,555	115,894
Anworth Mortgage Asset Corp.	8,846	69,530
Apollo Investment Corp.	13,805	245,867
Arbor Realty Trust Inc.	2,047	55,249
Ares Capital Corp.	3,501	60,147
Argonaut Group Inc. (a)	5,466	194,316
Arrow Financial Corp.	2,458	67,349
Ashford Hospitality Trust Inc.	4,134	51,262
Asset Acceptance Capital Corp. (a)	1,808	35,202
Asta Funding Inc.	2,534	84,281
Avatar Holdings Inc. (a)	1,175	71,675
Baldwin & Lyons Inc.	2,266	60,162
Banc Corp. (a)	472	5,593
BancFirst Corp.	1,654	72,114
BancorpSouth Inc.	14,921	358,253
BancTrust Financial Group Inc.	3,517	77,902
Bank Mutual Corp.	16,887	199,942
Bank of Granite Corp.	2,926	59,310
Bank of the Ozarks Inc.	2,305	84,133
BankAtlantic Bancorp Inc.	9,926	142,835
BankFinancial Corp. (a)	1,187	18,897
Bankrate Inc. (a)	1,754	76,404
BankUnited Financial Corp.	6,189	167,351
Banner Corp.	2,260	76,840
Bedford Property Investors Inc.	3,946	106,266
Berkshire Hills Bancorp Inc.	2,118	74,003
Beverly Hills Bancorp Inc.	2,249	23,839
BFC Financial Corp. (a)	360	2,358
BioMed Realty Trust Inc.	9,144	271,028
BKF Capital Group Inc.	1,915	24,895
Boston Private Financial Holdings Inc.	6,124	206,930
Boykin Lodging Co. (a)	2,617	29,546
Brandywine Realty Trust	16,057	509,970
Bristol West Holdings Inc.	3,812	73,381
Brookline Bancorp Inc.	13,097	202,872
Calamos Asset Management Inc. Class A	5,009	187,337
Camden National Corp.	2,196	84,326
Capital City Bank Group Inc.	2,640	93,852
Capital Corp. of the West	1,411	51,812
Capital Crossing Bank (a)	461	14,687
Capital Lease Funding Inc.	5,318	58,977
Capital Southwest Corp.	53	5,062
Capital Trust Inc.	2,780	86,514
Capitol Bancorp Ltd.	2,504	117,062
Cardinal Financial Corp.	1,884	25,491
Cascade Bancorp	4,777	141,160
Cash America International Inc.	6,725	201,884
Cathay General Bancorp	9,428	354,870
Cedar Shopping Centers Inc.	5,899	93,440

Center Financial Corp.	1,599	38,744
CentraCore Properties Trust	3,238	81,112
Central Pacific Financial Corp.	6,519	239,378
Ceres Group Inc. (a)	3,935	21,721
Charter Financial Corp.	800	30,448
CharterMac	9,256	187,897
Chemical Financial Corp.	5,577	180,193
Chittenden Corp.	9,004	260,846
Citizens & Northern Corp.	1,961	47,456
Citizens Banking Corp.	8,906	239,126
Citizens Inc. (a)	6,433	33,194
City Bank	2,597	120,864
City Holding Co.	3,800	139,802
Clifton Savings Bancorp Inc.	389	4,158
CNA Surety Corp. (a)	2,515	42,076
Coastal Financial Corp.	5,570	76,643
CoBiz Inc.	3,520	72,512
Cohen & Steers Inc.	2,000	49,000
Colonial Properties Trust	7,549	378,431
Colony Bankcorp Inc.	156	3,438
Columbia Banking Systems Inc.	3,077	102,956
Columbia Equity Trust Inc.	2,415	42,456
Commercial Capital Bancorp Inc.	8,750	123,025
Commercial Net Lease Realty Inc.	11,463	267,088
Community Bancorp NV (a)	719	22,267
Community Bank System Inc.	6,669	148,919
Community Banks Inc.	5,560	158,238
Community Trust Bancorp Inc.	3,207	108,717
CompuCredit Corp. (a)	4,225	155,522
Consolidated-Tomoka Land Co.	1,490	92,574
Corporate Office Properties Trust	7,224	330,426
Corus Bankshares Inc.	3,384	201,145
Cousins Properties Inc.	7,972	266,504
Covanta Holding Corp. (a)	20,214	336,967
Crawford & Co.	6,408	38,448
CVB Financial Corp.	12,296	210,262
CyberSource Corp. (a)	6,286	70,152
Delphi Financial Group Inc.	5,347	276,066
Delta Financial Corp.	4,096	39,117
DiamondRock Hospitality Co.	829	11,448
Digital Realty Trust Inc.	1,562	44,002
Dime Community Bancshares	7,452	107,085
Direct General Corp.	4,380	74,504
Donegal Group Inc.	573	14,950
Doral Financial Corp.	15,534	179,418
EastGroup Properties Inc.	5,207	247,020
ECC Capital Corp.	3,500	5,320
Education Realty Trust Inc.	5,232	80,050
eFunds Corp. (a)	10,332	266,979
Electro Rent Corp. (a)	2,786	47,362
EMC Insurance Group Inc.	536	14,938
Encore Capital Group Inc. (a)	3,536	52,156
Entertainment Properties Trust	5,697	239,160
Equity Inns Inc.	8,830	143,046
Equity Lifestyle Properties Inc.	4,674	232,531
Equity One Inc.	7,612	186,951
EuroBancshares Inc. (a)	1,829	21,564
Euronet Worldwide Inc. (a)	6,371	241,015
Extra Space Storage Inc.	6,767	116,325
Factset Research Systems Inc.	7,068	313,466
Farmers Capital Bank Corp.	2,132	67,414
FBL Financial Group Inc.	2,632	90,672
Federal Agricultural Mortgage Corp. Class C	2,848	83,788
FelCor Lodging Trust Inc.	12,771	269,468
Fidelity Bankshares Inc.	5,895	198,249
Fieldstone Investment Corp.	6,154	72,617
Financial Federal Corp.	6,120	179,316
Financial Institutions Inc.	2,202	41,596
First Acceptance Corp. (a)	3,296	43,837
First Bancorp (North Carolina)	2,385	53,376
First BanCorp (Puerto Rico)	13,830	170,939
First Busey Corp.	2,920	61,612
First Cash Financial Services Inc. (a)	4,968	99,310
First Charter Corp.	6,755	166,848
First Citizens Bancshares Inc.	1,140	220,020
First Commonwealth Financial Corp.	15,434	226,262
First Community Bancorp (CA)	2,815	162,313
First Community Bancshares Inc.	2,481	79,342
First Financial Bancorp	8,035	133,702
First Financial Bankshares Inc.	4,383	167,869
First Financial Corp. Indiana	2,948	87,850
First Financial Holdings Inc.	3,007	95,322
First Indiana Corp.	3,395	94,721
First Industrial Realty Trust Inc.	8,142	347,582
First Merchants Corp.	3,557	94,332
First Midwest Bancorp Inc.	8,094	295,998
First Niagara Financial Group Inc.	26,430	387,464
First Oak Brook Bancshares Inc.	1,500	40,125
First Place Financial Corp. Ohio	2,670	66,216
First Potomac Realty Trust	4,666	131,815
First Regional Bancorp (a)	188	16,756
First Republic Bank	4,812	181,990
First State Bancorporation	2,998	79,627
FirstFed Financial Corp. (a)	3,413	204,132
Flagstar Bancorp Inc.	6,962	105,126
Flushing Financial Corp.	3,870	67,570
FNB Corp. (PA)	11,454	195,863
FNB Corp. (VA)	1,400	47,572
FPIC Insurance Group Inc. (a)	1,833	69,287
Franklin Bank Corp. (a)	2,875	55,286
Fremont General Corp.	11,744	253,201
Frontier Financial Corp.	5,755	190,145
GAMCO Investors Inc.	1,858	74,227
GB&T Bancshares Inc.	1,552	34,687
Getty Realty Corp.	4,299	125,101

GFI Group Inc. (a)	939	48,743
Glacier Bancorp Inc.	7,162	222,380
Gladstone Capital Corp.	2,249	48,466
Glenborough Realty Trust Inc.	6,915	150,401
Glimcher Realty Trust	8,490	241,116
GMH Communities Trust	6,674	77,685
Gold Banc Corp. Inc.	9,200	168,544
Government Properties Trust Inc.	7,081	67,553
Gramercy Capital Corp.	2,732	68,109
Great American Financial Resources Inc.	3,261	64,340
Great Southern Bancorp Inc.	2,520	72,778
Greater Bay Bancorp	10,356	287,275
Greene County Bancshares Inc.	275	8,033
Greenhill & Co. Inc.	2,515	166,267
Hancock Holding Co.	6,036	280,795
Hanmi Financial Corp.	7,950	143,577
Harbor Florida Bancshares Inc.	4,490	170,036
Harleysville Group Inc.	5,137	152,518
Harleysville National Corp.	6,176	140,442
Harris & Harris Group Inc. (a)	4,007	55,898
Heartland Financial USA Inc.	1,575	37,170
Heartland Payment Systems Inc. (a)	642	15,902
Heritage Commerce Corp.	1,550	38,750
Heritage Property Investment Trust	6,122	242,370
Hersha Hospitality Trust	610	5,972
Highland Hospitality Corp.	6,748	85,767
Highwoods Properties Inc.	10,332	348,498
Hilb Rogal & Hobbs Co.	6,715	276,792
Home Properties Inc.	5,826	297,709
HomeBanc Corp.	8,052	70,777
Homestore Inc. (a)	27,287	179,003
Horace Mann Educators Corp.	9,608	180,630
HouseValues Inc. (a)	352	2,900
Huron Consulting Group Inc. (a)	825	24,989
IBERIABANK Corp.	1,951	110,368
IMPAC Mortgage Holdings Inc.	16,054	154,761
Independence Holding Co.	279	6,434
Independent Bank Corp. (MA)	3,051	98,090
Independent Bank Corp. (MI)	5,100	145,095
Infinity Property & Casualty Corp.	4,650	194,091
Inland Real Estate Corp.	13,234	215,847
Innkeepers USA Trust	6,456	109,429
Integra Bank Corp.	3,758	85,908
Interchange Financial Services Corp.	3,772	71,668
International Securities Exchange Inc.	1,548	64,474
Investment Technology Group Inc. (a)	8,583	427,433
Investors Real Estate Trust	5,800	55,332
iPayment Inc. (a)	3,027	129,707
Irwin Financial Corp.	4,272	82,578
ITLA Capital Corp.	1,001	48,268
James River Group Inc. (a)	341	9,180
Jones Lang LaSalle Inc.	7,371	564,176
Kansas City Life Insurance Co.	1,029	52,726
Kilroy Realty Corp.	5,932	458,306
Kite Realty Group Trust	5,816	92,765
KMG America Corp. (a)	1,621	13,876
KNBT Bancorp Inc.	5,843	95,533
Knight Capital Group Inc. (a)	25,204	351,092
LaBranche & Co. Inc. (a)	11,613	183,602
Lakeland Bancorp Inc.	2,893	45,015
Lakeland Financial Corp.	1,200	56,100
LandAmerica Financial Group Inc.	3,533	239,714
LaSalle Hotel Properties	6,823	279,743
Lexington Corporate Properties Trust	10,684	222,761
LTC Properties Inc.	3,997	92,970
Luminent Mortgage Capital Inc.	7,770	63,015
Macatawa Bank Corp.	1,936	73,394
MAF Bancorp Inc.	6,288	275,226
Maguire Properties Inc.	8,081	294,956
Main Street Banks Inc.	3,440	89,027
MainSource Financial Group Inc.	2,256	42,638
MarketAxess Holdings Inc. (a)	3,571	42,959
Marlin Business Services Inc. (a)	1,060	23,426
MB Financial Inc.	4,527	160,256
MBT Financial Corp.	1,670	28,056
MCG Capital Corp.	8,704	122,813
McGrath Rentcorp	4,226	127,034
Mercantile Bank Corp.	1,601	62,599
MeriStar Hospitality Corp. (a)	17,051	176,989
MFA Mortgage Investments Inc.	11,938	75,806
Mid-America Apartment Communities Inc.	4,803	262,964
Mid-State Bancshares	5,523	162,542
Midland Co.	1,858	64,993
Midwest Banc Holdings Inc.	2,559	66,380
MoneyGram International Inc.	15,834	486,420
Morningstar Inc. (a)	801	35,861
MortgageIT Holdings Inc.	3,329	36,053
Nara Bancorp Inc.	4,152	72,868
NASB Financial Inc.	1,288	44,127
National Financial Partners Corp.	7,565	427,574
National Health Investors Inc.	6,437	163,500
National Penn Bancshares Inc.	8,592	182,838
National Western Life Insurance Co. (a)	400	92,916
Nationwide Health Properties Inc.	14,117	303,515
Navigators Group Inc. (a)	1,539	76,334
NBC Capital Corp.	2,127	48,772
NBT Bancorp Inc.	7,609	176,909
NCO Group Inc. (a)	6,290	149,387
Netbank Inc.	11,231	81,312
NewAlliance Bancshares Inc.	19,861	286,594
Newcastle Investment Corp.	8,831	211,238
NGP Capital Resources Co.	3,754	51,054
Northern Empire Bancshares (a)	615	15,529
NorthStar Realty Finance Corp.	1,958	21,440

Northwest Bancorp Inc.	2,921	72,324
Novastar Financial Inc.	5,015	167,702
OceanFirst Financial Corp.	3,690	90,405
Ocwen Financial Corp. (a)	8,551	87,391
Odyssey Re Holdings Corp.	751	16,297
Ohio Casualty Corp.	13,129	416,189
Old National Bancorp	14,434	312,352
Old Second Bancorp Inc.	3,260	107,026
Omega Financial Corp.	1,800	60,948
Omega Healthcare Investors Inc.	9,756	136,779
One Liberty Properties Inc.	1,195	23,697
Opteum Inc.	4,331	37,073
optionsXpress Holdings Inc.	3,564	103,641
Oriental Financial Group Inc.	4,655	67,265
Pacific Capital Bancorp	9,334	315,863
Park National Corp.	2,267	241,435
Parkway Properties Inc.	3,495	152,662
Partners Trust Financial Group Inc.	12,685	151,205
Peapack Gladstone Financial Corp.	1,694	43,383
Pennfed Financial Services Inc.	2,872	55,056
Pennsylvania Real Estate Investment Trust	7,421	326,524
Peoples Bancorp Inc.	2,565	76,950
PFF Bancorp Inc.	4,591	154,763
Phoenix Co. Inc.	20,996	342,235
PICO Holdings Inc. (a)	2,922	96,105
Pinnacle Financial Partners Inc. (a)	1,320	36,221
Piper Jaffray Co. (a)	4,530	249,150
Placer Sierra Bancshares	1,093	31,205
PMA Capital Corp. (a)	5,628	57,293
Portfolio Recovery Associates Inc. (a)	3,489	163,390
Post Properties Inc.	7,979	355,065
Potlatch Corp.	5,560	238,190
Preferred Bank	180	9,088
Premierwest Bancorp	3,925	72,613
Presidential Life Corp.	4,502	114,396
PRG-Schultz International Inc. (a)	8,417	5,133
PrivateBancorp Inc.	3,769	156,376
ProAssurance Corp. (a)	5,717	297,284
Prosperity Bancshares Inc.	4,104	123,982
Provident Bankshares Corp.	6,897	251,396
Provident Financial Holdings Inc.	502	16,365
Provident Financial Services Inc.	15,513	280,785
Provident New York Bancorp	7,980	103,501
PS Business Parks Inc.	3,930	219,766
QC Holdings, Inc. (a)	878	11,089
R&G Financial Corp. Class B	6,171	78,125
RAIT Investment Trust	5,992	169,214
Ramco-Gershenson Properties Trust	4,337	131,281
Redwood Trust Inc.	3,005	130,177
Renasant Corp.	2,492	92,054
Republic Bancorp Inc.	17,188	206,944
Republic Bancorp Inc. (Kentucky)	1,389	28,224
Resource America Inc.	3,464	69,003
RLI Corp.	4,812	275,728
Rockville Financial Inc. (a)	1,779	25,493
S&T Bancorp Inc.	5,946	217,505
Safety Insurance Group Inc.	1,942	88,672
Sanders Morris Harris Group Inc.	1,455	23,338
Sandy Spring Bancorp Inc.	2,977	113,096
Santander BanCorp	1,863	47,320
Saul Centers Inc.	3,342	146,747
Saxon Capital Inc.	11,301	117,982
SCBT Financial Corp.	1,848	64,828
Seacoast Banking Corp. of Florida	2,970	86,457
Security Bank Corp. (Georgia)	756	19,104
Selective Insurance Group Inc.	5,615	297,595
Senior Housing Properties Trust	11,903	215,444
Signature Bank (a)	2,339	76,228
Simmons First National Corp.	2,940	87,494
Sound Federal Bancorp Inc.	481	9,904
Southside Bancshares Inc.	1,354	27,391
Southwest Bancorp Inc.	3,288	73,125
Sovran Self Storage Inc.	3,730	205,896
Spirit Finance Corp.	10,465	127,673
State Auto Financial Corp.	2,612	88,051
State Bancorp Inc.	2,970	45,411
Sterling Bancorp NY	5,023	103,474
Sterling Bancshares Inc. TX	9,115	164,526
Sterling Financial Corp. PA	5,546	121,125
Sterling Financial Corp. WA	7,825	226,925
Stewart Information Services Corp.	3,762	177,115
Stifel Financial Corp. (a)	1,569	68,518
Strategic Hotels & Resorts Inc.	7,384	171,900
Suffolk Bancorp	2,500	86,750
Summit Financial Group Inc.	1,504	30,291
Sun Bancorp Inc. (New Jersey) (a)	1,515	29,543
Sun Communities Inc.	4,293	151,758
Sunstone Hotel Investors Inc.	6,037	174,892
Susquehanna Bancshares Inc.	10,021	258,241
SVB Financial Group (a)	6,908	366,469
SWS Group Inc.	4,306	112,602
SY Bancorp Inc.	3,142	83,012
Tanger Factory Outlet Centers Inc.	6,964	239,631
Tarragon Corp. (a)	2,135	42,487
Taubman Centers Inc.	10,797	449,911
Taylor Capital Group Inc.	733	28,726
Technology Investment Capital Corp.	2,711	39,418
Texas Capital Bancshares Inc. (a)	4,531	108,744
Texas Regional Bancshares Inc.	9,497	280,067
The Bancorp Inc. (a)	317	7,782
The Nasdaq Stock Market Inc. (a)	8,523	341,261
TierOne Corp.	5,285	179,426
TNS Inc. (a)	2,180	46,172
Tompkins Trustco Inc.	2,132	102,656
Tower Group Inc.	2,115	48,857

Town & Country Trust	4,724	191,747
TradeStation Group Inc. (a)	4,016	55,501
Trammell Crow Co. (a)	7,623	271,836
Triad Guaranty Inc. (a)	2,232	104,681
Trico Bancshares	2,400	67,968
Trustco Bank Corp. NY	16,513	200,963
Trustmark Corp.	9,124	288,683
Trustreet Properties Inc.	7,605	115,520
U-Store-It Trust	5,875	118,381
UCBH Holdings Inc.	16,801	317,875
UICI	6,843	253,123
UMB Financial Corp.	2,650	186,110
Umpqua Holdings Corp.	9,952	283,632
Union Bankshares Corp.	1,700	77,707
United Bankshares Inc.	7,156	273,860
United Community Banks Inc.	6,409	180,413
United Community Financial Corp.	6,815	82,598
United Fire & Casualty Co.	3,027	99,588
United PanAm Financial Corp. (a)	808	24,967
United Rentals Inc. (a)	13,491	465,439
United Security Bancshares Inc.	1,598	42,810
Universal American Financial Corp. (a)	5,961	91,799
Universal Health Realty Income Trust	3,690	134,796
Univest Corp. of Pennsylvania	1,024	26,071
Urstadt Biddle Properties Inc.	4,525	81,450
USB Holding Co. Inc.	3,612	82,859
USI Holdings Corp. (a)	7,826	126,233
Vineyard National Bancorp	1,282	37,563
Virginia Commerce Bancorp (a)	1,413	50,797
Virginia Financial Group Inc.	1,600	64,032
W Holding Co. Inc.	17,853	140,503
Waddell & Reed Financial Inc.	14,619	337,699
Washington Real Estate Investment Trust	10,227	371,445
Washington Trust Bancorp Inc.	2,810	78,877
WesBanco Inc.	4,478	146,923
West Bancorporation Inc.	2,486	49,297
West Coast Bancorp (Oregon)	3,410	95,310
Westamerica Bancorporation	5,719	296,930
Western Sierra Bancorp	832	37,723
Westfield Financial Inc.	1,364	33,691
Wilshire Bancorp Inc.	3,218	59,823
Winston Hotels Inc.	3,550	40,364
Wintrust Financial Corp.	4,953	288,116
World Acceptance Corp. (a)	3,745	102,613
Wright Express Corp. (a)	8,206	230,178
WSFS Financial Corp.	1,900	119,377
Yardville National Bancorp	2,149	79,083
Zenith National Insurance Corp.	4,503	216,729
ZipRealty Inc. (a)	1,035	9,087

		58,004,817

HEALTH CARE—11.09%
Aastrom Biosciences Inc. (a)	38,465	78,084
Abaxis Inc. (a)	3,801	86,207
Abgenix Inc. (a)	18,728	421,380
Abiomed Inc. (a)	2,848	36,739
Acadia Pharmaceuticals Inc. (a)	2,637	42,139
Adams Respiratory Therapeutics Inc. (a)	1,168	46,451
Adolor Corp. (a)	9,490	225,862
Albany Molecular Research Inc. (a)	6,083	61,803
Alexion Pharmaceuticals Inc. (a)	6,709	237,633
Align Technology Inc. (a)	11,801	108,215
Alkermes Inc. (a)	19,816	436,943
Alliance Imaging Inc. (a)	5,240	33,746
Allied Healthcare International Inc. (a)	3,432	16,645
Allion Healthcare Inc. (a)	392	5,316
Allscripts Healthcare Solution Inc. (a)	6,654	121,835
Alpharma Inc.	8,830	236,821
Amedisys Inc. (a)	2,927	101,713
America Service Group Inc. (a)	2,488	32,419
American Dental Partners Inc. (a)	1,489	20,102
American Medical Systems Holdings Inc. (a)	13,177	296,482
Amsurg Corp. (a)	6,561	148,869
Amylin Pharmaceuticals Inc. (a)	21,747	1,064,516
Analogic Corp.	2,699	178,674
Andrx Corp. (a)	13,933	330,769
AngioDynamics Inc. (a)	222	6,673
Antigenics Inc. (a)	5,142	14,089
Applera Corp. - Celera Genomics Group (a)	16,826	196,696
Apria Healthcare Group Inc. (a)	9,623	221,137
Arena Pharmaceuticals Inc. (a)	5,655	102,412
Ariad Pharmaceuticals Inc. (a)	11,990	78,894
Arqule Inc. (a)	3,494	20,056
Array Biopharma Inc. (a)	5,659	51,723
Arrow International Inc.	4,653	152,014
Arthrocare Corp. (a)	5,070	242,447
Aspect Medical Systems Inc. (a)	3,206	87,973
Atherogenics Inc. (a)	9,636	157,260
AVANIR Pharmaceuticals (a)	4,665	68,202
Barrier Therapeutics Inc. (a)	2,997	29,011
Bentley Pharmaceuticals Inc. (a)	3,806	50,049
Bio-Rad Laboratories Inc. (a)	3,741	233,251
Bio-Reference Labs Inc. (a)	2,005	36,170
Bioenvision Inc. (a)	7,070	50,409
BioMarin Pharmaceutical Inc. (a)	16,794	225,375
BioScrip Inc. (a)	2,824	20,361
Biosite Inc. (a)	3,188	165,553
Bruker BioSciences Corp. (a)	7,785	42,039
Caliper Life Sciences Inc. (a)	2,057	13,165
Cambrex Corp.	6,070	118,608
Candela Corp. (a)	3,984	86,054
Cantel Medical Corp. (a)	2,324	38,090

Caraco Pharmaceutical Laboratories Inc. (a)	1,966	25,558
Cell Genesys Inc. (a)	9,941	79,329
Cell Therapeutics Inc. (a)	13,818	26,392
Centene Corp. (a)	8,926	260,371
Cepheid Inc. (a)	9,141	83,732
Coley Pharmaceutical Group Inc. (a)	1,549	23,467
Computer Programs & Systems Inc.	1,713	85,650
Conmed Corp. (a)	6,417	122,886
Connetics Corp. (a)	7,481	126,653
Conor Medsystems Inc. (a)	1,869	54,949
Corvel Corp. (a)	1,400	30,828
Cotherix Inc. (a)	2,729	24,943
Cubist Pharmaceuticals Inc. (a)	11,282	259,148
CuraGen Corp. (a)	11,056	55,391
Curis Inc. (a)	9,187	21,865
CV Therapeutics Inc. (a)	8,925	197,064
Cyberonics Inc. (a)	4,573	117,846
Cypress Bioscience Inc. (a)	6,588	41,504
Datascope Inc.	2,422	95,814
deCODE genetics Inc. (a)	11,966	103,745
Dendreon Corp. (a)	12,545	59,087
Diagnostic Products Corp.	4,563	217,336
Digene Corp. (a)	3,660	143,106
Discovery Laboratories Inc. (a)	13,434	98,471
Diversa Corp. (a)	5,480	49,923
DJ Orthopedics Inc. (a)	4,628	184,009
Dov Pharmaceutical Inc. (a)	5,062	80,891
Durect Corp. (a)	8,304	52,813
DUSA Pharmaceuticals Inc. (a)	3,680	25,981
Eclipsys Corp. (a)	8,774	207,154
Encore Medical Corp. (a)	5,476	28,037
Encysive Pharmaceuticals Inc. (a)	12,926	63,208
Enzo Biochem Inc. (a)	6,053	81,716
Enzon Pharmaceuticals Inc. (a)	10,170	82,377
EPIX Pharmaceutical Inc. (a)	9,197	32,189
eResearch Technology Inc. (a)	10,352	148,965
ev3 Inc. (a)	2,189	38,767
Exelixis Inc. (a)	14,411	173,076
First Horizon Pharmaceutical Corp. (a)	6,014	151,613
Foxhollow Technologies Inc. (a)	2,972	90,795
Genesis HealthCare Corp. (a)	4,288	188,415
Genitope Corp. (a)	4,238	36,871
Gentiva Health Services Inc. (a)	5,079	92,489
Geron Corp. (a)	11,421	94,909
Greatbatch Inc. (a)	4,859	106,461
GTx Inc. (a)	1,851	20,213
Haemonetics Corp. (a)	4,471	226,993
Healthcare Services Group Inc.	4,725	100,926
HealthExtras Inc. (a)	4,085	144,200
HealthTronics Inc. (a)	5,303	43,856
Healthways Inc. (a)	6,873	350,111
Hi-Tech Pharmacal Co. Inc. (a)	1,525	43,005
Hologic Inc. (a)	9,654	534,349
Hooper Holmes Inc.	11,274	32,582
Horizon Health Corp. (a)	1,860	36,828
Human Genome Sciences Inc. (a)	28,454	309,295
I-Flow Corp. (a)	4,094	54,532
ICOS Corp. (a)	12,942	285,371
ICU Medical Inc. (a)	2,430	87,942
Idenix Pharmaceuticals Inc. (a)	2,140	29,040
Illumina Inc. (a)	7,018	166,677
Immucor Inc. (a)	9,858	282,826
Immunogen Inc. (a)	9,200	39,928
Incyte Corp. (a)	17,709	106,608
Inspire Pharmaceuticals Inc. (a)	9,626	50,344
Integra LifeSciences Holdings Corp. (a)	4,654	190,721
InterMune Inc. (a)	7,007	129,910
IntraLase Corp. (a)	2,289	53,105
Introgen Therapeutics Inc. (a)	2,715	14,417
Intuitive Surgical Inc. (a)	7,297	861,046
Invacare Corp.	6,206	192,758
Inverness Medical Innovations Inc. (a)	4,249	122,074
IRIS International Inc. (a)	2,816	44,014
Isis Pharmaceuticals Inc. (a)	18,910	170,379
ISTA Pharmaceuticals Inc. (a)	3,189	20,250
Kensey Nash Corp. (a)	2,164	61,890
Keryx Biopharmaceuticals Inc. (a)	5,320	101,665
Kindred Healthcare Inc. (a)	5,890	148,133
KV Pharmaceutical Co. (a)	8,226	198,411
Kyphon Inc. (a)	6,048	224,986
Landauer Inc.	2,101	105,512
Laserscope (a)	4,214	99,661
LCA-Vision Inc.	4,082	204,549
Lexicon Genetics Inc. (a)	13,789	76,391
Lifecell Corp. (a)	6,131	138,254
Luminex Corp. (a)	5,282	78,491
Magellan Health Services Inc. (a)	5,614	227,199
MannKind Corp. (a)	3,814	77,958
Martek Biosciences Corp. (a)	6,568	215,627
Matria Healthcare Inc. (a)	4,046	153,586
Maxygen Inc. (a)	6,920	57,298
Medarex Inc. (a)	21,356	282,326
Medcath Corp. (a)	1,553	29,693
Medicines Co. (a)	10,633	218,721
Medicis Pharmaceutical Corp.	10,550	343,930
Mentor Corp.	6,381	289,123
Meridian Bioscience Inc.	2,515	67,855
Merit Medical Systems Inc. (a)	5,181	62,224
MGI Pharma Inc. (a)	14,646	256,305
Molecular Devices Corp. (a)	3,456	114,601
Molina Healthcare Inc. (a)	2,139	71,592
Momenta Pharmaceuticals Inc. (a)	1,962	38,573
Monogram Biosciences Inc. (a)	10,165	18,704
Myogen Inc. (a)	4,455	161,405
Myriad Genetics Inc. (a)	7,127	185,943

Nabi Biopharmaceuticals (a)	13,137	74,093
Nanogen Inc. (a)	11,225	33,899
Nastech Pharmaceutical Co. Inc. (a)	4,120	74,160
National Healthcare Corp.	1,800	72,144
Nature’s Sunshine Products Inc.	2,600	32,500
NBTY Inc. (a)	10,503	236,528
Nektar Therapeutics (a)	17,066	347,805
Neopharm Inc. (a)	4,087	34,167
Neurocrine Biosciences Inc. (a)	7,498	483,921
Neurogen Corp. (a)	3,620	22,408
Neurometrix Inc. (a)	1,209	47,078
New River Pharmaceuticals Inc. (a)	2,306	76,582
NitroMed Inc. (a)	2,712	22,781
Northfield Laboratories Inc. (a)	5,228	52,280
Noven Pharmaceuticals Inc. (a)	5,363	96,588
NPS Pharmaceuticals Inc. (a)	10,809	92,309
NuVasive Inc. (a)	2,949	55,589
Nuvelo Inc. (a)	8,688	154,820
Odyssey HealthCare Inc. (a)	8,465	145,683
Onyx Pharmaceuticals Inc. (a)	7,549	198,237
Option Care Inc.	4,105	58,045
OraSure Technologies Inc. (a)	8,248	84,954
Orchid Cellmark Inc. (a)	4,280	24,567
Owens & Minor Inc.	8,074	264,585
Pain Therapeutics Inc. (a)	5,717	62,144
PainCare Holdings Inc. (a)	4,136	7,900
Palomar Medical Technologies Inc. (a)	3,081	103,059
Par Pharmaceutical Cos Inc. (a)	6,934	195,400
Parexel International Corp. (a)	6,168	163,082
Pediatrix Medical Group Inc. (a)	4,490	460,854
Penwest Pharmaceutical Co. (a)	4,460	96,737
Per-Se Technologies Inc. (a)	7,156	190,779
Perrigo Co.	14,733	240,295
Pharmion Corp. (a)	5,367	96,713
Phase Forward Inc. (a)	1,959	21,823
PolyMedica Corp.	5,608	237,555
Pozen Inc. (a)	5,400	90,180
PRA International (a)	2,041	50,596
Progenics Pharmaceuticals Inc. (a)	3,882	102,834
PSS World Medical Inc. (a)	15,040	290,122
Psychiatric Solutions Inc. (a)	9,502	314,801
Quality Systems Inc. (a)	3,348	110,819
Radiation Therapy Services Inc. (a)	1,861	47,474
Regeneron Pharmaceutical Inc. (a)	8,647	143,800
RehabCare Group Inc. (a)	3,964	74,721
Renovis Inc. (a)	4,512	96,196
Res-Care Inc. (a)	3,430	63,043
Rigel Pharmaceuticals Inc. (a)	5,136	59,013
Salix Pharmaceuticals Ltd. (a)	8,292	136,901
Savient Pharmaceuticals Inc. (a)	3,821	20,366
Seattle Genetics Inc. (a)	8,128	41,940
Serologicals Corp. (a)	7,542	184,477
SFBC International Inc. (a)	3,765	91,791
Somanetics Corp. (a)	3,374	74,498
SonoSite Inc. (a)	3,456	140,452
Star Scientific Inc. (a)	4,897	15,328
StemCells Inc. (a)	17,495	62,632
Stereotaxis Inc. (a)	627	7,906
STERIS Corp.	14,186	350,110
Sunrise Senior Living Inc. (a)	6,564	255,799
SuperGen Inc. (a)	12,498	70,989
SurModics Inc. (a)	3,380	119,517
Sybron Dental Specialties Inc. (a)	8,187	337,632
Symbion Inc. (a)	2,855	64,666
Symmetry Medical Inc. (a)	1,459	30,945
Tanox Inc. (a)	5,970	115,937
Telik Inc. (a)	11,478	222,214
Tercica Inc. (a)	1,655	11,089
ThermoGenesis Corp. (a)	14,764	59,794
Thoratec Corp. (a)	11,086	213,627
Trimeris Inc. (a)	4,008	54,148
TriPath Imaging Inc. (a)	5,666	39,549
United Surgical Partners International Inc. (a)	9,121	322,975
United Therapeutics Corp. (a)	4,641	307,605
US Physical Therapy Inc. (a)	1,903	32,560
Ventana Medical Systems Inc. (a)	6,650	277,770
Vertex Pharmaceuticals Inc. (a)	18,936	692,868
ViaCell Inc. (a)	2,625	14,464
Viasys Healthcare Inc. (a)	6,977	209,868
VistaCare Inc. Class A (a)	2,846	44,113
Vital Images Inc. (a)	2,350	80,088
Vital Signs Inc.	1,233	67,729
WellCare Health Plans Inc. (a)	3,660	166,310
West Pharmaceutical Services Inc.	6,569	228,076
Wright Medical Group Inc. (a)	6,279	124,010
Young Innovations Inc.	881	32,174
Zoll Medical Corp. (a)	2,443	64,349
ZymoGenetics Inc. (a)	5,845	126,369

		31,917,072

MATERIALS & PROCESSES—9.16%
A. Schulman Inc.	7,612	188,397
Aaon Inc. (a)	2,100	50,211
Acuity Brands Inc.	9,260	370,400
AK Steel Holding Corp. (a)	24,860	372,900
Albany International Corp. Class A	5,940	226,255
Aleris International Inc. (a)	6,358	305,629
Alico Inc.	700	31,808
AM Castle & Co.	2,147	63,336
AMCOL International Corp.	4,867	140,170
American Vanguard Corp.	2,394	73,137
Ameron International Corp.	2,237	163,815
Apogee Enterprises Inc.	5,880	99,254
Arch Chemicals Inc.	5,202	158,141

Armor Holdings Inc. (a)	6,682	389,494
Balchem Corp.	1,903	43,902
Barnes Group Inc.	3,307	133,933
Beacon Roofing Supply Inc. (a)	3,009	122,286
Bluegreen Corp. (a)	3,876	51,241
BlueLinx Holdings Inc.	602	9,632
Bowater Inc.	11,270	333,367
Brookfield Homes Corp.	3,387	175,650
Brush Engineered Materials Inc. (a)	4,752	93,852
Buckeye Technologies Inc. (a)	6,119	55,377
Builders Firstsource Inc. (a)	356	8,085
Building Materials Holding Corp.	5,984	213,270
Cabot Microelectronics Corp. (a)	5,235	194,218
Calgon Carbon Corp.	6,895	42,404
California Coastal Communities Inc. (a)	1,123	41,663
Caraustar Industries Inc. (a)	6,462	66,494
Carpenter Technology Corp.	5,081	480,256
Century Aluminum Co. (a)	4,516	191,704
Ceradyne Inc. (a)	5,257	262,324
CF Industries Holdings Inc.	5,008	85,086
Chaparral Steel Co. (a)	4,711	305,838
Chesapeake Corp.	4,435	61,558
CIRCOR International Inc.	3,578	104,478
Clarcor Inc.	10,549	375,544
Cleveland-Cliffs Inc.	4,440	386,813
Coeur d’Alene Mines Corp. (a)	52,371	343,554
Comfort Systems USA Inc.	6,792	91,692
Commercial Metals Co.	12,090	646,694
Compass Minerals International Inc.	3,685	92,088
Delta & Pine Land Co.	8,182	246,769
Deltic Timber Corp.	2,486	150,652
Dixie Group Inc. (a)	1,308	19,568
Drew Industries Inc. (a)	3,792	134,806
Dycom Industries Inc. (a)	10,264	218,110
Dynamic Materials Corp.	1,854	66,077
Eagle Materials Inc.	11,025	702,954
ElkCorp	4,649	156,904
EMCOR Group Inc. (a)	6,624	328,948
Encore Wire Corp. (a)	4,350	147,378
Energy Conversion Devices Inc. (a)	4,530	222,785
EnerSys (a)	7,731	106,688
Ferro Corp.	9,029	180,580
Georgia Gulf Corp.	6,485	168,545
Gibraltar Industries Inc.	5,149	151,690
Glatfelter	6,608	121,125
Gold Kist Inc. (a)	9,698	122,583
GrafTech International Ltd. (a)	22,152	135,127
Granite Construction Inc.	7,157	348,403
Graphic Packaging Corp. (a)	13,034	26,980
Greif Inc.	3,281	224,486
Griffon Corp. (a)	6,174	153,362
HB Fuller Co.	6,246	320,670
Hecla Mining Co. (a)	26,746	176,791
Hercules Inc. (a)	24,049	331,876
Hexcel Corp. (a)	11,585	254,522
Huttig Building Products Inc. (a)	567	5,279
Infrasource Services Inc. (a)	2,251	38,740
Innospec Inc.	2,646	67,817
Innovo Group Inc. (a)	26,958	19,895
Insituform Technologies Inc. (a)	6,255	166,383
Interline Brands Inc. (a)	2,704	68,222
Jacuzzi Brands Inc. (a)	16,491	162,107
Kaydon Corp.	5,748	231,989
Kronos Worldwide Inc.	1,333	40,470
Lawson Products Inc.	834	34,144
Layne Christensen Co. (a)	1,731	58,023
Lennox International Inc.	9,975	297,853
Longview Fibre Co.	11,101	286,850
LSI Industries Inc.	3,668	62,503
MacDermid Inc.	6,355	204,313
Maverick Tube Corp. (a)	8,889	471,028
Medis Technologies Ltd. (a)	3,211	74,913
Mercer International Inc.-SBI (a)	2,942	27,390
Metal Management Inc.	4,086	129,322
Minerals Technologies Inc.	3,980	232,472
Mueller Industries Inc.	8,098	289,018
Myers Industries Inc.	5,005	80,030
NCI Building Systems Inc. (a)	4,496	268,726
Neenah Paper Inc.	3,551	116,295
NewMarket Corp.	3,704	176,273
NL Industries Inc.	2,829	30,072
NN Inc.	2,400	30,984
NS Group Inc. (a)	4,648	213,947
Nuco2 Inc. (a)	1,702	54,021
Olin Corp.	14,669	314,943
OM Group Inc. (a)	6,046	139,058
Omega Flex Inc. (a)	813	15,488
Oregon Steel Mills Inc. (a)	7,746	396,363
Perini Corp. (a)	3,682	111,822
Pioneer Companies Inc. (a)	2,214	67,527
PolyOne Corp. (a)	20,012	186,512
Quanex Corp.	4,989	332,417
Quanta Services Inc. (a)	21,800	349,236
Raven Industries Inc.	2,710	105,988
RBC Bearings Inc. (a)	539	11,049
Reliance Steel & Aluminum Co.	5,724	537,598
Roanoke Electric Steel Corp.	811	26,195
Rock-Tenn Co.	6,469	96,970
Rockwood Holdings Inc. (a)	275	6,330
Royal Gold Inc.	3,421	123,806
RTI International Metals Inc. (a)	5,039	276,389
Ryerson Inc.	5,256	140,651
Schnitzer Steel Industries Inc.	4,389	188,069
Schweitzer-Mauduit International Inc.	3,607	86,568
Senomyx Inc. (a)	4,004	65,906
Shaw Group Inc. (a)	15,047	457,429

Silgan Holdings Inc.	4,992	200,529
Simpson Manufacturing Co. Inc.	7,527	325,919
Spartech Corp.	6,088	146,112
Standard Register Co.	4,163	64,526
Steel Dynamics Inc.	8,378	475,284
Steel Technologies Inc.	2,058	50,009
Stepan Co.	1,373	40,572
Stillwater Mining Co. (a)	10,526	173,258
Sunterra Corp. (a)	4,420	63,118
Superior Essex Inc. (a)	2,325	59,148
Symyx Technologies Inc. (a)	6,713	186,219
Tejon Ranch Co. (a)	1,924	94,026
Terra Industries Inc. (a)	14,631	103,149
Texas Industries Inc.	4,711	284,968
The Andersons Inc.	722	56,482
Titanium Metals Corp. (a)	5,916	287,222
Tredegar Corp.	7,219	114,854
Trex Co. Inc. (a)	2,368	75,066
Tronox Inc. Class B (a)	8,545	145,180
UAP Holding Corp.	4,962	106,683
Ultralife Batteries Inc. (a)	3,226	41,454
Universal Forest Products Inc.	3,617	229,643
URS Corp. (a)	8,281	333,310
USEC Inc.	18,311	220,648
Valence Technology Inc. (a)	23,701	59,015
Valmont Industries Inc.	3,664	154,035
Washington Group International Inc. (a)	5,544	318,170
Watsco Inc.	4,439	315,391
Wausau Paper Corp.	9,963	141,176
Wellman Inc.	7,045	44,806
Westlake Chemical Corp.	2,620	90,521
Wheeling-Pittsburgh Corp. (a)	2,010	36,904
Worthington Industries Inc.	12,539	251,532
WR Grace & Co. (a)	14,063	187,038
Xerium Technologies Inc.	1,460	13,709
Zoltek Companies Inc. (a)	1,082	24,734

		26,354,132

OIL & GAS—5.34%
Alon USA Energy Inc.	619	15,240
Alpha Natural Resources Inc. (a)	6,050	139,997
ATP Oil & Gas Corp. (a)	3,818	167,648
Atwood Oceanics Inc. (a)	2,750	277,778
Berry Petroleum Co.	3,839	262,780
Bill Barrett Corp. (a)	3,264	106,374
Bois d’Arc Energy Inc. (a)	1,358	22,611
Brigham Exploration Co. (a)	3,265	28,601
Bronco Drilling Co. Inc. (a)	176	4,629
Cabot Oil & Gas Corp.	10,180	487,927
Callon Petroleum Co. (a)	3,540	74,411
CARBO Ceramics Inc.	3,864	219,900
Carrizo Oil & Gas Inc. (a)	3,781	98,268
Cheniere Energy Inc. (a)	10,418	422,658
Cimarex Energy Co.	16,451	711,670
Clayton Williams Energy Inc. (a)	1,425	58,311
Comstock Resources Inc. (a)	8,139	241,647
Delta Petroleum Corp. (a)	6,151	129,294
Dril-Quip Inc. (a)	2,188	155,020
Edge Petroleum Corp. (a)	3,371	84,208
Encore Acquisition Co. (a)	10,157	314,867
Endeavour International Corp. (a)	4,339	12,626
Energy Partners Ltd. (a)	6,526	153,883
Evergreen Solar Inc. (a)	6,522	100,439
Foundation Coal Holdings Inc.	4,633	190,602
Frontier Oil Corp.	11,496	682,288
FuelCell Energy Inc. (a)	9,957	114,207
FX Energy Inc. (a)	8,362	43,733
Gasco Energy Inc. (a)	11,117	62,255
Giant Industries Inc. (a)	2,726	189,566
Global Industries Ltd. (a)	15,939	230,956
Goodrich Petroleum Corp. (a)	1,961	52,947
Grey Wolf Inc. (a)	40,399	300,569
Gulf Island Fabrication Inc.	1,700	40,239
Hanover Compressor Co. (a)	18,253	339,871
Harvest Natural Resources Inc. (a)	8,515	82,766
Helix Energy Solutions Group Inc. (a)	16,052	608,371
Holly Corp.	4,832	358,148
Hornbeck Offshore Services Inc. (a)	2,817	101,609
Houston Exploration Co. (a)	5,514	290,588
Hydril (a)	3,939	307,045
Input/Output Inc. (a)	14,134	137,241
James River Coal Co. (a)	2,660	90,360
KCS Energy Inc. (a)	11,190	290,940
Lone Star Technologies Inc. (a)	6,202	343,653
Lufkin Industries Inc.	2,820	156,341
Markwest Hydrocarbon Inc.	1,358	31,098
McMoRan Exploration Co. (a)	4,522	80,672
Meridian Resource Corp. (a)	14,742	59,705
Newpark Resources Inc. (a)	17,316	141,991
Oceaneering International Inc. (a)	5,426	310,910
Oil States International Inc. (a)	7,825	288,351
Pacific Ethanol Inc. (a)	3,446	74,399
Parallel Petroleum Corp. (a)	6,260	115,497
Parker Drilling Co. (a)	18,307	169,706
Penn Virginia Corp.	4,279	303,809
PetroHawk Energy Corp. (a)	9,412	128,944
Petroleum Development Corp. (a)	3,588	162,752
Petroquest Energy Inc. (a)	5,603	56,534
Pioneer Drilling Co. (a)	3,155	51,837
Plug Power Inc. (a)	10,099	50,495
Remington Oil & Gas Corp. (a)	4,978	215,149
RPC Inc.	7,147	163,309
SEACOR Holdings Inc. (a)	3,609	285,833
St. Mary Land & Exploration Co.	12,009	490,327
Stone Energy Corp. (a)	4,962	218,973
Superior Energy Services Inc. (a)	14,873	398,448

Swift Energy Co. (a)	6,110	228,881
Syntroleum Corp. (a)	7,549	62,430
Tetra Tech Inc. (a)	12,592	240,381
Todco (a)	9,216	363,203
Toreador Resources Corp. (a)	2,859	88,943
TransMontaigne Inc. (a)	7,032	68,984
Tri-Valley Corp. (a)	4,585	36,542
Universal Compression Holdings Inc. (a)	3,936	199,437
Veritas DGC Inc. (a)	7,216	327,534
W&T Offshore Inc.	2,288	92,229
W-H Energy Services Inc. (a)	5,801	258,087
Warren Resources Inc. (a)	3,300	49,170
Whiting Petroleum Corp. (a)	6,308	258,565

		15,378,207

TECHNOLOGY—14.48%
3Com Corp. (a)	68,757	352,036
3D Systems Corp. (a)	2,089	44,642
Actel Corp. (a)	6,191	98,685
Acxiom Corp.	17,296	446,929
Adaptec Inc. (a)	24,212	133,892
Adtran Inc.	12,338	323,009
Advanced Digital Information Corp. (a)	14,724	129,277
Aeroflex Inc. (a)	14,642	201,035
Agile Software Corp. (a)	11,074	84,495
Agilysys Inc.	6,388	96,203
Airspan Networks Inc. (a)	5,122	34,574
Altiris Inc. (a)	4,945	108,839
American Reprographics Co. (a)	1,381	47,907
American Science & Engineering Inc. (a)	1,628	152,055
AMICAS Inc. (a)	4,967	23,444
AMIS Holdings Inc. (a)	7,485	67,814
Amkor Technology Inc. (a)	18,833	162,717
Anaren Inc. (a)	5,020	97,739
Anixter International Inc. (a)	5,381	257,104
Ansoft Corp. (a)	1,347	56,156
Ansys Inc. (a)	6,835	370,115
Anteon International Corp. (a)	5,586	304,772
Applied Digital Solutions Inc. (a)	25,066	72,691
Applied Micro Circuits Corp. (a)	45,277	184,277
Arbinet-thexchange Inc. (a)	536	3,945
Ariba Inc. (a)	14,630	143,081
AsiaInfo Holdings Inc. (a)	7,157	35,785
Aspen Technology Inc. (a)	9,344	118,202
Atheros Communications (a)	5,664	148,340
Atmel Corp. (a)	67,147	316,934
Audible Inc. (a)	4,806	50,511
Avocent Corp. (a)	10,215	324,224
BearingPoint Inc. (a)	34,809	295,528
Bel Fuse Inc.	2,350	82,321
Bell Microproducts Inc. (a)	4,034	24,849
Benchmark Electronics Inc. (a)	7,936	304,346
Black Box Corp.	3,630	174,422
Blackbaud Inc.	928	19,664
Blackboard Inc. (a)	3,592	102,049
Blue Coat Systems Inc. (a)	2,429	52,806
Borland Software Corp. (a)	17,494	94,468
Bottomline Technologies Inc. (a)	2,095	28,764
Broadwing Corp. (a)	11,136	164,145
Brocade Communications Systems Inc. (a)	58,390	390,045
Catapult Communications Corp. (a)	1,590	21,147
Checkpoint Systems Inc. (a)	8,406	225,953
Ciber Inc. (a)	11,916	76,024
Ciena Corp. (a)	99,807	519,994
Cirrus Logic Inc. (a)	18,121	153,666
Click Commerce Inc. (a)	1,578	37,777
Coherent Inc. (a)	6,529	229,233
CommScope Inc. (a)	11,230	320,617
COMSYS IT Partners Inc. (a)	2,119	23,076
Comtech Telecommunications Corp. (a)	4,655	135,786
Concur Technologies Inc. (a)	5,656	104,806
Conexant Systems Inc. (a)	100,366	346,263
Covansys Corp. (a)	5,602	96,298
CSG Systems International Inc. (a)	10,931	254,255
Cubic Corp.	3,573	85,538
Cypress Semiconductor Corp. (a)	26,363	446,853
Daktronics Inc.	3,480	127,020
Dendrite International Inc. (a)	8,069	110,142
Digi International Inc. (a)	4,320	50,414
Digital Insight Corp. (a)	7,663	278,933
Digital River Inc. (a)	7,260	316,609
Digitas Inc. (a)	16,881	243,086
Diodes Inc. (a)	2,988	124,002
Ditech Communications Corp. (a)	6,645	69,440
Dot Hill Systems Corp. (a)	9,334	66,271
DRS Technologies Inc.	7,338	402,636
DSP Group Inc. (a)	6,214	180,268
Echelon Corp. (a)	6,800	64,192
eCollege.com Inc. (a)	3,810	71,780
EDO Corp.	3,549	109,487
Electronics for Imaging Inc. (a)	11,601	324,480
Emageon Inc. (a)	2,044	34,728
Emulex Corp. (a)	17,312	295,862
Endwave Corp. (a)	1,358	19,949
Entrust Inc. (a)	13,243	59,594
Epicor Software Corp. (a)	10,426	140,021
EPIQ Systems Inc. (a)	2,947	55,993
Equinix Inc. (a)	3,075	197,477
eSpeed Inc. (a)	5,972	47,597
Essex Corp. (a)	3,488	76,806
Exar Corp. (a)	9,648	137,773
Excel Technology Inc. (a)	2,261	66,632
Extreme Networks Inc. (a)	23,871	119,832

Fairchild Semiconductor International Inc. (a)	23,901	455,792
FalconStor Software Inc. (a)	7,660	72,387
Fargo Electronics Inc. (a)	2,175	36,779
FileNet Corp. (a)	8,575	231,697
Finisar Corp. (a)	46,968	232,492
Formfactor Inc. (a)	7,056	277,442
Foundry Networks Inc. (a)	24,107	437,783
Gartner Inc. (a)	13,623	190,041
Gateway Inc. (a)	49,425	108,241
Genesis Microchip Inc. (a)	7,324	124,801
Glenayre Technologies Inc. (a)	7,551	39,643
Harmonic Inc. (a)	16,117	102,665
Herley Industries Inc. (a)	2,500	52,200
Hutchinson Technology Inc. (a)	5,357	161,621
Hypercom Corp. (a)	10,454	97,222
Identix Inc.	19,280	153,469
iGate Corp. (a)	4,500	26,550
II-VI Inc. (a)	5,190	93,887
Imation Corp.	6,231	267,372
Infocrossing Inc. (a)	4,006	48,272
Informatica Corp. (a)	19,047	296,181
Innovative Solutions & Support Inc. (a)	2,682	34,866
InPhonic Inc. (a)	2,773	19,383
Integral Systems Inc.	650	17,544
Integrated Device Technology Inc. (a)	40,704	604,861
Integrated Silicon Solution Inc. (a)	8,201	54,455
Inter-Tel Inc.	4,842	103,812
Intergraph Corp. (a)	5,508	229,463
Intermagnetics General Corp. (a)	9,559	239,453
Intermec Inc. (a)	10,346	315,656
International DisplayWorks Inc. (a)	5,150	33,733
Internet Capital Group Inc. (a)	10,730	101,077
Internet Security Systems Inc. (a)	8,352	200,281
Intervideo Inc. (a)	1,686	18,310
InterVoice Inc. (a)	8,226	70,826
Interwoven Inc. (a)	9,466	85,099
Ionatron Inc. (a)	3,556	48,042
Ixia (a)	7,411	105,681
IXYS Corp. (a)	5,453	50,277
j2 Global Communications Inc. (a)	4,662	219,114
Jack Henry & Associates Inc.	13,160	300,969
JDA Software Group Inc. (a)	6,519	94,134
Jupitermedia Corp. (a)	3,630	65,267
Kanbay International Inc. (a)	4,505	68,746
Keane Inc. (a)	10,923	172,037
Kemet Corp. (a)	19,185	181,682
Keynote Systems Inc. (a)	5,280	60,403
Komag Inc. (a)	6,237	296,881
Kopin Corp. (a)	14,780	74,048
Kronos Inc. (a)	6,774	253,280
LaBarge Inc. (a)	1,285	19,211
Lattice Semiconductor Corp. (a)	26,509	176,550
Lawson Software Inc. (a)	11,540	88,512
Leadis Technology Inc. (a)	3,252	18,471
LeCroy Corp. (a)	1,839	28,780
Lexar Media Inc. (a)	15,729	134,955
Lionbridge Technologies Inc. (a)	9,822	77,692
Macrovision Corp. (a)	10,561	233,926
Magma Design Automation Inc. (a)	6,186	53,509
Manhattan Associates Inc. (a)	6,403	140,866
ManTech International Corp. (a)	3,812	126,635
Mapinfo Corp. (a)	4,393	61,590
MatrixOne Inc. (a)	10,050	71,958
Maxtor Corp. (a)	47,883	457,762
McDATA Corp. (a)	26,983	124,661
Mentor Graphics Corp. (a)	17,540	193,817
Mercury Computer Systems Inc. (a)	4,775	77,355
Merge Technologies Inc. (a)	3,198	51,072
Methode Electronics Inc.	7,655	83,363
Micrel Inc. (a)	14,305	212,000
Micros Systems Inc. (a)	7,882	363,124
Microsemi Corp. (a)	12,873	374,733
MicroStrategy Inc. (a)	2,989	314,712
Microtune Inc. (a)	10,783	56,287
MIPS Technologies Inc. (a)	8,453	63,059
Mobility Electronics Inc. (a)	5,610	46,731
Monolithic Power Systems Inc. (a)	1,766	32,918
Motive Inc. (a)	2,941	11,470
MRO Software Inc. (a)	4,523	72,187
MRV Communications Inc. (a)	25,245	103,505
MTS Systems Corp.	4,421	184,930
Multi-Fineline Electronix Inc. (a)	1,363	79,722
Ness Technologies Inc. (a)	2,298	28,932
Netgear Inc. (a)	6,388	121,436
NetIQ Corp. (a)	12,539	139,810
Netlogic Microsystems Inc. (a)	2,605	107,352
NetScout Systems Inc. (a)	3,820	34,762
Newport Corp. (a)	9,538	179,887
Novatel Wireless Inc. (a)	5,192	46,468
Nuance Communications Inc. (a)	19,659	232,173
Omnivision Technologies Inc. (a)	12,302	371,520
ON Semiconductor Corp. (a)	27,697	201,080
Online Resources Corp. (a)	2,933	38,129
Open Solutions Inc. (a)	3,804	103,887
Openwave Systems Inc. (a)	14,760	318,521
Oplink Communications Inc. (a)	4,561	79,088
Opsware Inc. (a)	12,308	105,480
Optical Communication Products Inc. (a)	5,452	16,792
OSI Systems Inc. (a)	3,260	68,884
Packeteer Inc. (a)	7,597	88,125
Palm Inc. (a)	17,370	402,289
PAR Technology Corp. (a)	1,275	22,619
Parametric Technology Corp. (a)	23,798	388,621
Park Electrochemical Corp.	4,627	136,497
PDF Solutions Inc. (a)	3,353	63,439

Pegasystems Inc. (a)	1,660	13,546
Pericom Semiconductor Corp. (a)	4,853	47,851
Perot Systems Corp. (a)	16,874	262,559
Phoenix Technologies Ltd. (a)	2,088	14,157
Pixelworks Inc. (a)	8,909	44,278
Plexus Corp. (a)	9,724	365,331
PLX Technology Inc. (a)	4,846	60,817
PMC-Sierra Inc. (a)	33,787	415,242
Polycom Inc. (a)	18,526	401,644
PortalPlayer Inc. (a)	3,146	69,936
Power Integrations Inc. (a)	6,626	164,192
Progress Software Corp. (a)	7,348	213,753
QAD Inc.	2,688	20,106
Quantum Corp. (a)	35,709	133,552
Quest Software Inc. (a)	11,635	194,305
Rackable Systems Inc. (a)	367	19,396
Radiant Systems Inc. (a)	3,598	48,645
Radisys Corp. (a)	4,488	89,087
Rambus Inc. (a)	19,222	756,194
RealNetworks Inc. (a)	24,155	199,279
Redback Networks Inc. (a)	9,645	209,200
RF Micro Devices Inc. (a)	41,239	356,717
RightNow Technologies Inc. (a)	1,631	25,884
Rimage Corp. (a)	1,598	36,083
Rogers Corp. (a)	3,490	190,135
RSA Security Inc. (a)	15,250	273,585
S1 Corp. (a)	17,187	86,622
SafeNet Inc. (a)	5,455	144,448
Sapient Corp. (a)	18,229	139,087
Scansource Inc. (a)	2,816	170,115
SeaChange International Inc. (a)	5,729	44,514
Secure Computing Corp. (a)	9,933	114,627
Semtech Corp. (a)	13,851	247,794
SI International Inc. (a)	2,168	76,205
Sigmatel Inc. (a)	6,900	60,306
Silicon Image Inc. (a)	17,024	175,517
Silicon Laboratories Inc. (a)	8,774	482,131
Silicon Storage Technology Inc. (a)	19,095	83,636
SiRF Technology Holdings Inc. (a)	6,981	247,197
Skyworks Solutions Inc. (a)	33,221	225,571
SonicWALL Inc. (a)	12,457	88,320
Sonus Networks Inc. (a)	47,667	261,215
SPSS Inc. (a)	3,328	105,364
Standard Microsystems Corp. (a)	4,526	117,585
Stellent Inc. (a)	4,586	54,390
Stratasys Inc. (a)	2,083	61,407
Supertex Inc. (a)	2,250	84,645
SupportSoft Inc. (a)	8,299	36,765
Sycamore Networks Inc. (a)	38,016	178,675
Sykes Enterprises Inc. (a)	5,288	74,984
Synaptics Inc. (a)	5,239	115,206
Syniverse Holdings Inc. (a)	3,334	52,677
SYNNEX Corp. (a)	1,565	29,046
Syntel Inc.	1,389	26,280
Sypris Solutions Inc.	1,100	10,373
Talx Corp.	6,649	189,364
Tekelec (a)	12,096	167,288
Telkonet Inc. (a)	5,308	22,559
Terremark Worldwide Inc. (a)	8,681	73,789
Tessera Technologies Inc. (a)	8,978	288,014
TIBCO Software Inc. (a)	40,757	340,729
Transaction Systems Architects Inc. (a)	8,146	254,237
TranSwitch Corp. (a)	9,415	24,479
Trident Microsystems Inc. (a)	10,838	314,952
Triquint Semiconductor Inc. (a)	30,310	149,125
TriZetto Group Inc. (a)	7,942	139,700
TTM Technologies Inc. (a)	9,371	135,786
Tyler Technologies Inc. (a)	9,374	103,114
Ulticom Inc. (a)	2,460	26,445
Ultimate Software Group Inc. (a)	4,267	110,302
Universal Display Corp. (a)	4,950	71,181
UTStarcom Inc. (a)	17,595	110,673
Varian Inc. (a)	6,743	277,677
VASCO Data Security International Inc. (a)	5,715	46,749
VeriFone Holdings Inc. (a)	4,212	127,581
Verint Systems Inc. (a)	2,781	98,364
ViaSat Inc. (a)	5,029	144,081
Vignette Corp. (a)	7,075	104,356
Virage Logic Corp. (a)	1,722	18,580
Vitesse Semiconductor Corp. (a)	48,173	172,459
Volterra Semiconductor Corp. (a)	3,764	71,855
WebEx Communications Inc. (a)	7,036	236,902
webMethods Inc. (a)	11,142	93,816
Websense Inc. (a)	9,956	274,586
Westell Technologies Inc. (a)	11,015	44,831
Wind River Systems Inc. (a)	15,279	190,224
Witness Systems Inc. (a)	5,281	134,137
WorldSpace Inc. (a)	564	4,258
Zhone Technologies Inc. (a)	8,644	23,166
Zoran Corp. (a)	9,600	210,048

		41,666,500

TELECOMMUNICATIONS—1.14%
Alaska Communications Systems Group Inc.	1,416	17,176
Centennial Communications Corp. (a)	3,662	26,842
Cincinnati Bell Inc. (a)	54,384	245,816
Commonwealth Telephone Enterprises Inc.	4,733	163,052
CT Communications Inc.	3,973	53,993
Dobson Communications Corp. (a)	26,123	209,506
FairPoint Communications Inc.	6,126	84,661
General Communication Inc. Class A (a)	9,349	113,029
GlobeTel Communications Corp. (a)	5,952	14,820

Golden Telecom Inc.	4,180	125,609
IDT Corp. Class B (a)	10,343	114,497
Intrado Inc. (a)	4,152	107,869
Iowa Telecommunications Service Inc.	4,782	91,241
Level 3 Communications Inc. (a)	149,203	772,872
North Pittsburgh Systems Inc.	3,186	74,361
Premiere Global Services Inc. (a)	13,363	107,572
Price Communications Corp. (a)	10,310	182,384
RCN Corp. (a)	4,567	118,285
Shenandoah Telecommunications Co.	1,600	71,984
SureWest Communications	3,514	84,758
Talk America Holdings Inc. (a)	6,624	56,503
Time Warner Telecom Inc. (a)	11,781	211,469
USA Mobility Inc. (a)	5,606	159,659
Valor Communications Group Inc.	5,703	75,052

		3,283,010

UTILITIES & ENERGY—2.51%
Allete Inc.	4,879	227,361
American States Water Co.	3,874	144,733
Aquila Inc. (a)	68,566	273,578
Atlas America Inc. (a)	3,726	178,140
Avista Corp.	11,156	230,371
Black Hills Corp.	6,753	229,602
California Water Service Group	4,151	187,003
Cascade Natural Gas Corp.	2,786	54,884
Central Vermont Public Service Corp.	3,400	72,114
CH Energy Group Inc.	3,726	178,848
Cleco Corp.	11,167	249,359
Connecticut Water Services Inc.	1,625	42,608
Consolidated Communications Holdings Inc.	1,695	27,578
Crosstex Energy Inc.	1,401	108,507
Duquesne Light Holdings Inc.	16,562	273,273
El Paso Electric Co. (a)	10,936	208,221
Empire District Electric Co.	6,968	154,829
EnergySouth Inc.	1,800	57,258
Idacorp Inc.	8,550	278,046
ITC Holdings Corp.	482	12,653
KFX Inc. (a)	11,531	209,864
Laclede Group Inc.	4,929	169,656
MGE Energy Inc.	3,692	122,501
Middlesex Water Co.	2,736	51,820
Neustar Inc. Class A (a)	3,194	99,014
New Jersey Resources Corp.	4,914	222,359
Nicor Inc.	6,739	266,595
Northwest Natural Gas Co.	5,152	182,845
NorthWestern Corp.	6,253	194,718
Ormat Technologies Inc.	747	28,461
Otter Tail Corp.	6,139	176,128
Peoples Energy Corp.	6,294	224,318
Pike Electric Corp. (a)	1,239	26,031

	Shares or principal amount	Value
Sierra Pacific Resources (a)	26,025	$359,405
SJW Corp.	3,882	104,232
South Jersey Industries Inc.	7,100	193,617
Southwest Gas Corp.	7,714	215,606
Southwest Water Co.	3,084	49,159
Tetra Technologies Inc. (a)	7,585	356,798
Ubiquitel Inc. (a)	14,748	148,955
UIL Holdings Corp.	3,270	171,185
Unisource Energy Corp.	7,134	217,587
WGL Holdings Inc.	8,453	257,140

		7,236,960

TOTAL COMMON STOCKS (cost $200,742,431)		272,196,346

SHORT-TERM INVESTMENTS — 5.08%
U.S. Treasury Bills,
4.485%, 06/01/2006 (b)	$14,711,000	14,603,374

TOTAL SHORT-TERM INVESTMENTS (cost $14,598,826)		14,603,374

TOTAL INVESTMENTS — 99.67% (cost $215,341,257)		286,799,720

Other Assets, Net of Liabilities — 0.33%		950,159

NET ASSETS — 100.00%		$287,749,879

(a)	Non-income producing security.

(b)	At March 31, 2006, this security has been pledged to cover, in whole or in part, initial margin requirements for open futures contracts.

See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY INDEX FUND

Schedule of Investments

March 31, 2006 (Unaudited)

	Shares	Value
Common Stocks—98.78%

Australia—5.01%
Alinta Ltd.	6,531	$51,384
Alumina Ltd.	33,907	180,034
Amcor Ltd.	25,724	136,401
AMP Ltd.	52,913	329,100
Ansell Ltd.	5,217	43,364
APN News & Media Ltd.	7,974	27,026
Aristocrat Leisure Ltd.	8,867	87,553
Australia & New Zealand Banking Group Ltd.	51,776	983,152
Australian Gas & Light Co.	12,931	171,694
Australian Stock Exchange	2,887	67,646
Axa Asia Pacific Holdings	22,409	93,132
Babcock & Brown Ltd.	4,546	60,263
BHP Billiton Ltd.	101,676	2,039,966
Billabong International Ltd.	3,204	34,897
Bluescope Steel	21,227	109,209
Boral Ltd.	17,910	114,474
Brambles Industries Ltd.	27,608	212,662
Caltex Australian Ltd.	4,281	58,897
Centro Properties Group	22,727	105,364
CFS Gandel Retail Trust	35,700	49,883
Challenger Financial Service	13,847	34,727
Coca-Cola Amatil Ltd.	14,114	73,120
Cochlear Ltd.	1,423	54,184
Coles Myer Ltd.	33,231	254,785
Commonwealth Bank of Australia	36,132	1,172,834
Commonwealth Property Office	35,774	35,375
Computershare Ltd.	10,709	56,477
CSL Ltd.	5,621	220,317
CSR Ltd.	27,982	89,425
DB Reef Trust	71,145	74,939
DCA Group Ltd.	9,310	24,483
Downer Edi Ltd.	7,006	44,529
Foster’s Group Ltd.	59,741	227,307
Futuris Corp. Ltd.	14,491	23,467
GPT Group	51,684	152,951
Harvey Norman Holdings Ltd.	13,901	37,652
Iluka Resources Ltd.	6,645	37,330
ING Industrial Fund	20,392	33,023
Insurance Australia Group Ltd.	45,834	179,648
Investa Property Group	40,599	62,837
James Hardie Industries Ltd.	14,248	96,785
John Fairfax Holdings Ltd.	26,931	77,383
Leighton Holdings Ltd.	4,775	60,732
Lend Lease Corp. Ltd.	10,206	101,213
Lion Nathan Ltd.	7,514	43,665
Macquarie Airports	17,111	41,319
Macquarie Bank Ltd.	6,368	295,134
Macquarie Communications Infrastructure Group	7,433	31,158
Macquarie Goodman Group	31,994	114,168
Macquarie Infrastructure Grp.	65,096	177,716
Macquarie Office Trust	44,275	43,622
Mayne Pharma Ltd. (a)	18,392	39,009
Mirvac Group	24,096	73,380
Multiplex Group	20,140	44,304
National Australia Bank Ltd.	44,503	1,202,201
Newcrest Mining Ltd.	9,618	161,130
Onesteel Ltd.	18,539	54,731
Orica Ltd.	9,036	150,149
Origin Energy Ltd.	21,858	114,648
Pacific Brands Ltd.	15,740	26,956
Paperlinx Ltd.	12,720	34,362
Patrick Corp. Ltd.	17,548	101,347
Perpetual Trustees Australia	1,149	55,985
Publishing & Broadcasting	3,610	44,751
Qantas Airways Ltd.	25,282	64,130
QBE Insurance Group Ltd.	22,151	347,286
Rinker Group Ltd.	27,902	396,865
Rio Tinto Ltd.	8,044	454,486
Santos Ltd.	17,611	143,606
SFE Corp. Ltd.	4,380	51,189
Sonic Healthcare Ltd.	6,818	76,701
Stockland	36,676	176,603
Suncorp-Metway Ltd.	15,327	213,501
Symbion Health Ltd.	18,392	45,335
Tabcorp Holding Ltd.	15,578	172,683
Telstra Corp. Ltd.	61,063	163,642
Toll Holdings Ltd.	7,541	70,786
Transurban Group	22,782	110,027
Unitab Ltd.	2,943	32,054
Wesfarmers Ltd.	10,678	266,878
Westfield Group	41,649	510,325
Westpac Banking Corp.	51,627	881,181
Woodside Petroleum Ltd.	13,254	431,930
Woolworths Ltd.	31,904	430,469

		16,071,036

AUSTRIA—0.50%
Andritz AG	285	41,523
Boehler-Uddeholm	249	51,313
Erste Bank Der Oester Spark	4,735	279,297
Flughafen Wien AG	288	22,563
Immofinaz Immobillien Anlagen AG (a)	8,821	91,531
Mayr-Melnhof Karton AG	179	32,005
Meinl European Land Ltd. (a)	2,551	47,931
Oest Elektrizatswirts AG Class A	218	96,983
OMV AG	4,698	314,359
Raiffeisen International Bank Holding (a)	1,524	130,057
RHI AG (a)	568	18,466
Telekom Austria AG	10,038	236,669
VoestAlpine AG	564	78,938
Wiener Staedtische Allgemeine Versicherung AG	1,135	70,168

Wienerberger AG	1,780	89,545

		1,601,348

BELGIUM—1.16%
Agfa Gevaert NV	2,844	54,195
Barco NV	307	26,218
Bekaert NV	405	41,730
Belgacom SA	4,716	150,865
Cofinimmo	134	22,335
Colruyt SA	497	74,464
Compagnie Maritime Belge SA	530	15,875
D’Ieteren NV	84	25,140
Delhaize Group	1,993	143,022
Dexia	16,262	420,671
Euronav SA	636	17,239
Fortis	33,200	1,186,424
Groupe Bruxelles Lambert SA	2,000	222,560
InBev NV	5,187	243,333
KBC Groupe	5,154	553,544
Mobistar SA	836	60,703
Omega Pharma SA	599	36,705
Solvay SA	1,855	214,294
UCB SA	2,455	120,824
Umicore	655	90,753

		3,720,894

DENMARK—0.67%
A P Moller-Maersk A/S	35	300,249
Bang & Olufsen Class B	395	45,671
Carlsberg A/S Class B	899	58,606
Coloplast Class B	708	53,216
Dampskibsselskabet Torm A/S	450	20,944
Danisco A/S	1,515	122,594
Danske Bank	12,440	460,961
DSV De Sammenslut Vogn Class B	580	77,126
FLSmidth & Co. A/S	578	23,152
GN Store Nord	6,110	84,221
H. Lundbeck AS	1,542	33,758
NKT Holding A/S	538	34,026
Novo Nordisk A/S	6,860	426,070
Novozymes AS Class B	1,549	104,873
Ostasiatiske Kompagni	700	28,719
Topdanmark A/S (a)	648	81,124
Trygvesta AS	500	29,230
Vestas Wind Systems A/S (a)	4,621	115,028
William DeMant Holding (a)	774	51,210

		2,150,778

FINLAND—1.50%
Amer Group	2,082	42,501
Cargotec Corp.	1,028	42,120
Elisa Corp. Class A	4,113	81,667
Fortum OYJ	11,468	289,429
KCI Konecranes OYJ	1,388	23,892
Kesko OYJ	1,987	62,023
Kone Corp. OYJ Class B	2,056	84,663
Metso OYJ	3,363	129,841
Neste Oil OYJ	3,731	128,310
Nokia OYJ	119,343	2,470,922
Nokian Renkaat OYJ	2,750	48,503
OKO Bank	3,700	60,011
Orion-Yhtyma Class B	2,045	49,306
Outokumpo OYJ	2,996	60,541
Rautaruukki OYJ	2,051	75,780
Sampo Insurance Co.	11,201	235,847
Stora Enso OYJ R Shares	17,926	275,970
Tietoenator Corp. OYJ	2,312	90,356
UPM-Kymmene OYJ	14,893	352,039
Uponor OYJ	1,644	43,006
Wartsila OYJ Class B	1,724	63,949
YIT OYJ	3,038	82,418

		4,793,094

FRANCE—9.64%
Accor SA	5,735	330,705
Air France	3,523	82,977
Air Liquide	3,124	650,592
Alcatel SA (a)	35,155	544,192
Alstom (a)	3,161	265,158
Arcelor	14,287	563,377
Atos Origin (a)	1,835	136,021
Autoroutes Du Sud De La France	1,684	104,109
AXA Co.	42,679	1,498,260
BIC SA	856	57,485
BNP Paribas	21,376	1,986,154
BNP Paribas New (a)	2,138	191,878
Bouygues	5,791	307,820
Business Objects SA (a)	1,980	72,293
Cap Gemini (a)	3,630	197,837
Carrefour SA	15,987	850,757
Casino Guichard Perrachon	1,079	75,470
CNP Assurances	1,017	102,570
Compagnie De Saint-Gobain	8,863	619,376
Credit Agricole SA	16,764	652,518
Dassault Systemes SA	1,552	88,780
Essilor International	2,805	250,256
Euronext	2,404	198,307
European Aeronautic Defense	6,989	294,574
France Telecom SA	48,097	1,082,107
Gaz de France	5,138	185,852
Gecina SA	265	35,175
Groupe Danone	6,812	834,834
Hermes International SCA	538	136,041
Imerys SA	948	79,867

Klepierre	660	82,325
L’Oreal	8,688	765,647
Lafarge SA	4,852	549,929
Lagardere SCA	3,419	267,114
LVMH Moet Hennessy Louis Vuitton SA	7,041	690,490
Michelin Class B	4,088	256,941
Neopost SA	836	90,902
Pagesjuanes	3,355	94,271
Pernod-Ricard	2,000	383,298
Peugeot SA	4,506	284,033
PPR SA	1,952	235,793
Publicis Groupe SA	3,766	146,998
Renault SA	5,351	569,189
Safran SA	4,878	123,702
Sanofi-Aventis	29,807	2,836,366
Schneider Electric SA	6,491	701,074
SCOR SA	22,903	58,302
Societe des Autoroutes Paris	981	72,658
Societe Generale Class A	9,942	1,495,615
Societe Television Francaise 1	3,413	103,431
Sodexho Alliance	2,848	135,332
STMicroelectronics NV	18,089	334,613
Suez SA	28,334	1,116,947
Suez-Lyonnaise Strips (a)	3,108	38
Technip-Coflexip SA	2,518	170,472
Thales SA	2,198	97,757
Thomson SA	7,396	146,047
Total SA	15,656	4,131,555
Unibail	1,216	219,631
Valeo	1,942	81,240
Veolia Environnement	9,605	533,607
Vinci SA	4,606	454,209
Vinci SA Rights (a)	4,606	9,883
Vivendi Universal SA	32,254	1,108,046
Zodiac SA	1,102	71,534

		30,894,331

GERMANY—6.81%
Adidas-Salomon AG	1,354	267,847
Allianz AG	10,833	1,809,294
Altana AG	1,971	122,186
BASF AG	15,367	1,205,224
Bayer AG	18,583	744,720
Beiersdorf AG	461	66,500
Celesio AG	1,090	103,180
Commerzbank AG	16,304	649,831
Continental AG	3,712	408,797
DaimlerChrysler AG	25,924	1,489,549
Depfa Bank PLC	9,853	175,574
Deutsche Bank AG	13,891	1,587,045
Deutsche Boerse AG	3,016	435,063
Deutsche Lufthansa	6,549	117,255
Deutsche Post AG	19,813	496,918
Deutsche Postbank AG	1,474	106,993
Deutsche Telekom AG	77,305	1,304,431
Douglas Holding AG	1,264	59,542
E.On AG	17,745	1,953,368
Epcos AG (a)	1,433	19,004
Fresenius Medical Care	1,875	224,106
Heidelberger Druckmaschinen	1,280	56,479
Hochtief AG	1,855	104,966
Hypo Real Estate Holding	3,803	260,787
Infineon Technologies AG (a)	17,716	182,755
IVG Immobilien AG	2,160	64,961
Karstadtquelle AG (a)	1,592	37,458
Linde AG	2,393	207,842
MAN AG	4,023	279,287
Merck KGaA	1,303	123,880
Metro AG	4,208	215,821
MLP AG	1,705	41,687
Muenchener Rueckvers AG	5,489	778,491
Premiere AG (a)	1,080	19,179
Puma AG	334	126,507
Qiagen NV (a)	4,066	60,131
RWE AG	11,874	1,033,753
SAP AG	6,277	1,362,083
Schering AG	4,655	484,095
Siemens AG	22,852	2,134,100
Suedzucker AG	1,682	43,531
ThyssenKrupp AG	10,043	290,109
TUI AG (a)	6,201	121,773
Volkswagen AG	5,008	378,265
Wincor Nixdorf AG	523	65,934

		21,820,301

GREECE—0.64%
Alpha Bank AE	8,064	297,948
Bank of Piraeus	4,578	138,736
Coca-Cola Hellenic Bottling	2,970	92,310
Cosmote Mobile Telecommunication	3,740	86,592
Duty Free Shops	860	16,742
EFG Eurobank Ergasias	5,610	216,118
Emporiki Bank of Greece (a)	2,440	81,634
Folli-Follie SA	400	11,453
Germanos SA	1,340	28,459
Greek Org of Football Prognostics SA	6,110	233,602
Hellenic Exchanges SA	1,570	24,741
Hellenic Petroleum SA	3,019	43,110
Hellenic Technodomiki Tev SA	3,096	26,721
Hellenic Telecommunications Org. (a)	7,839	174,845
Hyatt Regency SA	925	12,581
Intracom SA	2,430	17,497
National Bank of Greece	7,508	353,126
Public Power Corp.	3,059	71,938
Technical Olympic SA	2,490	15,092
Titan Cement Co. SA	1,870	89,313

Viohalco	2,850	28,744

		2,061,302

HONG KONG—1.59%
ASM Pacific Technology	6,000	35,801
Bank of East Asia Ltd.	37,405	135,216
BOC Hong Kong Holdings Ltd.	105,000	211,096
Cathay Pacific Airways Ltd.	30,000	52,581
Cheung Kong Holdings Ltd.	43,000	455,796
Cheung Kong Infrastructure	12,000	38,121
CLP Holdings Ltd.	51,283	299,390
Espirit Holdings Ltd.	26,500	206,276
Giordano International Ltd.	44,000	24,383
Hang Lung Properties Ltd.	52,000	98,847
Hang Seng Bank Ltd.	21,774	280,471
Henderson Land Development Co. Ltd.	21,000	116,373
Hong Kong & China Gas Co. Ltd.	106,534	257,428
Hong Kong Electric	40,000	188,156
Hong Kong Exchange & Clearing	30,000	180,940
Hopewell Holdings	16,000	46,395
Hutchison Telecommunications International Ltd. (a)	38,000	64,888
Hutchison Whampoa Ltd.	61,210	561,259
Hysan Development Co.	17,000	48,418
Johnson Electric Holdings	44,716	41,780
Kerry Properties Ltd.	16,000	58,561
Kingboard Chemicals Holdings Co. Ltd.	16,000	48,354
Li & Fung Ltd.	46,000	103,744
Link REIT (a)	60,000	129,905
MTR Corp.	36,000	81,191
New World Development	70,800	124,090
Orient Overseas International Ltd.	6,600	22,327
PCCW Ltd.	106,000	68,986
SCMP Group Ltd.	36,000	12,875
Shangri-La Asia Ltd.	32,271	52,194
Sino Land Co.	42,000	60,352
SmarTone Telecommunications Holdings Ltd.	5,000	5,477
Solomon Systech International Ltd.	46,000	22,231
Sun Hung Kai Properties Ltd.	38,000	385,901
Swire Pacific Ltd. Class A	27,000	264,276
Techtronic Industries	27,500	49,439
Television Broadcasts Ltd.	8,000	45,364
Texwinca Holdings Ltd.	18,000	13,802
Wharf Holdings Ltd.	35,114	128,971
Wing Hang Bank Ltd.	4,000	33,585
Yue Yuen Industrial Holdings	13,500	39,755

		5,094,995

IRELAND—0.81%
Allied Irish Bank PLC	24,660	588,889
Bank of Ireland	27,794	517,171
C&C Group PLC	6,344	43,065
CRH PLC	15,048	525,346
DCC PLC	2,156	50,179
Eircom Group PLC	22,787	58,836
Elan Corp. PLC (a)	11,939	172,222
Fyffes PLC	8,271	22,258
Grafton Group PLC (a)	6,064	79,609
Greencore Group PLC	2,794	13,040
IAWS Group PLC	2,390	41,458
Independent News & Media PLC	16,318	52,814
Irish Life & Permanent PLC	7,589	182,148
Kerry Group PLC Class A	3,805	91,418
Kingspan Group PLC	3,636	55,535
Paddy Power PLC	863	13,809
Ryanair Holdings PLC (a)	9,352	88,765

		2,596,562

ITALY—3.72%
Alleanza Assicurazioni	12,056	143,366
Arnoldo Mondadori Editore	3,562	34,953
Assicurazione Generali Itl	27,150	1,022,881
Autogrill SpA	3,779	56,070
Autostrade SpA	8,046	199,066
Banca Fideuram SpA	9,185	52,803
Banca Intesa	26,794	151,680
Banca Intesa SpA	108,132	646,213
Banca Monte Dei Paschi Siena SpA	32,096	180,722
Banca Nazionale del Lavoro SpA (a)	30,245	107,056
Banca Popolare Di Verona SpA	10,569	279,808
Banche Popolari Unite SCRL	9,845	238,802
Banco Popolare di Milano SCRL	11,081	130,831
Benetton Group	1,758	26,254
Bulgari SpA	3,409	41,035
Capitalia SpA	48,740	405,310
Enel SpA	120,166	1,016,743
ENI SpA	74,165	2,110,918
Fiat SpA (a)	14,279	180,014
Finmeccanica SpA	8,476	192,546
Gruppo Editoriale L’Espresso	5,499	28,847
Italcementi SpA	2,020	48,410
Lottomatica SpA (a)	724	30,717
Luxottica Group SpA	3,880	106,860
Mediaset SpA	23,518	277,103
Mediobanca SpA	13,878	297,766
Mediolanum SpA	7,055	55,973
Pirelli & Co. SpA	76,738	73,208
SanPaolo IMI SpA	31,335	561,028
Seat Pagine Gaille (a)	118,660	56,745
Snam Rete Gas	26,949	119,155
Telecom Italia Media SpA (a)	38,241	20,651
Telecom Italia RNC SpA	166,220	442,778
Telecom Italia SpA	303,681	886,254

Terna SpA	34,180	89,910
Tiscali SpA (a)	7,820	25,523
UniCredito Italiano SpA	220,340	1,593,229

		11,931,228

JAPAN—25.14%
77 Bank Ltd.	10,000	77,051
Acom Co. Ltd.	2,080	122,098
Aderans Co. Ltd.	900	26,454
Advantest Corp.	2,090	249,099
Aeon Co. Ltd.	18,100	438,988
Aeon Credit Service Co. Ltd.	2,400	72,582
Aiful Corp.	1,800	119,118
Aisin Seiki Co. Ltd.	5,200	202,319
Ajinomoto Co. Inc.	17,000	181,532
Alfresa Holdings Corp.	600	36,444
All Nippon Airways Co. Ltd.	13,000	47,377
Alps Electric Co. Ltd.	5,000	80,576
Amada Co. Ltd.	10,000	109,077
Amano Corp.	2,000	34,830
Anritsu Corp.	2,000	12,573
Aoyama Trading Co. Ltd.	1,600	52,873
Ariake Japan Co. Ltd.	440	13,120
Asahi Breweries Ltd.	11,100	157,474
Asahi Glass Co. Ltd.	28,000	418,400
Asahi Kasei Corp.	35,000	249,458
Asatsu DK Inc.	800	27,932
Astellas Pharma Inc.	15,451	586,722
Autobacs Seven Co. Ltd.	600	29,920
Bank of Fukuoka Ltd.	15,000	126,534
Bank of Kyoto	6,000	72,378
Bank of Yokohama Ltd.	36,000	294,814
Benesse Corp.	1,900	67,791
Bridgestone Corp.	19,000	396,254
Canon Inc.	21,500	1,422,801
Canon Sales Co. Inc.	2,000	43,070
Casio Computer Co. Ltd.	6,200	110,343
Central Glass Co. Ltd.	6,000	34,762
Central Japan Railway Co.	44	433,590
Chiba Bank Ltd.	20,000	177,887
Chiyoda Corp.	4,000	93,106
Chubu Electric Power Co. Inc.	17,100	428,535
Chugai Pharmaceutical Co. Ltd.	7,500	136,028
Circle K Sunkus Co. Ltd.	1,100	26,632
Citizen Watch Co. Ltd.	9,300	87,774
Coca-Cola West Japan Co. Ltd.	1,200	28,493
Comsys Holdings Corp.	3,000	42,841
Credit Saison Co. Ltd.	4,400	243,333
CSK Corp.	1,900	94,423
Dai Nippon Printing Co. Ltd.	19,000	343,796
Daicel Chemical Industries	7,000	58,930
Daido Steel Co. Ltd.	10,000	101,516
Daiichi Sanyko Co. Ltd.	18,813	429,112
Daikin Industries Ltd.	6,400	223,999
Dainippon Ink & Chemical Inc.	18,000	66,975
Dainippon Screen Manufacturing Co. Ltd.	7,000	74,154
Daito Trust Construction Co. Ltd.	2,600	135,616
Daiwa House Industry Co. Ltd.	14,000	242,620
Daiwa Securities Group Inc.	36,000	482,895
Denki Kagaku Kogyo KK	14,000	62,558
Denso Corp.	15,200	600,433
Dentsu Inc.	49	177,743
Dowa Mining Co. Ltd.	8,000	95,485
E*Trade Securities Co. Ltd.	33	75,972
eAccess Ltd.	34	26,284
East Japan Railway Co.	100	740,772
Ebara Corp.	9,000	56,577
Eisai Co. Ltd.	7,200	313,775
Electric Power Development	4,680	148,294
Elpida Memory Inc. (a)	1,000	35,849
Familymart Co. Ltd.	1,900	59,559
Fanuc Ltd.	5,000	481,247
Fast Retailing	1,500	146,668
Fuji Electric Holdings Co. Ltd.	15,000	81,808
Fuji Photo Film Co. Ltd.	13,900	464,062
Fuji Soft ABC Inc.	800	23,786
Fuji Television Network Inc.	20	49,951
Fujikura Ltd.	9,000	101,916
Fujitsu Ltd.	50,000	421,781
Furukawa Electric Co. Ltd.	18,000	149,242
Glory Ltd.	1,600	34,660
Goodwill Group Inc.	36	33,641
Gunma Bank Ltd.	11,000	83,167
Gunze Ltd.	5,000	33,768
Hakuhodo DY Holdings Inc.	600	50,206
Hankyu Department Stores	3,000	27,753
Hikari Tsushin Inc.	600	41,745
Hino Motors Ltd.	6,000	37,718
Hirose Electric Co. Ltd.	900	126,534
Hitachi Cable Ltd.	4,000	22,699
Hitachi Capital Corp.	1,400	28,008
Hitachi Chemical Co. Ltd.	3,100	89,012
Hitachi Construction Machine	3,000	79,004
Hitachi Ltd.	92,000	651,030
Hitachi Sofware Engineering	800	14,815
Hokkaido Electric Power	5,300	113,686
Hokuhoku Financial Group Inc.	31,000	136,151
Honda Motor Co. Ltd.	22,400	1,387,215
House Foods Corp.	2,200	36,108
Hoya Corp.	12,400	500,361
Ibiden Co. Ltd.	3,800	192,074
Index Corp.	30	63,204
Inpex Corp. (b)	11	93,166
Isetan Co. Ltd.	5,000	108,950
Ishihara Sangyo Kaisha Ltd.	8,000	14,951

Ishikawajima-Harima Heavy Industries Co. Ltd.	35,000	110,903
Ito En Ltd.	1,600	56,000
Itochu Corp.	43,000	369,307
Itochu Techno-Science Corp.	900	35,476
JAFCO Co. Ltd. (a)	1,000	75,436
Japan Airlines Corp.	18,000	47,097
Japan Prime Investment Corp.	11	33,547
Japan Real Estate Investment	8	69,320
Japan Retail Fund Investment	7	54,708
Japan Tobacco Inc.	130	457,206
JFE Holdings Inc.	15,800	637,557
JGC Corp.	6,000	117,997
Joyo Bank Ltd.	21,000	148,070
JS Group Corp.	7,000	150,448
JSR Corp.	5,000	148,664
JTEKT Corp.	4,600	91,832
Kajima Corp.	25,000	156,097
Kaken Pharmaceutical Co. Ltd.	2,000	16,752
Kamigumi Co. Ltd.	7,000	55,779
Kaneka Corp.	8,000	95,893
Kansai Electric Power	21,700	482,058
Kansai Paint Co. Ltd.	7,000	64,163
Kao Corp.	15,000	395,022
Katokichi Co. Ltd.	2,700	18,464
Kawasaki Heavy Industries Ltd.	37,000	129,814
Kawasaki Kisen Kaisha Ltd.	14,000	82,657
KDDI Corp.	71	379,382
Keihin Electric Express Railway	12,000	98,373
Keio Electric Railway Co. Ltd.	15,000	99,010
Keisei Electric Co.	6,000	41,388
Keyence Corp.	968	251,631
Kikkoman Corp.	4,000	44,990
Kinden Corp.	4,000	36,257
Kintetsu Corp.	45,000	175,466
Kirin Brewery Co. Ltd.	22,000	299,401
Kobe Steel Ltd.	75,000	284,798
Kokuyo Co. Ltd.	2,100	31,683
Komatsu Ltd.	26,000	495,859
Komori Corp.	2,000	46,638
Konami Corp.	2,600	65,489
Konica Minolta Holdings Inc. (a)	13,000	165,875
Kose Corp.	880	33,192
Kubota Corp.	29,000	312,874
Kuraray Co. Ltd.	11,000	129,329
Kurita Water Industries Ltd.	3,000	64,223
Kyocera Corp.	4,600	407,187
Kyowa Hakko Kogyo Co. Ltd.	10,000	73,058
Kyushu Electric Power	11,400	257,121
Lawson Inc.	1,600	60,213
Leopalace21 Corp.	3,600	135,174
Mabuchi Motor Co. Ltd.	800	41,184
Makita Corp.	3,000	92,512
Marubeni Corp.	39,000	204,086
Marui Co. Ltd.	9,000	177,760
Matsui Securities Co. Ltd.	3,000	41,592
Matsumotokiyoshi Co. Ltd.	1,000	28,628
Matsushita Electric Industries	60,000	1,332,880
Matsushita Electric Works	9,114	109,401
Mediceo Paltac Holdings Co. Ltd.	4,300	69,551
Meiji Dairies Corp.	7,000	40,912
Meiji Seika Kaisha Ltd.	9,000	45,874
Meitec Corp.	1,000	32,876
Millea Holdings Inc.	43	851,123
Minebea Co. Ltd.	8,000	55,252
Mitsubishi Chemical Holdings Corp.	33,500	206,609
Mitsubishi Corp.	37,500	853,757
Mitsubishi Electric Corp.	54,000	458,276
Mitsubishi Estate Co. Ltd.	31,000	734,741
Mitsubishi Gas Chem Co.	11,000	134,189
Mitsubishi Heavy Industries Ltd.	86,000	409,124
Mitsubishi Logistics Corp.	3,000	47,963
Mitsubishi Materials Corp.	25,000	133,585
Mitsubishi Rayon Co. Ltd.	14,000	114,650
Mitsubishi UFJ Financial Group Inc.	240	3,669,881
Mitsubishi UFJ Securities Co. Ltd.	8,000	128,446
Mitsui & Co. Ltd.	42,000	607,263
Mitsui Chemicals Inc.	17,000	125,065
Mitsui Engineering & Shipbuilding	19,000	61,657
Mitsui Fudosan Co. Ltd.	22,000	505,543
Mitsui Mining & Smelting Co.	17,000	118,999
Mitsui OSK Lines Ltd.	31,000	209,625
Mitsui Sumitomo Insurance Co.	35,000	476,023
Mitsui Trust Holding Inc.	15,000	219,301
Mitsukoshi Ltd.	10,000	64,138
Mitsumi Electric Co. Ltd.	1,600	20,918
Mizuho Financial Group Inc.	274	2,241,533
Murata Manufacturing Co. Ltd.	6,000	406,235
Namco Bandai Holdings Inc.	6,000	82,165
NEC Corp.	53,000	372,348
NEC Electronics Corp.	1,000	40,692
Net One Systems Co. Ltd.	13	26,726
NGK Insulators Ltd.	8,000	117,504
NGK Spark Plug Co. Ltd.	5,000	116,595
NHK Spring Co. Ltd.	4,000	50,631
Nichii Gakkan Co.	550	12,755
Nichirei Corp.	8,000	38,806
Nidec Corp.	3,000	246,188
Nikko Cordial Corp.	23,500	389,288
Nikon Corp.	8,000	143,397
Nintendo Co. Ltd.	2,900	433,590
Nippon Building Fund Inc.	11	101,856
Nippon Electric Glass Co. Ltd.	5,000	124,453
Nippon Express Co. Ltd.	22,000	124,844
Nippon Kayaku Co. Ltd.	5,000	44,259
Nippon Light Metal Co. Ltd.	15,000	41,414

Nippon Meat Packers Inc.	5,000	52,372
Nippon Mining Holdings Inc.	22,500	189,802
Nippon Oil Corp.	37,000	290,116
Nippon Paper Group Inc.	25	108,100
Nippon Sheet Glass Co. Ltd.	10,000	55,728
Nippon Shokubai Co. Ltd.	3,000	35,654
Nippon Steel Corp.	177,000	685,656
Nippon Telegraph & Telephone Corp.	150	643,503
Nippon Yusen Kabushiki Kaish	30,000	183,239
Nishi-Nippon City Bank Ltd.	13,000	70,900
Nishimatsu Construction Co.	7,000	28,662
Nissan Chemical Industries	4,000	67,893
Nissan Motor Co. Ltd.	64,200	762,448
Nisshin Seifun Group Inc.	5,500	56,208
Nisshin Steel Co. Ltd.	26,000	90,116
Nisshinbo Industries Inc.	5,000	56,025
Nissin Food Products Co. Ltd.	2,600	80,398
Nitori Co. Ltd.	900	46,867
Nitto Denko Corp.	4,700	398,870
NOK Corp.	3,100	83,481
Nomura Holdings Inc.	50,900	1,135,051
Nomura Real Estate Office Fund Inc.	5	42,433
Nomura Research Institute	600	73,551
NSK Ltd.	13,000	112,866
NTN Corp.	12,000	95,111
NTT Data Corp.	35	168,288
NTT DoCoMo Inc.	485	716,901
NTT Urban Development Corp.	7	60,655
Obayashi Corp.	18,000	146,489
OBIC Co. Ltd.	200	42,170
Odakyu Electric Railway Co.	18,000	111,473
Oji Paper Co. Ltd.	23,000	141,460
Oki Electric Industries Co. Ltd.	16,000	51,106
Okumura Corp.	5,000	27,524
Olympus Corp.	7,000	205,751
Omron Corp.	6,000	172,281
Onward Kashiyama Co. Ltd.	4,000	70,679
Oracle Corp.	900	45,032
Oriental Land Co. Ltd.	1,400	81,230
Orix Corp.	2,340	728,548
Osaka Gas Co. Ltd.	57,000	207,246
Pioneer Corp.	4,400	71,094
Promise Co. Ltd.	2,500	151,213
QP Corp.	4,300	43,506
Rakuten Inc.	185	168,160
Resona Holdings Inc. (a)	131	450,707
Ricoh Co. Ltd.	19,000	371,236
Rinnai Corp.	900	26,989
Rohm Co. Ltd.	3,100	327,868
Ryohin Keikaku Co. Ltd.	700	58,693
Sanden Corp.	3,000	13,201
Sanken Electric Co. Ltd.	3,000	51,353
Sankyo Co. Ltd.	1,400	96,334
Santen Pharmaceutical Co. Ltd.	2,100	50,486
Sanwa Shutter Corp.	4,000	26,199
Sanyo Electric Co. Ltd. (a)	44,000	120,732
Sapporo Breweries	7,000	36,631
SBI Holdings Inc.	217	122,773
Secom Co. Ltd.	6,000	306,843
Sega Sammy Holdings Inc.	3,968	161,127
Seiko Epson Corp.	2,900	80,066
Seino Holdings Co. Ltd.	4,000	41,728
Sekisui Chemical	14,000	118,575
Sekisui House Ltd.	14,000	208,843
Seven & I Holdings Co. Ltd.	22,640	896,253
SFCG Co. Ltd.	160	36,196
Sharp Corp.	27,000	478,231
Shimachu Co. Ltd.	1,500	47,148
Shimamura Co. Ltd.	500	58,149
Shimano Inc.	2,200	66,160
Shimizu Corp.	17,000	123,765
Shin-Etsu Chemical Co. Ltd.	10,600	575,407
Shinko Securities Co. Ltd.	13,000	72,115
Shinsei Bank Ltd.	27,000	188,999
Shionogi & Co. Ltd.	9,000	147,636
Shiseido Co. Ltd.	10,000	186,043
Shizuoka Bank Ltd.	17,000	171,567
Showa Denko K.K.	28,000	124,402
Showa Shell Sekiyu K.K.	4,300	48,803
Skylark Co. Ltd.	2,100	37,553
SMC Corp.	1,600	249,280
Softbank Corp.	21,100	618,400
Sojitz Holdings Corp. (a)	10,000	59,126
Sompo Japan Insurance Inc.	23,000	333,526
Sony Corp.	28,400	1,314,871
Stanley Electric Co. Ltd.	4,900	104,481
SUMCO Corp.	1,300	69,796
Sumitomo Bakelite Co. Ltd.	5,000	45,279
Sumitomo Chemical Co. Ltd.	42,000	341,809
Sumitomo Corp.	30,000	427,133
Sumitomo Electric Industries	20,000	316,867
Sumitomo Heavy Industries	17,000	163,335
Sumitomo Metal Industries	114,000	489,063
Sumitomo Metal Mining Co. Ltd.	15,000	209,234
Sumitomo Mitsui Financial Group Inc.	168	1,855,328
Sumitomo Osaka Cement Co. Ltd.	11,000	40,088
Sumitomo Realty & Development Co. Ltd.	11,000	304,634
Sumitomo Rubber Industries	4,000	52,262
Sumitomo Trust & Banking	36,000	416,531
Surgua Bank Ltd.	6,000	81,094
Suzuken Co. Ltd.	1,440	45,140
T&D Holdings Inc.	6,550	511,914
Taiheiyo Cement Corp.	23,000	111,175
Taisei Corp.	25,000	119,781
Taisho Pharmaceutical Co. Ltd.	5,000	100,667

Taiyo Nippon Sanso Corp.	8,000	59,126
Taiyo Yuden Co. Ltd.	3,000	47,657
Takara Holdings Inc.	5,000	30,582
Takashimaya Co. Ltd.	8,000	121,922
Takeda Pharmaceutical Co. Ltd.	25,400	1,447,853
Takefuji Corp.	3,100	195,141
Takuma Co. Ltd.	2,000	16,243
Tanabe Seiyaku Co. Ltd.	6,000	66,517
TDK Corp.	3,400	256,195
Teijin Ltd.	22,000	146,337
Teikoku Oil Co. (b)	5,000	60,358
Terumo Corp.	4,700	154,517
The Daimaru Inc.	6,000	88,383
THK Co. Ltd.	3,000	96,334
TIS Inc.	1,000	27,014
Tobu Railway Co. Ltd.	24,000	126,203
Toda Corp.	6,000	26,912
Toho Co. Ltd.	3,800	73,279
Tohoku Electric Power	12,700	274,574
Tokuyama Corp.	6,000	101,737
Tokyo Broadcasting System	1,000	26,845
Tokyo Electric Power Co.	32,900	820,299
Tokyo Electron Ltd.	4,700	324,207
Tokyo Gas Co. Ltd.	67,000	293,123
Tokyo Steel Mfg. Co. Ltd.	3,000	60,910
Tokyo Style Co. Ltd.	2,000	23,803
Tokyo Tatemono Co. Ltd.	6,000	65,446
Tokyu Corp.	27,000	181,888
Tokyu Land Corp.	12,000	107,242
TonenGeneral Sekiyu KK	9,000	91,594
Toppan Printing Co. Ltd.	16,000	221,824
Toray Industries Inc.	37,000	303,003
Toshiba Corp.	83,000	482,283
Tosoh Corp.	14,000	69,932
Toto Ltd.	9,000	83,566
Toyo Seikan Kaisha Ltd.	4,600	83,430
Toyo Suisan Kaisha Ltd.	3,000	45,797
Toyobo Co. Ltd.	14,000	43,291
Toyoda Gosei Co. Ltd.	1,600	35,068
Toyota Industries Corp.	5,500	224,738
Toyota Motor Corp.	82,200	4,490,048
Toyota Tsusho Corp.	5,000	135,497
Trend Micro Inc.	2,500	87,712
UBE Industries Ltd.	25,000	73,695
Uni-Charm Corp.	1,200	58,922
Uniden Corp.	2,000	32,077
UNY Co. Ltd.	5,000	79,981
Ushio Inc.	3,000	71,486
USS Co. Ltd.	710	48,373
Wacoal Corp.	3,000	40,776
West Japan Railway Co.	48	202,659
Yahoo! Japan Corp.	432	263,497
Yakult Honsha Co. Ltd.	3,700	88,795
Yamada Denki Co. Ltd.	2,100	242,085
Yamaha Corp.	4,600	81,281
Yamaha Motor Co. Ltd.	5,500	135,964
Yamato Holdings Co. Ltd.	11,000	225,205
Yamazaki Baking Co. Ltd.	3,000	23,472
Yaskawa Electric Corp.	5,000	56,450
Yokogawa Electric Corp.	6,000	106,783
Zeon Corp.	5,000	64,478

		80,627,838

NETHERLANDS—3.42%
ABN AMRO Holdings NV	50,271	1,507,619
Aegon NV	40,497	749,611
Akzo Nobel NV	7,693	408,362
ASML Holding NV (a)	13,963	285,202
Buhrmann NV	3,065	54,245
Corio NV	1,172	75,652
DSM NV	4,280	195,492
Getronics NV	3,414	41,343
Hagemeyer NV (a)	17,543	88,678
Heineken NV	6,931	263,143
ING Groep NV	53,471	2,113,052
Koninklijke Ahold NV (a)	44,092	346,880
Koninklijke KPN NV	54,860	618,462
Koninklijke Numico NV (a)	4,724	209,072
OCE NV	2,286	41,483
Philips Electronics NV	37,288	1,260,642
Randstad Holding NV (a)	1,345	79,743
Reed Elsevier NV	20,378	292,227
Rodamco Europe NV	1,401	140,704
SBM Offshore NV	883	88,573
TNT NV	11,005	381,131
Unilever NV-CVA	16,168	1,123,014
Vedior NV-CVA	4,907	96,183
VNU NV	6,846	222,655
Wereldhave NV	569	64,008
Wolters Kluwer - CVA	8,109	202,296

		10,949,472

NEW ZEALAND—0.16%
Auckland International Airport	37,656	47,270
Contact Energy Ltd.	8,708	41,582
Fisher & Paykel Appliances Class H	6,917	18,047
Fisher & Paykel Healthcare Class C	13,842	35,263
Fletcher Building Ltd.	12,305	67,390
Kiwi Income Property Trust	13,307	10,481
Sky City Entertainment Group	11,467	37,821
Sky Network Television Ltd.	3,770	14,824
Telecom Corp. of New Zealand	55,339	188,653
The Warehouse Group Ltd.	6,267	14,924
Tower Ltd. (a)	9,053	14,540
Vector Ltd. (a)	3,324	5,748

Waste Management Ltd.	3,571	18,656

		515,199

NORWAY—0.80%
DNB NOR ASA	19,036	256,331
Frontline Ltd.	1,500	50,009
Norsk Hydro ASA	3,965	549,337
Norske Skogindustrier ASA	4,521	76,572
Orkla AS Class A	5,298	262,727
Petroleum Geo-Services (a)	1,662	77,473
Prosafe ASA	818	42,749
Schibsted ASA	1,284	35,363
Ship Finance International Ltd.	75	1,270
Statoil ASA	18,814	542,567
Stolt Offshore SA (a)	5,345	84,003
Stolt-Nielsen SA	1,018	31,532
Storebrand ASA	6,883	76,930
Tandberg ASA	3,586	32,420
Tandberg Television ASA (a)	2,212	46,409
Telenor ASA	22,252	239,369
Tomra Systems ASA	5,858	46,927
Yara International ASA	6,266	99,673

		2,551,661

PORTUGAL—0.32%
Banco BPI SA	10,426	74,314
Banco Comercial Portugues-R	58,256	185,725
Banco Espirito Santo	3,010	54,913
Brisa-Auto Estradas de Portugal SA	10,061	99,031
Cimpor-Cimentos De Portugal	5,358	35,787
Energias De Portugal SA	50,383	197,881
Jeronimo Martins	1,113	19,253
Portugal Telecom SGPS SA	21,793	264,439
PT Multimedia Servicos	2,826	34,599
Sonae Industria SGPS SA (a)	1,818	16,969
Sonae SGPS SA	26,818	43,887

		1,026,798

SINGAPORE—0.84%
Allgreen Properties Ltd.	14,000	13,511
Ascendas Real Estate Investment Trust	20,000	26,848
Capitaland Ltd.	29,128	87,213
Capitamall Trust	19,000	27,856
Chartered Semiconductor Mfg. Ltd. (a)	30,600	29,720
City Developments Ltd.	13,031	87,061
Comfortdelgro Corp. Ltd.	46,000	47,807
Cosco Corp. Singapore Ltd.	26,000	19,783
Creative Technology Ltd.	1,500	10,950
Datacraft Asia Ltd. (a)	10,000	11,300
DBS Group Holdings Ltd.	32,445	327,160
Fraser & Neave Ltd.	5,300	64,918
Haw Par Corp. Ltd.	3,374	12,419
Jardine Cycle & Carriage Ltd.	4,015	27,570
Keppel Corp. Ltd.	16,001	136,600
Keppel Land Ltd.	9,000	27,504
Neptune Orient Lines Ltd.	13,000	17,532
Noble Group Ltd.	25,000	19,022
Olam International Ltd.	19,000	20,099
Oversea-Chinese Banking Corp.	72,000	298,422
Overseas Union Enterprise	3,000	22,085
Parkway Holdings Ltd.	22,000	33,480
Sembcorp Industries Ltd.	28,200	61,058
Sembcorp Logistics Ltd.	8,392	9,189
Sembcorp Marine Ltd.	13,000	22,920
Singapore Airlines Ltd.	15,000	129,910
Singapore Exchange Ltd.	25,000	61,862
Singapore Land Ltd.	6,000	25,796
Singapore Post Ltd.	38,000	28,209
Singapore Press Holdings Ltd.	44,200	123,044
Singapore Technologies Engineering	39,381	75,522
Singapore Telecommunications	188,790	309,492
SMRT Corp. Ltd.	28,000	19,400
Stats Chippac Ltd. (a)	23,000	18,354
Suntec REIT	18,000	14,698
United Overseas Bank	34,616	334,061
United Overseas Land Ltd.	12,461	22,278
Venture Corp. Ltd.	6,397	50,654
Want Want Holdings Ltd.	8,000	10,080
Wing Tai Holdings Ltd.	14,000	16,455

		2,701,842

SPAIN—3.73%
Abertis Infraestructuras SA	6,394	165,790
AC. Acerinox	5,152	84,373
Acciona SA	801	124,819
ACS Actividades de Cons Y Serv	7,605	295,554
Aguas De Barcelona	21	535
Aguas De Barcelona Class A	2,160	56,714
Altadis SA	7,639	342,620
Antena 3 de Television SA	2,324	59,977
Banco Bilbao Vizcaya Argentaria SA	96,050	2,004,956
Banco Popular Espanol	24,475	360,770
Banco Santander Central Hispano SA	169,375	2,474,062
Cintra Concesiones De Infrae (a)	5,493	71,314
Corporacion Mapfre SA	2,925	59,603
Ebro Puleva SA	1,994	36,354
Endesa SA	27,417	885,377
Fomento De Construct Y Contra	1,379	102,136
Gamesa Corp Technologica	4,450	85,607
Gas Natural SDG SA	4,805	139,150
Grupo Ferrovial	1,726	139,554
Iberdrola SA	22,768	735,247
Iberia (Lineas Aer De Espana)	12,205	33,732
Inditex	6,524	251,882
Indra Sistemas SA	3,438	69,931

Inmobiliaria Colonial SA	793	55,754
Metrovacesa SA	1,407	119,560
NH Hoteles SA	2,552	43,959
Promotora De Infom SA	2,292	42,370
Repsol YPF SA	26,147	742,940
Sacyr Vallehermoso SA	3,136	106,821
Sogecable (a)	1,028	41,110
Telefonica Publicidad e Information SA	4,845	54,033
Telefonica SA	127,626	2,003,472
Union Fenosa SA	3,885	147,734
Zeltia SA	4,675	37,062

		11,974,872

SWEDEN—2.42%
Alfa Laval AB	2,441	65,682
ASSA Abloy AB Class B	8,400	155,898
Atlas Copco AB Class A	9,768	274,754
Atlas Copco AB Class B	5,646	147,570
Axfood AB	665	16,527
Billerud Aktiebolag	1,796	28,834
Capio AB (a)	2,419	45,206
Castellum AB	979	41,432
D. Carnegie & Co. AB	1,400	29,489
Electrolux AB Class B	8,121	233,121
Elekta AB Class B	2,505	41,343
Eniro AB	4,693	54,248
Ericsson LM Class B	423,081	1,608,456
Fabege AB	2,719	57,273
Gambro AB Class A	4,738	56,594
Gambro AB Class B	2,764	33,193
Getinge AB Class B	4,985	80,673
Hennes & Mauritz AB Class B	13,329	486,194
Hoganas AB Class B	736	17,866
Holmen AB Class B	1,523	64,356
Kungsleden AB	1,300	49,423
Lundin Petroleum AB (a)	4,860	56,179
Modern Times Group (a)	1,492	70,136
Nordea Bank AB	61,066	754,908
OMX AB (a)	2,116	40,495
Oriflame Cosmetics SA	1,050	34,996
Sandvik AB	5,825	344,524
SAS AB (a)	2,285	31,989
Scania AB Class B	2,653	115,172
Securitas AB Class B	8,524	164,221
Skandinaviska Enskilda Bank Class A	13,526	335,290
Skanska AB Class B	10,525	172,356
SKF AB Class B	10,220	166,705
SSAB Svenskt AB Series A	1,528	73,203
SSAB Svenskt AB Series B	652	29,017
Svenska Cellulosa AB Class B	5,467	240,143
Svenska Handelsbanken	14,716	409,206
Swedish Match AB	9,931	135,843
Tele2 AB Class B	8,751	103,405
Telelogic AB (a)	6,418	17,723
TeliaSonera AB	55,287	331,615
Trelleborg AB Class B	2,394	55,808
Volvo AB Class A	2,774	126,838
Volvo AB Class B	6,502	304,396
Wihlborgs Fastigheter AB (a)	665	20,242
WM Data AB	10,175	33,325

		7,755,867

SWITZERLAND—6.70%
ABB Ltd. (a)	56,238	709,743
Adecco SA	3,685	205,955
Ciba Specialty Chemicals AG	1,902	113,745
Clariant AG (a)	6,575	101,895
Compagnie Financiere Richemont AG Class A	14,258	683,666
Credit Suisse Group	34,678	1,946,140
Geberit AG Reg	102	97,426
Givaudan	190	146,059
Holcim Ltd.	5,085	404,943
Kudelski SA Bearer	1,008	28,729
Kuehne & Nagel International AG	307	99,511
Kuoni Reisen Holding (a)	78	40,453
Logitech International SA (a)	2,444	97,689
Lonza Group AG	1,044	71,565
Micronas Semiconductor (a)	1,010	32,196
Nestle SA	11,486	3,410,244
Nobel Biocare Holding AG	645	143,627
Novartis AG	66,185	3,681,317
Phonak Holding AG	1,185	67,457
PSP Swiss Property AG (a)	866	43,119
Rieter Holding AG	136	54,256
Roche Holding AG	19,998	2,977,952
Schindler Holding AG	1,560	83,179
Serono SA Class B	153	106,640
SGS SA	120	111,213
SIG Holding AG	155	33,058
Straumann Holding AG	224	51,040
Sulzer AG	107	73,019
Swiss Reinsurance	9,063	633,426
Swisscom AG	613	198,698
Syngenta AG (a)	3,038	426,991
Synthes Inc. (a)	1,342	147,229
The Swatch Group AG	1,683	58,620
The Swatch Group AG Class B	971	163,069
UBS AG	29,381	3,227,864
Unaxis Holding AG (a)	184	52,513
Valora Holding AG (a)	102	21,579
Zurich Financial Services (a)	4,055	952,736

		21,498,561

UNITED KINGDOM—23.20%
3I Group PLC	16,413	268,015
Aegis Group PLC	32,680	77,593
Aggreko PLC	6,054	33,242
Alliance Unichem PLC	7,225	112,398
AMEC PLC	9,756	68,264
Amvescap PLC	21,079	196,533
Anglo American PLC	40,627	1,564,547
ARM Holdings PLC	39,814	92,112
Arriva PLC	6,186	66,107
Associated British Ports Holdings PLC	9,292	116,724
AstraZeneca PLC	44,898	2,260,670
Aviva PLC	67,254	933,574
BAA PLC	30,394	437,476
BAE Systems PLC	92,030	672,304
Balfour Beatty PLC	11,946	77,157
Barclays PLC	183,828	2,149,619
Barratt Developments PLC	6,776	124,590
BBA Group PLC	12,207	59,503
Bellway PLC	3,184	68,274
BG Group PLC	101,158	1,263,698
BHP Billiton PLC	69,942	1,276,908
BOC Group PLC	14,845	398,734
Boots Group PLC	14,427	180,227
Bovis Homes Group PLC	2,812	43,795
BP PLC	586,911	6,735,750
Brambles Industries PLC	21,292	159,241
British Airways PLC (a)	15,321	93,968
British American Tobacco PLC	45,494	1,101,106
British Land Co. PLC	15,405	331,929
British Sky Broadcasting PLC	35,171	329,754
Brixton PLC	6,836	58,396
BT Group PLC	241,773	931,908
Bunzl PLC	9,724	115,313
Burberry Group PLC	13,665	109,969
Cadbury Schweppes PLC	59,360	589,525
Capita Group PLC	18,672	148,966
Carnival PLC	4,845	238,063
Cattles PLC	9,132	58,388
Centrica PLC	106,220	519,155
Close Brothers Group PLC	3,443	63,754
Cobham PLC	31,040	101,319
Compass Group PLC	60,741	240,716
Cookson Group PLC (a)	5,722	51,363
Corus Group PLC	125,411	191,615
Daily Mail & General NV	8,451	101,831
De La Rue PLC	4,638	44,931
Diageo PLC	81,825	1,287,852
DSG International PLC	55,280	177,083
Electrocomponents PLC	13,264	64,483
EMAP PLC	7,468	114,233
EMI Group PLC	22,028	96,763
Enterprise Inns	9,836	162,580
First Choice Holidays PLC	11,134	41,611
FirstGroup PLC	11,683	86,159
FKI PLC	14,846	32,478
Friends Provident PLC	54,712	198,062
Gallaher Group PLC	18,079	263,673
GKN PLC	20,220	116,731
GlaxoSmithKline PLC	166,143	4,341,410
Great Portland Estates	3,771	32,082
Group 4 Securicor PLC	32,208	105,831
GUS PLC	24,331	445,682
Hammerson PLC	7,870	169,437
Hanson PLC	21,009	275,036
Hays PLC	47,484	133,766
HBOS PLC	108,743	1,814,416
HMV Group PLC	10,940	32,433
HSBC Holdings PLC	321,190	5,381,478
ICAP PLC	13,866	107,735
IMI PLC	11,221	110,271
Imperial Chemical Industries PLC	34,241	205,700
Imperial Tobacco Group PLC	20,710	613,799
Inchcape PLC	2,167	98,087
Intercontinental Hotels Group PLC	13,277	217,036
International Power PLC (a)	42,307	207,879
Intertek Group PLC	4,333	61,878
Invensys PLC (a)	152,577	60,930
iSOFT Group PLC	5,765	14,664
ITV PLC	116,811	241,855
Johnson Matthey PLC	6,371	154,421
Kelda Group PLC	10,762	147,335
Kesa Electricals PLC	15,494	83,933
Kingfisher PLC	66,462	276,370
Ladbrokes Group PLC	45,149	304,937
Land Securities Group PLC	13,452	450,304
Legal and General Group PLC	182,062	448,869
Liberty International PLC	7,551	154,310
Lloyds TSB Group PLC	158,577	1,515,688
LogicaCMG PLC	32,926	111,906
London Stock Exchange PLC	7,306	133,954
Man Group PLC	7,995	342,175
Marks & Spencer Group PLC	47,053	454,637
Meggitt PLC	12,910	78,004
MFI Furniture Group PLC	17,686	32,934
Misys PLC	15,108	58,889
Mitchells & Butler	15,555	129,230
National Express Group PLC	4,162	68,288
National Grid PLC	76,998	765,363
Next PLC	7,553	216,379
Old Mutual PLC	155,490	543,314
Pearson PLC	22,945	317,909
Persimmon PLC	7,881	181,715
Pilkington PLC	30,117	84,711
Premier Farnell PLC	9,371	34,656
Provident Financial PLC	7,546	92,564
Prudential PLC	67,412	781,269

Punch Taverns PLC	7,142	104,472
Rank Group PLC	17,010	66,598
Reckitt Benckiser PLC	17,326	609,467
Reed Elsevier PLC	36,492	349,743
Rentokil Intial PLC	51,130	138,488
Resolution PLC	4,694	54,645
Reuters Group PLC	40,999	282,247
Rexam PLC	16,028	155,145
Rio Tinto PLC	30,232	1,533,767
Rolls Royce Group (a)	43,375	344,919
Rolls Royce Group Class B Future Entitlement (a) (b)	2,333,575	4,052
Royal & Sun Alliance Insurance Group PLC	80,064	191,488
Royal Bank of Scotland Group	90,156	2,931,870
Royal Dutch Shell PLC Class A	111,903	3,493,363
Royal Dutch Shell PLC Class B	78,535	2,552,592
Sabmiller PLC	24,483	482,898
Sage Group PLC	35,706	170,640
Sainsbury	38,797	223,976
Schroders PLC	3,763	77,683
Scottish & Newcastle PLC	21,729	196,180
Scottish & Southern Energy PLC	24,813	487,683
Scottish Power PLC	53,036	535,927
Serco Group PLC	12,989	71,039
Severn Trent PLC	9,855	191,127
Signet Group PLC	48,078	91,406
Slough Estates PLC	12,529	145,096
Smith & Nephew PLC	26,702	236,906
Smiths Group PLC	15,985	272,821
SSL International PLC	5,753	32,138
Stagecoach Group	23,953	47,827
Tate & Lyle PLC	13,646	135,286
Taylor Woodrow PLC	16,699	117,134
Telent PLC (a)	1,713	15,005
Tesco PLC	221,790	1,270,773
The Berkeley Group Holdings PLC (a)	2,941	60,510
The Davis Service Group PLC	4,720	40,832
TI Automotive Ltd. (a) (b)	12,271	—
Tomkins PLC	22,763	132,894
Travis Perkins PLC	3,101	89,861
Trinity Mirror PLC	8,304	82,182
Unilever PLC	78,382	801,574
United Business Media PLC	7,938	99,991
United Utilities PLC	24,914	298,257
Vodafone Group PLC	1,753,866	3,669,406
Whitbread PLC	7,244	149,168
William Hill PLC	11,422	118,890
Wimpey (George) PLC	10,939	106,265
Wolseley PLC	16,646	408,669
WPP Group PLC	34,077	408,543
Yell Group PLC 19,987		188,955

		74,406,599

TOTAL COMMON STOCKS (cost $242,940,460)		316,744,578

PREFERRED STOCKS—0.23%

GERMANY—0.23%
Henkel KGaA	1,703	199,150
Porsche AG PFD	223	213,553
ProSiebenSat.1 Media AG	2,408	62,758
RWE AG-Non Vtg PFD	1,153	90,080
Volkswagen AG PFD	3,066	168,325

		733,866

TOTAL PREFERRED STOCKS (cost $426,785)		733,866

	Principal amount	Value

REPURCHASE AGREEMENT—0.16%
Investors Bank & Trust Repurchase Agreement, (c)
4.220%, to be repurchased at $521,587 on 04/03/06	$521,404	$521,404

TOTAL REPURCHASE AGREEMENT (cost $521,404)		521,404

TOTAL INVESTMENTS — 99.17% (cost $243,888,649)		317,999,848

Cash (d) and Other Assets, Net of Liabilities — 0.83%		2,666,877

NET ASSETS — 100.0%		$320,666,725

INTERNATIONAL EQUITY INDEX FUND SECTOR CLASSIFICATIONS

Sector	Value	%
Financials	$94,143,308	29.36%
Consumer Discretionary	39,095,110	12.19%
Industrials	34,750,900	10.84%
Materials	25,882,108	8.07%
Energy	24,651,756	7.69%
Health Care	24,164,153	7.54%
Consumer Staples	23,677,347	7.38%
Information Technology	19,346,892	6.03%
Utilities	15,991,605	4.99%
Telecommunication Services	15,775,265	4.92%

Total Stocks	317,478,444	99.01%
Repurchase Agreement	521,404	0.16%
Cash and Other Assets, Net of Liabilities	2,666,877	0.83%

Net Assets	$320,666,725	100.00%

(a)	Non-income producing security.

(b)	Security valued at fair value.

(c)	Repurchase agreement is fully collateralized by U.S. Treasury securities with a coupon rate of 4.545%, a maturity date of June 22, 2006, and a market value of $531,832 as of March 31, 2006.

(d)	At March 31, 2006 cash has been pledged to cover, in whole or in part, initial margin requirements for open futures contracts.

Approximately 32.75% of the investment securities are denominated in the Euro, followed by 25.35% in the Japanese Yen, 23.40% in the British Pound, 6.76% in the Swiss Franc, 5.05% in the Australian Dollar, 2.44% in the Swedish Krone and 1.60% in the Hong Kong Dollar. The remaining investment securities representing 2.65% of total investments, are denominated in five currencies, each of which represents less than 0.85% of total investments.

See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST STOCK AND BOND BALANCED FUND

Schedule of Investments

March 31, 2006 (Unaudited)

	Shares	Value
REGISTERED INVESTMENT COMPANIES—99.79%
State Farm Variable Product Trust Bond Fund (37.72%) (a)	3,483,948	$34,177,532
State Farm Variable Product Trust Large Cap Equity Index Fund (62.07%) (a)	4,273,743	56,242,459

TOTAL REGISTERED INVESTMENT COMPANIES (cost $88,944,879)		90,419,991

TOTAL INVESTMENTS — 99.79% (cost $88,944,879)		90,419,991

Other Assets, Net of Liabilities — 0.21%		190,807

NET ASSETS — 100.00%		$90,610,798

(a)	The Stock and Bond Balanced Fund’s investment adviser is an affiliate of the issuer.

See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST BOND FUND

Schedule of Investments

March 31, 2006 (Unaudited)

	Principal amount	Value
CORPORATE BONDS—65.89%

AEROSPACE/DEFENSE—1.09%
TRW Inc.
6.730%, 07/11/2007	$900,000	$911,344
General Dynamics Corp.
3.000%, 05/15/2008	1,000,000	954,640

		1,865,984

AGRICULTURE, FOODS, & BEVERAGE—5.87%
Coca-Cola Enterprises Inc.
2.500%, 09/15/2006	1,000,000	987,183
Bottling Group LLC
2.450%, 10/16/2006	1,000,000	984,963
General Mills Inc.
5.125%, 02/15/2007	1,000,000	998,388
Dean Foods Co.
8.150%, 08/01/2007	1,000,000	1,020,000
Sara Lee Corp.
2.750%, 06/15/2008	1,000,000	941,572
Kraft Foods Inc.
4.125%, 11/12/2009	1,000,000	955,879
Campbell Soup Co.
6.750%, 02/15/2011	1,000,000	1,049,993
HJ Heinz Co.
6.625%, 07/15/2011	1,000,000	1,027,667
ConAgra Foods Inc.
6.750%, 09/15/2011	1,000,000	1,039,301
Kraft Foods Inc.
5.625%, 11/01/2011	1,000,000	1,001,330

		10,006,276

AUTOMOTIVE—3.11%
Toyota Motor Credit
5.650%, 01/15/2007	1,000,000	1,003,102
General Motors Acceptance Corp.
6.150%, 04/05/2007	1,500,000	1,473,242
Ford Motor Credit Co.
4.950%, 01/15/2008	1,000,000	931,879
7.375%, 02/01/2011	1,000,000	919,964
Goodyear Tire & Rubber Co.
7.857%, 08/15/2011	1,000,000	977,500

		5,305,687

BANKS—5.11%
JPMorgan Chase & Co.
5.350%, 03/01/2007	1,000,000	1,000,644
Bank One Corp.
2.625%, 06/30/2008	1,000,000	944,444
Bank of New York
5.050%, 03/03/2009	500,000	496,043
Wells Fargo & Co.
4.200%, 01/15/2010	1,000,000	959,726
Bank of America Corp.
4.250%, 10/01/2010	1,500,000	1,431,697
Wells Fargo & Co.
4.875%, 01/12/2011	500,000	488,962
Bank of New York
4.950%, 01/14/2011	1,000,000	980,657
Wachovia Corp.
5.350%, 03/15/2011	500,000	498,024
US Bank NA
4.950%, 10/30/2014	500,000	478,070
Fifth Third Bank
4.750%, 02/01/2015	500,000	469,721
Suntrust Banks Inc.
5.000%, 09/01/2015	500,000	478,845
Wachovia Bank NC
5.600%, 03/15/2016	500,000	495,109

		8,721,942

BUILDING MATERIALS & CONSTRUCTION—1.97%
York International Corp.
6.625%, 08/15/2006	1,000,000	1,003,553
Hanson Australia Funding
5.250%, 03/15/2013	1,000,000	959,406
Leggett & Platt Inc.
4.700%, 04/01/2013	1,000,000	948,416
Masco Corp.
4.800%, 06/15/2015	500,000	455,713

		3,367,088

CHEMICALS—3.49%
Praxair Inc.
6.900%, 11/01/2006	1,000,000	1,009,229
The Dow Chemical Co.
5.750%, 12/15/2008	1,000,000	1,012,323
Great Lakes Chemical Corp.
7.000%, 07/15/2009	2,000,000	2,075,000
Air Products & Chemicals Inc.
4.125%, 12/01/2010	1,000,000	943,743
E.I. du Pont de Nemours and Co.
4.125%, 03/06/2013	1,000,000	915,802

		5,956,097

COMMERCIAL SERVICE/SUPPLY—1.41%
RR Donnelley & Sons Co.
3.750%, 04/01/2009	1,000,000	941,589
4.950%, 05/15/2010	500,000	481,617
First Data Corp.
4.500%, 06/15/2010	500,000	480,556
Dun & Bradstreet Corp.
5.500%, 03/15/2011	500,000	496,995

		2,400,757

CONSUMER & MARKETING—4.08%
Steelcase Inc.
6.375%, 11/15/2006	1,000,000	998,078
Newell Rubbermaid Inc.
4.625%, 12/15/2009	1,000,000	966,297
Unilever Capital Corp.
7.125%, 11/01/2010	1,000,000	1,064,146
Avon Products Inc.
5.125%, 01/15/2011	500,000	491,139
Clorox Co.
6.125%, 02/01/2011	1,000,000	1,022,247
Reed Elsevier Capital
4.625%, 06/15/2012	500,000	467,595
Kimberly-Clark Corp.
5.000%, 08/15/2013	1,000,000	981,472
The Procter & Gamble Co.
4.950%, 08/15/2014	1,000,000	967,772

		6,958,746

ELECTRONIC/ELECTRICAL MFG.—1.46%
Emerson Electric Co.
5.500%, 09/15/2008	500,000	503,078
5.750%, 11/01/2011	1,000,000	1,019,207
General Electric Co.
5.000%, 02/01/2013	1,000,000	972,701

		2,494,986

FINANCIAL SERVICES—3.70%
Citigroup Inc.
5.000%, 03/06/2007	1,000,000	997,356
Household Finance Corp.
4.125%, 11/16/2009	1,000,000	957,894
Citigroup Inc.
4.125%, 02/22/2010	500,000	478,395
SLM Corp.
4.500%, 07/26/2010	1,000,000	954,430
John Deere Capital Corp.
4.875%, 10/15/2010	1,000,000	977,724
American Express Credit
5.000%, 12/02/2010	1,000,000	984,263
General Electric Capital Corp.
4.875%, 03/04/2015	500,000	479,513
Citigroup Inc.
5.300%, 01/07/2016	500,000	486,592

		6,316,167

FOREST PRODUCTS & PAPER—1.45%
International Paper Co.
7.875%, 08/01/2006	1,000,000	1,006,656
Weyerhaeuser Co.
6.125%, 03/15/2007	1,000,000	1,004,462
International Paper Co.
4.000%, 04/01/2010	500,000	468,015

		2,479,133

HEALTH CARE—6.78%
GlaxoSmithKline
2.375%, 04/16/2007	1,000,000	970,016
Eli Lilly & Co.
2.900%, 03/15/2008	1,000,000	956,720
Bristol-Myers Squibb Co.
4.000%, 08/15/2008	1,000,000	972,047
Abbott Laboratories
5.400%, 09/15/2008	500,000	501,944
3.500%, 02/17/2009	500,000	476,714
Hillenbrand Industries
4.500%, 06/15/2009	1,000,000	971,704
Amgen Inc.
4.000%, 11/18/2009	1,000,000	956,376
Baxter FinCo BV
4.750%, 10/15/2010	1,000,000	968,105
Merck & Co. Inc.
4.375%, 02/15/2013	1,000,000	930,552
Becton Dickinson & Co.
4.550%, 04/15/2013	1,000,000	944,689
Schering-Plough Corp.
5.550%, 12/01/2013	500,000	494,687
AstraZeneca PLC SP
5.400%, 06/01/2014	1,000,000	993,938
Boston Scientific Corp.
5.450%, 06/15/2014	1,000,000	964,708
Merck & Co. Inc.
4.750%, 03/01/2015	500,000	468,959

		11,571,159

MACHINERY & MANUFACTURING—5.99%
Ingersoll Rand
6.250%, 05/15/2006	1,000,000	1,001,306
Cooper Industries Inc.
5.250%, 07/01/2007	1,000,000	995,729
Dover Corp.
6.250%, 06/01/2008	1,425,000	1,455,917
BF Goodrich Co.
6.600%, 05/15/2009	1,000,000	1,030,847
Honeywell International Inc.
7.500%, 03/01/2010	1,000,000	1,073,350
United Technologies Corp.
4.375%, 05/01/2010	1,500,000	1,447,062
Johnson Controls Inc.
5.250%, 01/15/2011	1,000,000	983,368
Caterpillar Inc.
6.550%, 05/01/2011	1,000,000	1,050,342

Bemis Co. Inc.
4.875%, 04/01/2012	500,000	479,312
Johnson Controls Inc.
4.875%, 09/15/2013	750,000	707,845

		10,225,078

MEDIA & BROADCASTING—1.75%
The Walt Disney Co.
5.500%, 12/29/2006	1,000,000	1,002,126
New York Times Co.
4.500%, 03/15/2010	500,000	478,500
Knight-Ridder Inc.
7.125%, 06/01/2011	1,000,000	1,036,536
New York Times Co.
5.000%, 03/15/2015	500,000	465,759

		2,982,921

MINING & METALS—2.24%
Rio Tinto Finance USA Ltd.
2.625%, 09/30/2008	1,000,000	936,656
Alcan Inc.
6.450%, 03/15/2011	500,000	517,460
BHP Billiton Finance
4.800%, 04/15/2013	1,000,000	957,128
Barrick Gold Finance Inc.
4.875%, 11/15/2014	1,000,000	942,615
Alcan Inc.
5.000%, 06/01/2015	500,000	471,517

		3,825,376

OIL & GAS—1.75%
ChevronTexaco Capital Co.
3.500%, 09/17/2007	1,000,000	976,997
Conoco Funding Co.
6.350%, 10/15/2011	1,000,000	1,042,661
National Fuel Gas Co.
5.250%, 03/01/2013	1,000,000	972,670

		2,992,328

RETAILERS—3.97%
Wal-Mart Stores Inc.
5.450%, 08/01/2006	500,000	500,634
Safeway Inc.
4.125%, 11/01/2008	1,000,000	965,369
May Department Stores Co.
4.800%, 07/15/2009	1,000,000	979,625
CVS Corp.
4.000%, 09/15/2009	1,000,000	953,927
Home Depot Inc.
3.750%, 09/15/2009	1,000,000	951,899
Wal-Mart Stores Inc.
4.000%, 01/15/2010	500,000	478,082
Home Depot Inc.
4.625%, 08/15/2010	500,000	486,980
5.200%, 03/01/2011	500,000	496,810
Lowe’s Companies Inc.
5.000%, 10/15/2015	1,000,000	962,895

		6,776,221

TELECOM & TELECOM EQUIPMENT—4.34%
Cingular Wireless
5.625%, 12/15/2006	1,000,000	1,002,465
Verizon Wireless
5.375%, 12/15/2006	1,000,000	1,000,111
SBC Communications Inc.
5.300%, 11/15/2010	1,000,000	986,856
Verizon Communications
5.350%, 02/15/2011	1,000,000	986,660
Cisco Systems Inc.
5.250%, 02/22/2011	1,000,000	991,466
Deutsche Telekom International Finance
5.375%, 03/23/2011	500,000	492,705
Vodafone Group PLC
5.500%, 06/15/2011	1,000,000	990,759
BellSouth Corp.
5.200%, 09/15/2014	1,000,000	956,362

		7,407,384

UTILITIES & ENERGY—6.33%
Public Service Co. of Colorado
7.125%, 06/01/2006	2,000,000	2,005,718
Virginia Electric & Power
5.375%, 02/01/2007	1,000,000	998,560
Georgia Power
4.875%, 07/15/2007	1,000,000	994,785
Pacificorp
4.300%, 09/15/2008	1,000,000	976,767
Atmos Energy Corp.
4.000%, 10/15/2009	1,000,000	948,638
Commonwealth Edison
4.740%, 08/15/2010	1,000,000	965,714
Southern California Gas
4.375%, 01/15/2011	1,000,000	955,806
Duke Energy Corp.
6.250%, 01/15/2012	500,000	515,255
Vectren Utility Holdings
5.250%, 08/01/2013	500,000	477,939
Union Electric Co.
5.500%, 05/15/2014	1,000,000	985,686

Carolina Power & Light
5.250%, 12/15/2015	1,000,000	967,326

		10,792,194

TOTAL CORPORATE BONDS (cost $ 114,386,939)		112,445,524

TAXABLE MUNICIPAL BONDS — 0.56%
New Jersey State Turnpike Authority Transportation
2.840%, 01/01/2008	1,000,000	961,040

TOTAL TAXABLE MUNICIPAL BONDS (cost $ 1,000,000)		961,040

GOVERNMENT AGENCY SECURITIES—11.69% (a)
Federal Home Loan Mortgage Corp.
5.125%, 10/15/2008	4,000,000	4,006,480
6.625%, 09/15/2009	2,000,000	2,092,884
4.500%, 07/15/2013	1,500,000	1,437,272
5.200%, 03/05/2019	2,000,000	1,897,516
5.300%, 05/12/2020	2,000,000	1,898,846
Federal National Mortgage Association
5.250%, 06/15/2006	1,000,000	1,000,359
7.125%, 03/15/2007	2,000,000	2,036,274
6.625%, 10/15/2007	2,000,000	2,044,192
3.250%, 08/15/2008	1,500,000	1,440,256
6.625%, 09/15/2009	2,000,000	2,092,242

TOTAL GOVERNMENT AGENCY SECURITIES (cost $ 19,950,259)		19,946,321

U.S. TREASURY OBLIGATIONS—17.04%
U.S. Treasury Notes
7.000%, 07/15/2006	2,000,000	2,012,110
3.500%, 11/15/2006	5,000,000	4,957,810
6.625%, 05/15/2007	3,000,000	3,056,250
5.500%, 02/15/2008	2,000,000	2,024,140
5.625%, 05/15/2008	2,000,000	2,031,328
6.000%, 08/15/2009	3,000,000	3,108,399
6.500%, 02/15/2010	3,000,000	3,173,790
5.000%, 08/15/2011	3,000,000	3,026,367
4.000%, 11/15/2012	3,000,000	2,855,391
3.875%, 02/15/2013	3,000,000	2,828,673

TOTAL U.S. TREASURY OBLIGATIONS (cost $29,918,481)		29,074,258

	Shares	Value

SHORT-TERM INVESTMENTS — 3.75%
JPMorgan Treasury Plus Money Market Fund	6,394,504	$6,394,504

TOTAL SHORT-TERM INVESTMENTS (cost $6,394,504)		6,394,504

TOTAL INVESTMENTS — 98.93% (cost $171,650,183)		168,821,647

Other Assets, Net of Liabilities — 1.07%		1,825,442

NET ASSETS — 100.00%		$170,647,089

(a)	The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury.

See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST MONEY MARKET FUND

Schedule of Investments

March 31, 2006 (Unaudited)

	Principal amount	Value
SHORT-TERM INVESTMENTS—100.07%

AGRICULTURE, FOODS, & BEVERAGE—1.12%
Coca-Cola Co.
4.540%, 05/12/2006	$500,000	$497,415

AUTOMOTIVE—19.57%
New Center Asset Trust
4.590%, 04/04/2006	2,186,000	2,180,413
FCAR Owner Trust Series I
4.550%, 04/07/2006	2,190,000	2,176,915
Toyota Motor Credit Corp.
4.560%, 05/04/2006	2,185,000	2,178,357
American Honda Finance Corp.
4.570%, 05/08/2006	2,180,000	2,169,761

		8,705,446

CHEMICALS—4.95%
E.I. du Pont de Nemours and Co. (a)
4.710%, 04/24/2006	2,214,000	2,202,438

CONSUMER & MARKETING—4.67%
The Procter & Gamble Co. (a)
4.700%, 04/17/2006	2,080,000	2,078,436

FINANCIAL SERVICES—24.47%
Caterpillar Financial Services Corp.
4.480%, 04/10/2006	600,000	599,328
HSBC Finance Corp.
4.560%, 04/14/2006	2,188,000	2,179,258
General Electric Capital Corp.
4.540%, 04/18/2006	2,182,000	2,181,176
Citigroup Funding
4.575%, 05/01/2006	2,183,000	2,175,452
Chevron Funding Corp.
4.570%, 05/19/2006	2,187,000	2,177,561
Caterpillar Financial Services Corp.
4.670%, 06/19/2006	1,584,000	1,567,767

		10,880,542

GOVERNMENT AGENCY SECURITIES—38.13% (b)
Federal Home Loan Mortgage Corp.
4.430%, 04/04/2006	1,250,000	1,249,538
4.600%, 05/09/2006	880,000	875,727
4.740%, 06/13/2006	2,324,000	2,301,662
4.720%, 06/16/2006	610,000	603,922
4.757%, 06/27/2006	3,000,000	2,965,512
Federal National Mortgage Association
4.370%, 04/12/2006	5,000,000	4,993,324
4.430%, 05/23/2006	1,500,000	1,490,402
4.690%, 06/07/2006	2,500,000	2,478,178

		16,958,265

	Shares or principal amount	Value

REGISTERED INVESTMENT COMPANIES—2.26%
JPMorgan Treasury Plus Money Market Fund	1,004,252	$1,004,252

TELECOM & TELECOM EQUIPMENT—4.90%
BellSouth Corp.
4.700%, 04/13/2006	$2,183,000	2,178,615

TOTAL SHORT-TERM INVESTMENTS (cost $44,505,409)		44,505,409

TOTAL INVESTMENTS — 100.07% (cost $44,505,409)		44,505,409

Liabilities, Net of Other Assets — (0.07)%		(32,650)

NET ASSETS — 100.00%		$44,472,759

(a)	Securities exempt from registration under Section 4(2) of the Securities Act of 1933. These securities are purchased as part of the normal course of business, valued at amortized cost and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2006, the value of these securities amounted to $4,280,874 or 9.63% of net assets.

(b)	The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury.

See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST

NOTES TO SCHEDULES OF INVESTMENTS

(Unaudited)

1. INVESTMENT OBJECTIVE

State Farm Variable Product Trust (the “Trust”) has nine separate investment portfolios (each a “Fund” and together, the “Funds”) as of March 31, 2006. Shares of each Fund are offered exclusively in connection with variable deferred annuity and variable universal life insurance policies issued by State Farm Life Insurance Company and State Farm Life and Accident Assurance Company. Each Fund is a separate investment portfolio with its own investment objective, investment policies, restrictions and attendant risks.

The Large Cap Equity Fund seeks long-term growth of capital. The Fund invests under normal circumstances at least 80% of its net assets plus any borrowing in common stocks and other equity securities of U.S. companies with market capitalizations of at least $1.5 billion.

The Small Cap Equity Fund seeks long-term growth of capital. The Fund invests under normal circumstances at least 80% of the value of its net assets plus any borrowing in equity securities of companies with relatively small market capitalizations located in the U.S. The companies in which the Fund invests typically have market capitalizations in the same range as found in the Russell 2000® Index (the “Russell 2000”).

The International Equity Fund seeks long-term growth of capital. The Fund invests primarily in common stocks of companies located in Europe, Canada, Australia and the Far East. The Fund may also invest in companies located in other countries. There is no restriction on the size of the companies in which the Fund invests.

The Large Cap Equity Index Fund (Large Cap Index Fund) seeks to match the performance of the Standard and Poor’s Composite Index of 500 Stocks® (the “S&P 500”)1 by investing in the securities that make up the S&P 500. The S&P 500 tracks the common stock performance of 500 large U.S. companies.

The Small Cap Equity Index Fund (Small Cap Index Fund) seeks to match the performance of the Russell 2000® Index (the “Russell 2000”)2. The Small Cap Index Fund invests primarily in some of the stocks found in the Russell 2000. The Russell 2000 tracks the common stock performance of about 2,000 small U.S. companies.

The International Equity Index Fund (International Index Fund) seeks to match the performance of the Morgan Stanley Capital International Europe, Australasia and Far East Free Index (the “EAFE? Free”)3. The International Index Fund invests primarily in some of the stocks found in the EAFE Free. The EAFE Free is a capitalization-weighted index that currently includes stocks of companies in 16 European countries, Australia, New Zealand, Hong Kong, Japan and Singapore.

The Stock and Bond Balanced Fund (Balanced Fund) seeks long-term growth of capital, balanced with current income. The Balanced Fund invests in the Large Cap Index and Bond Funds of the Trust.

The Bond Fund seeks to realize over a period of years the highest yield consistent with prudent investment management through current income and capital gains. The Fund invests primarily in bonds issued by U.S. companies.

The Money Market Fund seeks to maximize current income to the extent consistent with the preservation of capital and maintenance of liquidity.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in the preparation of their schedules of investments in accordance with U.S. generally accepted accounting principles (“GAAP”) in the United States.

(1)	“Standard & Poor’s®”, “S&P®”, “S&P 500®”, “Standard & Poor’s 500”, and “500” are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by State Farm Life Insurance Company, State Farm Life and Accident Assurance Company and the State Farm Variable Product Trust. Neither the Large Cap Equity Index Fund nor the Stock and Bond Balanced Fund is sponsored, endorsed, sold or promoted by Standard & Poor’s, and Standard & Poor’s makes no representation regarding the advisability of investing in the Large Cap Equity Index Fund or the Stock and Bond Balanced Fund.

(2)	The Russell 2000® Index is a trademark/service mark, and Russell ™ is a trademark of the Frank Russell Company. The Small Cap Equity Index Fund is not sponsored, endorsed, sold or promoted by, nor in any way affiliated with the Frank Russell Company. Frank Russell Company is not responsible for and has not reviewed the Small Cap Equity Index Fund nor any associated literature or publications and Frank Russell Company makes no representation or warranty, express or implied, as to their accuracy, or completeness, or otherwise.

(3)	The EAFE® Free Index is a trademark, service mark and the exclusive property of Morgan Stanley Capital International, Inc. (“MSCI”) and its affiliates and has been licensed for use by the State Farm Variable Product Trust (the “Trust”). The International Equity Index Fund (the “Fund”), based on the EAFE® Free Index, has not been passed on by MSCI as to its legality or suitability, and is not issued, sponsored, endorsed, sold or promoted by MSCI. MSCI makes no warranties and bears no liability with respect to the Fund. MSCI has no responsibility for and does not participate in the management of the Fund assets or sale of the Fund shares. The Trust’s Prospectus contains a more detailed description of the limited relationship MSCI has with the Trust and the Fund.

SECURITIES VALUATION

Investments are stated at market value. Stocks traded on securities exchanges, or in an over-the-counter market in which transaction prices are reported, are valued at the last sales prices on the day of valuation or, if there are no reported sales on that day, at the last reported bid price for the day. Stocks traded on the NASDAQ Stock Market are valued at the NASDAQ Official Closing Price. Portfolio securities that are primarily traded on foreign securities exchanges are generally valued at the closing values of such securities on the respective exchanges where the security is primarily traded. Long-term debt securities and U.S. Treasury bills are generally valued using quotations provided by an independent pricing service. All of the securities and assets of the Money Market Fund and short-term debt securities with remaining maturities of 60 days or less (other than U.S. Treasury bills) held by any of the other Funds are generally valued on an amortized cost basis, which approximates market value. Investments in open-end investment companies are valued each day based on the closing net asset value of the respective fund. Futures contracts are valued at the settlement price established each day on the exchange on which they are traded. Forward foreign currency contracts are valued daily using quoted forward exchange rates. Short sales are valued at market value.

Securities not valued as described above, and securities for which market prices are not readily available or are considered unreliable, are fair valued pursuant to procedures established by the Trust’s Board of Trustees. Fair value, as a general principle, means the value the Fund might reasonably expect to receive upon sale of that security. These fair value procedures require State Farm Investment Management Corp. (“SFIMC”), the Trust’s investment adviser, to obtain bid price quotations from brokers or dealers in the securities or quotations from an independent pricing service for non-U.S. equity securities in certain circumstances. If SFIMC cannot obtain a quotation for the security or if SFIMC believes the quotation does not represent the security’s fair value, then SFIMC will determine the security’s fair value in its reasonable judgment.

In making a fair value judgment, SFIMC may use different methodologies, including multiple of earnings, multiple of book value, discount from market of a similar freely traded security or, for debt securities, yield to maturity. Other factors SFIMC may consider in determining fair value for a security include, but are not limited to, fundamental analytical data relating to the security, the nature and duration of any restrictions on disposition of the security, significant global or regional events such as political unrest, natural disasters, and war, and significant movements in major market indices, exchange traded funds, index futures or other financial instruments in the U.S. or other markets.

REPURCHASE AGREEMENTS

The Funds may enter into repurchase agreements with banks, brokers, dealers, and other financial institutions in accordance with a Fund’s investment restrictions. Repurchase agreements involve the purchase of securities with a simultaneous commitment to resell the securities to the seller at an agreed-upon price and date. A Fund will invest only in repurchase agreements collateralized in an amount at least equal to the repurchase price plus accrued interest. To the extent that the proceeds from any sale of such collateral upon a default in the obligation to repurchase were less than the repurchase price, the Fund would suffer a loss. If the financial institution which is the party to the repurchase agreement petitions for bankruptcy or otherwise becomes subject to bankruptcy or other liquidation proceedings, there may be restrictions on the ability to sell the collateral and the Fund could suffer a loss. Each Fund’s Schedule of Investments reflects the repurchase agreements, if any, entered into as of March 31, 2006.

SECURITIES TRANSACTIONS

For financial reporting purposes, security transactions are accounted for on trade date (date the order to buy or sell is executed).

FEDERAL INCOME TAXES

It is the Funds’ policy to comply with the special provisions of Subchapter M of the Internal Revenue Code applicable to investment companies and, in the manner provided therein, to distribute substantially all of their taxable income, including any net realized gain on sales of investments reportable for federal income tax purposes. The Funds intend to comply with this policy and, accordingly, no provision for federal income taxes has been made.

As of March 31, 2006, the Funds’ aggregate unrealized gains and losses on securities based on cost for federal income tax purposes were as follows:

Fund	Cost of Investments for Federal Tax Purposes	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation(Depreciation)
Large Cap Equity Fund	$28,114,038	$1,627,747	$(521,093)	$1,106,654
Small Cap Equity Fund	26,649,505	2,514,498	(1,715,099)	799,399
International Equity Fund	27,278,393	5,844,718	(280,551)	5,564,167
Large Cap Index Fund	519,702,509	108,133,553	(80,786,883)	27,346,670
Small Cap Index Fund	215,240,776	92,967,868	(21,408,924)	71,558,944
International Index Fund	246,873,743	95,600,050	(24,473,945)	71,126,105
Balanced Fund	88,944,879	2,508,667	(1,033,555)	1,475,112
Bond Fund	171,650,183	1,095,888	(3,924,424)	(2,828,536)
Money Market Fund	44,505,409	—	—	—

FOREIGN CURRENCY TRANSLATIONS

Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing foreign exchange rates at March 31, 2006. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollars at the prevailing foreign exchange rates on the respective dates of transactions. That portion of realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed, but is included with realized and unrealized gains and losses on investment securities.

EXPENSES

Expenses arising in connection with a specific Fund are allocated to that Fund. Common Trust expenses are generally allocated between the Funds in proportion to each Fund’s relative net assets.

FINANCIAL INSTRUMENTS

The Large Cap Index, Small Cap Index, and International Index Funds, and, indirectly, the Balanced Fund, may enter into stock index futures contracts to gain exposure to market changes as this may be more efficient or cost effective than actually buying the securities. These contracts obligate a Fund to make or take delivery of a financial instrument or the cash value of a securities index at a specified future date at a specified price. Additionally, the International Equity and International Index Funds may enter into forward foreign currency contracts to purchase or sell foreign currencies. The Funds bear the market risk that arises from changes in the value of financial instruments and securities indices (futures contracts) or from changes in foreign currency rates (forward foreign currency contracts) and the credit risk should a counterparty fail to perform under such contracts.

The Large Cap Index, Small Cap Index, and International Index Funds and, indirectly, the Balanced Fund, may enter into short sale transactions to dispose of non-index securities received as a result of corporate actions such as mergers or spinoffs.

3. FUTURES AND FOREIGN CURRENCY CONTRACTS

The International Index Fund had no open forward foreign currency contracts at March 31, 2006.

The International Equity Fund had the following open forward foreign currency contracts at March 31, 2006:

Foreign amount	Currency	Contracts	Settlement date	U.S. Dollar	Unrealized gain (loss)
4,147	Australian Dollar	1	04/03/2006	2,972	$(20)
300,493	British Pound	4	04/12/2006-06/26/2006	521,620	(5,141)
243,280	Canadian Dollar	1	04/24/2006	208,566	160
137,000	Euro	3	04/03/2006-04/07/2006	166,072	(235)
408,377	Swiss Franc	3	04/12/2006-06/26/2006	314,720	3,314

				Total	$(1,922)

The Large Cap Index, Small Cap Index and International Index Funds had the following open futures contracts at March 31, 2006:

Fund	Type	Number of contracts	Notional Value	Market Value	Position	Expiration month	Unrealized gain (loss)
Large Cap Index Fund	S&P 500 Index Mini	24	$1,556,840	$1,563,960	Long	June ‘06	$7,120

Small Cap Index Fund	Russell 2000 Index Mini	200	14,661,786	15,436,000	Long	June ‘06	$774,214

International Index Fund	TOPIX Index	4	553,242	585,643	Long	June ‘06	32,401
International Index Fund	DJ Euro Stoxx 50	17	779,760	780,934	Long	June ‘06	1,174
International Index Fund	EMINI MSCI EAFE Index	4	361,870	367,200	Long	June ‘06	5,330
International Index Fund	FTSE 100 Index	6	621,186	621,316	Long	June ‘06	130

Total							$39,035

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer evaluated the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”) (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of this report (the “Evaluation Date”), and based on their evaluation as of the Evaluation Date of these controls and procedures as required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)) (as applicable), concluded that the registrant’s disclosure controls and procedures are effective.

(b) No change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

State Farm Variable Product Trust

By	/s/ Edward B. Rust, Jr.
Edward B. Rust, Jr.
President

Date  5/26/2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Edward B. Rust, Jr.
Edward B. Rust, Jr.
President

Date  5/26/2006

By	/s/ Michael L. Tipsord
Michael L. Tipsord
Senior Vice President and Treasurer

Date  5/26/2006